UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
 (Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
 (Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

The Baird Long-Term Credit Bond Fund, while registered, has not yet commenced operations, and has no holdings to report for the period.

Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Notes:
2.375%, 07/31/2017	$40,700,000	$40,906,634
1.000%, 09/15/2017	38,100,000	38,117,869
0.875%, 01/15/2018	77,300,000	77,206,390
		156,230,893	26.1%
Other Government Related Securities
CNPC General Capital Ltd.,
1.936%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) ∞ * f	250,000	250,077
Statoil ASA,
3.125%, 08/17/2017 f	1,500,000	1,509,560
		1,759,637	0.3%
Corporate Bonds
Industrials
AbbVie, Inc.,
1.800%, 05/14/2018	3,500,000	3,503,937
Actavis Funding SCS:
2.350%, 03/12/2018 f	1,500,000	1,506,540
2.375%, 03/12/2020 ∞ f	1,500,000	1,533,289
Alibaba Group Holding Ltd.,
1.574%, 11/28/2017 ∞ f	500,000	499,605
Allergan Inc/United States,
1.350%, 03/15/2018	650,000	647,067
American Honda Finance Corp.,
1.875%, 02/22/2019 ∞	200,000	202,661
Amgen, Inc.:
2.125%, 05/15/2017	1,500,000	1,501,671
1.430%, 05/22/2017 ∞	250,000	250,120
Anheuser-Busch InBev Finance, Inc.,
1.434%, 02/01/2019 ∞	1,165,000	1,168,982
Anheuser-Busch InBev Worldwide, Inc.,
6.500%, 07/15/2018	2,880,000	3,053,324
AT&T, Inc.:
1.750%, 01/15/2018	675,000	675,243
5.500%, 02/01/2018	765,000	788,770
5.600%, 05/15/2018	1,000,000	1,041,408
1.962%, 11/27/2018 ∞	400,000	403,654
2.082%, 06/30/2020 ∞	1,000,000	1,011,685
Baxalta, Inc.,
1.936%, 06/22/2018 ∞	1,550,000	1,551,525
BellSouth LLC,
4.400%, 04/26/2017 (Acquired 06/15/2016, Cost $1,002,066) *	1,000,000	1,002,080
British Telecommunications PLC,
5.950%, 01/15/2018 f	1,280,000	1,322,089
Bunge Limited Finance Corp.,
3.200%, 06/15/2017	2,000,000	2,006,722
Bunge NA Finance LP,
5.900%, 04/01/2017	720,000	720,000
Canadian Natural Resources Ltd.,
5.700%, 05/15/2017 f	4,000,000	4,018,444
Cardinal Health, Inc.:
1.900%, 06/15/2017	1,730,000	1,731,654
1.700%, 03/15/2018	1,000,000	1,000,179
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.784%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) ∞ *	1,500,000	1,486,576
ConocoPhillips Co.,
1.500%, 05/15/2018	2,115,000	2,110,740
Constellation Brands, Inc.,
7.250%, 05/15/2017	1,000,000	1,005,556
Daimler Finance North America LLC:
1.374%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) ∞ *	500,000	500,468
1.375%, 08/01/2017 (Acquired 11/01/2016, Cost $750,411) *	750,000	749,913
1.745%, 08/03/2017 (Acquired 07/28/2015, Cost $1,050,000) ∞ *	1,050,000	1,052,355
Deutsche Telekom International Finance BV,
1.605%, 01/17/2020 (Acquired 01/09/2017, Cost $2,000,000) ∞ * f	2,000,000	2,000,068
Dollar General Corp.:
4.125%, 07/15/2017	1,500,000	1,512,118
1.875%, 04/15/2018	1,500,000	1,501,403

Enbridge, Inc.,
1.514%, 06/02/2017 ∞ f	450,000	450,169
Enterprise Products Operating LLC,
Class L, 6.300%, 09/15/2017	3,500,000	3,571,935
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $59,002) *	58,765	59,281
Fidelity National Information Services, Inc.,
1.450%, 06/05/2017	1,823,000	1,822,781
Ford Motor Credit Co. LLC,:
3.000%, 06/12/2017	1,000,000	1,002,830
5.000%, 05/15/2018	328,000	338,881
General Motors Financial Co., Inc.:
2.400%, 04/10/2018	2,000,000	2,010,220
2.488%, 05/09/2019 ∞	2,000,000	2,034,036
Glencore Canada Corp.,
5.500%, 06/15/2017 f	1,500,000	1,510,965
Harris Corp.,
1.999%, 04/27/2018	3,000,000	3,003,927
Hewlett Packard Enterprise Co.:
2.450%, 10/05/2017	1,500,000	1,504,377
3.077%, 10/05/2018 ∞	1,000,000	1,020,421
HP, Inc.,
1.963%, 01/14/2019 ∞	737,000	739,136
Husky Energy, Inc.,
6.200%, 09/15/2017 f	2,500,000	2,551,802
Hyundai Capital America,
1.943%, 04/03/2020 (Acquired 03/29/2017, Cost $3,000,000) ∞ *	3,000,000	3,002,700
Ingredion, Inc.,
1.800%, 09/25/2017	2,500,000	2,501,170
Kinder Morgan Energy Partners LP,
5.950%, 02/15/2018	500,000	517,054
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 01/30/2017 through 03/17/2017, Cost $3,844,932) *	3,725,000	3,841,369
Kraft Heinz Foods Co.,
1.600%, 06/30/2017	724,000	724,220
McDonald's Corp.,
5.350%, 03/01/2018	620,000	641,265
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	808,000	848,280
Medtronic, Inc.,
1.931%, 03/15/2020 ∞ f	750,000	763,463
Mondelez International, Inc.,
1.554%, 02/01/2019 ∞	500,000	502,508
National Oilwell Varco, Inc.,
1.350%, 12/01/2017	2,450,000	2,443,204
NBCUniversal Enterprise, Inc.,
1.662%, 04/15/2018 (Acquired 02/21/2017, Cost $805,959) *	804,000	804,937
Pentair Finance SA,
1.875%, 09/15/2017 f	2,000,000	2,000,976
Phillips 66,
2.950%, 05/01/2017	1,500,000	1,501,694
Potash Corp of Saskatchewan, Inc.,
3.250%, 12/01/2017 f	3,609,000	3,642,423
Qualcomm, Inc.,
1.602%, 05/20/2020 ∞	1,500,000	1,495,950
Rohm and Haas Co.,
6.000%, 09/15/2017	2,095,000	2,136,240
RPM International, Inc.,
6.500%, 02/15/2018	2,750,000	2,861,691
Tech Data Corp.,
3.750%, 09/21/2017	2,000,000	2,018,560
Telefonica Emisiones SAU:
1.806%, 06/23/2017 ∞ f	1,000,000	1,001,040
3.192%, 04/27/2018 f	1,950,000	1,975,342
Time Warner Cable LLC,
5.850%, 05/01/2017	2,000,000	2,006,142
Total Capital International SA,
1.502%, 06/19/2019 ∞ f	250,000	250,013
Toyota Motor Credit Corp.,
Class 2547, 1.338%, 01/12/2018 ∞	900,000	900,831
TransCanada PipeLines Ltd.,
1.808%, 01/12/2018 ∞ f	1,000,000	1,004,629
Verizon Communications, Inc.,
2.871%, 09/14/2018 ∞	1,563,000	1,596,089
Vodafone Group PLC:
1.250%, 09/26/2017 f	1,400,000	1,398,795
1.500%, 02/19/2018 f	2,100,000	2,096,472

Volkswagen Group of America Finance LLC:
1.423%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) ∞ *	250,000	250,069
1.492%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) ∞ *	500,000	500,318
Xstrata Finance Ltd.,
2.700%, 10/25/2017 (Acquired 02/03/2017, Cost $1,005,848) * f	1,000,000	1,004,010
Zoetis, Inc.,
1.875%, 02/01/2018	2,750,000	2,751,568
		113,663,629	19.0%
Utilities
American Electric Power Co., Inc.,
Class E, 1.650%, 12/15/2017	1,460,000	1,459,556
Duke Energy Corp.,
2.100%, 06/15/2018	1,700,000	1,706,603
Exelon Corp.,
1.550%, 06/09/2017	1,700,000	1,700,051
NextEra Energy Capital Holdings, Inc.,
Class F, 2.056%, 09/01/2017	2,500,000	2,508,058
Sempra Energy,
6.150%, 06/15/2018	2,100,000	2,211,279
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $19,579) *	19,325	19,658
		9,605,205	1.6%
Financials
ABN AMRO Bank NV,
1.664%, 01/18/2019 (Acquired 01/11/2017, Cost $2,500,000) ∞ * f	2,500,000	2,506,635
Aetna, Inc.,
1.756%, 12/08/2017 ∞	2,000,000	2,007,590
American Express Bank FSB,
6.000%, 09/13/2017	2,000,000	2,039,722
Australia and New Zealand Banking Group Ltd.,
1.463%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) ∞ * f	1,000,000	1,001,320
Banco Santander (Chile),
1.915%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) ∞ * f	200,000	200,034
Bank of America Corp.:
5.750%, 12/01/2017	1,000,000	1,026,373
6.875%, 04/25/2018	3,000,000	3,156,699
Bank of Montreal,
1.609%, 04/09/2018 ∞ f	1,095,000	1,098,800
Barclays PLC,
2.000%, 03/16/2018 f	3,900,000	3,902,457
BB&T Corp.,
1.694%, 02/01/2019 ∞	880,000	885,658
BNP Paribas SA:
1.494%, 05/07/2017 ∞ f	1,070,000	1,070,193
2.375%, 09/14/2017 f	1,000,000	1,002,964
BPCE SA,
1.625%, 01/26/2018 f	3,000,000	2,996,643
Branch Banking & Trust Co.,
1.353%, 05/23/2017 ∞	1,000,000	1,000,125
Caisse Centrale Desjardins:
1.470%, 09/12/2017 (Acquired 05/26/2016, Cost $99,869) ∞ * f	100,000	100,016
1.550%, 09/12/2017 (Acquired 08/23/2016 through 09/23/2016, Cost $951,037) * f	950,000	950,201
1.704%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) ∞ * f	1,000,000	1,002,959
Capital One NA/Mclean VA:
1.500%, 09/05/2017	2,000,000	1,998,996
1.714%, 02/05/2018 ∞	500,000	501,477
Citigroup, Inc.,
1.850%, 11/24/2017	1,200,000	1,202,088
Citizens Bank NA/Providence RI:
1.600%, 12/04/2017	1,890,000	1,888,974
1.604%, 03/02/2020 ∞	2,000,000	2,004,410
Comerica Bank,
5.200%, 08/22/2017	110,000	111,503
Commonwealth Bank of Australia,
1.520%, 03/12/2018 (Acquired 11/09/2016, Cost $1,000,503) ∞ * f	1,000,000	1,001,341
Commonwealth Bank of Australia/New York NY,
2.500%, 09/20/2018 f	500,000	505,272
Compass Bank,
1.850%, 09/29/2017	3,015,000	3,014,156
Credit Agricole SA/London:
2.125%, 04/17/2018 (Acquired 03/24/2017, Cost $2,005,242) * f	2,000,000	2,005,840
2.079%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) ∞ * f	1,000,000	1,004,774
Credit Suisse AG/New York NY:
1.542%, 05/26/2017 ∞ f	500,000	500,325
1.750%, 01/29/2018 f	1,700,000	1,701,268
1.717%, 04/27/2018 ∞ f	1,000,000	1,000,777

Deutsche Bank AG,
2.475%, 01/18/2019 ∞ f	1,000,000	1,007,647
Deutsche Bank AG/London:
6.000%, 09/01/2017 f	1,000,000	1,016,531
1.714%, 02/13/2018 ∞ f	1,000,000	1,000,251
HSBC USA, Inc.:
1.700%, 03/05/2018	1,700,000	1,700,852
1.804%, 08/07/2018 ∞	1,000,000	1,003,546
1.644%, 11/13/2019 ∞	250,000	250,915
Huntington National Bank/The,
1.700%, 02/26/2018	2,300,000	2,301,017
ING Bank NV:
1.800%, 03/16/2018 (Acquired 02/17/2017, Cost $1,000,994) * f	1,000,000	1,001,509
2.286%, 03/22/2019 (Acquired 05/26/2016, Cost $804,336) ∞ * f	800,000	810,917
Jefferies Group LLC,
5.125%, 04/13/2018	3,250,000	3,351,803
JPMorgan Chase & Co.:
2.000%, 08/15/2017	1,000,000	1,002,233
Class 1, 1.669%, 01/28/2019 ∞	250,000	251,575
1.996%, 01/23/2020 ∞	1,000,000	1,015,167
KEB Hana Bank,
1.872%, 04/05/2020 (Acquired 03/27/2017, Cost $3,000,000) ∞ * f	3,000,000	3,000,000
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 08/12/2016, Cost $1,501,709) * f	1,500,000	1,499,676
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 03/17/2017, Cost $2,225,243) * f	2,200,000	2,224,299
Manufacturers & Traders Trust Co.,
6.625%, 12/04/2017	2,810,000	2,904,000
MetLife, Inc.,
Class A, 6.817%, 08/15/2018	105,000	111,940
Mizuho Bank Ltd.:
1.453%, 04/17/2017 (Acquired 04/09/2014, Cost $200,000) ∞ * f	200,000	200,021
1.603%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,360) ∞ * f	800,000	800,640
1.793%, 03/26/2018 (Acquired 03/19/2015 through 03/14/2016, Cost $1,346,110) ∞ * f	1,350,000	1,352,513
2.220%, 10/20/2018 (Acquired 10/13/2015, Cost $500,000) ∞ * f	500,000	504,959
Morgan Stanley:
1.887%, 01/05/2018 ∞	500,000	501,684
6.625%, 04/01/2018	2,000,000	2,093,364
1.893%, 01/24/2019 ∞	250,000	251,945
2.177%, 01/27/2020 ∞	500,000	508,636
Nordea Bank AB,
1.772%, 09/30/2019 (Acquired 09/22/2016, Cost $1,500,000) ∞ * f	1,500,000	1,506,375
Royal Bank of Canada,
1.282%, 10/13/2017 ∞ f	3,000,000	3,002,223
Santander Bank NA,
8.750%, 05/30/2018	2,200,000	2,359,137
Societe Generale SA,
2.750%, 10/12/2017 f	800,000	804,440
2.228%, 10/01/2018 ∞ f	1,500,000	1,512,070
Standard Chartered Bank,
6.400%, 09/26/2017 (Acquired 02/21/2017, Cost $2,043,849) * f	2,000,000	2,040,168
Standard Chartered PLC,
1.663%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) ∞ * f	1,200,000	1,198,242
Sumitomo Mitsui Banking Corp.:
1.603%, 01/16/2018 ∞ f	300,000	300,822
1.781%, 07/23/2018 ∞ f	1,350,000	1,355,196
1.695%, 10/19/2018 ∞ f	1,000,000	1,002,724
Sumitomo Mitsui Trust Bank Ltd,
1.610%, 03/06/2019 (Acquired 02/27/2017, Cost $2,000,000) ∞ * f	2,000,000	2,003,042
SunTrust Banks, Inc.,
6.000%, 09/11/2017	2,143,000	2,185,339
Svenska Handelsbanken AB,
1.638%, 06/17/2019 ∞ f	850,000	851,975
Swedbank AB,
2.125%, 09/29/2017 (Acquired 08/30/2016, Cost $2,008,425) * f	2,000,000	2,006,274
Synchrony Financial:
1.875%, 08/15/2017	1,000,000	1,000,372
2.438%, 11/09/2017 ∞	1,000,000	1,005,583
2.265%, 02/03/2020 ∞	1,000,000	1,006,642
The Bank of New York Mellon Corp.,
1.594%, 08/01/2018 ∞	1,000,000	1,006,162
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
1.416%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) ∞ * f	1,000,000	999,919
The Bear Stearns Companies LLC,
6.400%, 10/02/2017	500,000	512,015

The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	2,500,000	2,604,450
2.139%, 11/15/2018 ∞	1,285,000	1,298,608
The Toronto-Dominion Bank,
1.594%, 11/05/2019 ∞ f	1,200,000	1,206,149
UBS AG/Stamford CT:
1.800%, 03/26/2018 f	1,300,000	1,300,923
1.853%, 03/26/2018 ∞ f	1,000,000	1,004,021
5.750%, 04/25/2018 f	1,000,000	1,042,093
UBS Group Funding Jersey Ltd.,
2.597%, 09/24/2020 (Acquired 09/21/2015, Cost $500,000) ∞ * f	500,000	509,675
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	1,724,000	1,790,441
Voya Financial, Inc.,
2.900%, 02/15/2018	3,834,000	3,868,893
WEA Finance LLC / Westfield UK & Europe Finance PLC,
1.750%, 09/15/2017 (Acquired 08/10/2016, Cost $1,402,481) *	1,400,000	1,400,346
Wells Fargo & Co.:
5.625%, 12/11/2017	2,500,000	2,568,395
Class N, 1.719%, 01/30/2020 ∞	1,000,000	1,004,224
Westpac Banking Corp.:
2.000%, 08/14/2017 f	1,165,000	1,166,821
1.482%, 05/25/2018 ∞ f	1,500,000	1,503,696
		125,984,685	21.1%
Total Corporate Bonds		249,253,519	41.7%

Taxable Municipal Bonds
California Pollution Control Financing Authority,
1.250%, 08/01/2023 ∞	2,000,000	1,999,900
City of Los Angeles Department of Airports,
5.175%, 05/15/2017	65,000	65,214
County of Westchester NY,
2.000%, 12/15/2017	2,000,000	2,004,720
Kentucky Asset Liability Commission,
4.372%, 04/01/2017	1,200,000	1,200,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
2.250%, 07/01/2046 (Callable 3/31/2017) ∞	2,000,000	2,000,000
		7,269,834	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	17,783	18,299
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	11,578	11,899
5.000%, 11/01/2017	10,955	11,258
5.500%, 11/01/2017	23,556	23,700
5.000%, 12/01/2017	10,913	11,215
5.000%, 12/01/2019	241,612	248,445
4.500%, 04/01/2020	462,191	474,014
5.000%, 04/01/2020	473,467	488,004
		1,286,834	0.2%
Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 1.302%, 04/25/2036 ∞	457,103	450,062
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 1.302%, 12/25/2035 ∞	610,824	593,333
Series 2006-2, Class A3, 1.132%, 09/25/2036 ∞	1,581,295	1,579,192
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 1.172%, 02/25/2036 ∞	294,549	291,876
Series 2006-HE1, Class A1A, 1.182%, 02/25/2036 ∞	92,303	91,951
Banc of America Alternative Loan Trust,
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	18,175	18,258
Carrington Mortgage Loan Trust,
Series 2006-RFC1, Class A3, 1.132%, 05/25/2036 ∞	1,257,077	1,239,831
Countrywide Asset-Backed Certificates,
Series 2006-BC4, Class 2A2, 0.938%, 11/25/2036 ∞	2,074,102	2,052,573
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 1.132%, 02/25/2037 ∞	2,352,456	2,320,569
Home Equity Asset Trust,
Series 2007-2, Class 2A2, 1.167%, 07/25/2037 ∞	937,459	921,355
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 1.152%, 05/25/2037 ∞	323,742	313,466
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A4, 1.152%, 04/25/2036 ∞	592,623	584,622
Series 2007-CH3, Class A3, 1.132%, 03/25/2037 ∞	253,229	252,739

Long Beach Mortgage Loan Trust:
Series 2005-WL2, Class M1, 1.687%, 08/25/2035 ∞	654,554	653,863
Series 2006-WL2, Class 2A3, 1.182%, 01/25/2036 ∞	21,474	21,228
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	63,631	63,546
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 1.212%, 02/25/2036 ∞	169,597	169,333
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 1.142%, 04/25/2036 ∞	387,488	387,050
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 1.112%, 06/25/2037 ∞	13,887	13,830
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.432%, 09/25/2035 ∞	422,281	419,852
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033 ∞	18,204	18,181
Series 2006-KS1, Class A4, 1.282%, 02/25/2036 ∞	158,007	156,806
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 1.302%, 03/25/2036 ∞	628,097	620,572
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.242%, 12/25/2035 ∞	678,230	674,623
Series 2006-2, Class A4, 1.252%, 03/25/2036 ∞	176,557	176,356
Series 2006-OPT2, Class A3, 1.162%, 05/25/2036 ∞	591,723	581,238
		14,666,305	2.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	2,325,828	2,326,048
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	1,277,346	1,278,085
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K701, Class A2, 3.882%, 11/25/2017 ∞	2,045,000	2,061,210
Series K702, Class A2, 3.154%, 02/25/2018	2,019,023	2,041,251
Series K703, Class A2, 2.699%, 05/25/2018	1,079,243	1,091,402
Series K008, Class A1, 2.746%, 12/25/2019	1,928,777	1,942,455
Series K009, Class A1, 2.757%, 05/25/2020	2,049,846	2,060,716
		12,801,167	2.1%
Other Asset Backed Securities
Ally Auto Receivables Trust:
Series 2014-2, Class A3, 1.250%, 04/15/2019	1,474,359	1,474,243
Series 2014-1, Class A4, 1.530%, 04/15/2019	1,750,000	1,751,329
Series 2015-1, Class A3, 1.390%, 09/16/2019	1,783,537	1,783,866
American Express Credit Account Master Trust,
Series 2014-2, Class A, 1.260%, 01/15/2020	4,630,000	4,630,865
Bank of The West Auto Trust,
Series 2014-1, Class A4, 1.650%, 03/16/2020 (Acquired 02/16/2017, Cost $2,783,054) *	2,780,000	2,783,601
Barclays Dryrock Issuance Trust,
Series 2014-5, Class A, 1.480%, 09/15/2020	3,000,000	3,002,530
BMW Vehicle Lease Trust,
Series 2015-1, Class A4, 1.340%, 06/20/2018	1,925,000	1,925,428
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	2,971,649	2,972,817
Capital Auto Receivables Asset Trust:
Series 2015-3, Class A1A, 1.390%, 02/20/2018	76,766	76,764
Series 2015-3, Class A2, 1.720%, 01/22/2019	5,000,000	5,005,249
Series 2016-3, Class A2A, 1.360%, 04/22/2019	861,702	861,528
Capital One Multi-Asset Execution Trust:
Series 2014-A5, Class A5, 1.480%, 07/15/2020	2,000,000	2,001,903
Series 2007-A7, Class A7, 5.750%, 07/15/2020	3,000,000	3,059,768
Carmax Auto Owner Trust:
Series 2013-2, Class A4, 0.840%, 11/15/2018	776,136	775,681
Series 2014-3, Class A3, 1.160%, 06/17/2019	1,514,293	1,513,337
Series 2014-4, Class A3, 1.250%, 11/15/2019	822,577	822,345
Chase Issuance Trust:
Series 2014-A6, Class A6, 1.260%, 07/15/2019	4,100,000	4,101,178
Series 2013-A1, Class A1, 1.300%, 02/18/2020	2,500,000	2,499,229
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 1.360%, 01/15/2020 (Acquired 02/22/2017, Cost $3,597,891) *	3,600,000	3,595,917
Citibank Credit Card Issuance Trust:
Series 2014-A4, Class A4, 1.230%, 04/24/2019	2,000,000	2,000,119
Series 2008-A1, Class A1, 5.350%, 02/07/2020	4,500,000	4,646,709
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 ∞	507,158	537,775
Dell Equipment Finance Trust,
Series 2015-1, Class A3, 1.300%, 03/23/2020 (Acquired 07/06/2016, Cost $558,318) *	558,361	558,605
Discover Card Execution Note Trust:
Series 2014-A3, Class A3, 1.220%, 10/15/2019	3,000,000	2,999,994
Series 2007-A1, Class A1, 5.650%, 03/16/2020	3,000,000	3,057,579

Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 08/23/2016 through 01/25/2017, Cost $3,419,733) *	3,419,901	3,420,035
Ford Credit Auto Lease Trust,
Series 2015-A, Class A4, 1.310%, 08/15/2018	2,450,000	2,450,298
Ford Credit Floorplan Master Owner Trust,
Series 2012-5, Class A, 1.490%, 09/15/2019	2,250,000	2,251,016
GM Financial Automobile Leasing Trust:
Series 2014-2A, Class A3, 1.220%, 01/22/2018 (Acquired 04/05/2016, Cost $21,777) *	21,776	21,775
Series 2015-1, Class A3, 1.530%, 09/20/2018	776,132	776,729
Series 2015-2, Class A3, 1.680%, 12/20/2018	2,600,000	2,604,524
Series 2016-3, Class A2A, 1.350%, 02/20/2019	2,860,992	2,857,390
Harley-Davidson Motorcycle Trust:
Series 2014-1, Class A3, 1.100%, 09/15/2019	935,163	934,481
Series 2015-2, Class A3, 1.300%, 03/16/2020	2,310,000	2,308,783
Series 2015-1, Class A3, 1.410%, 06/15/2020	1,695,903	1,696,120
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A2, 1.010%, 06/18/2018	1,015,439	1,015,234
Hyundai Auto Lease Securitization Trust:
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 09/26/2016 through 11/04/2016, Cost $1,452,266) *	1,450,593	1,451,033
Series 2016-A, Class A3, 1.600%, 07/15/2019 (Acquired 02/23/2017, Cost $3,104,022) *	3,100,000	3,101,801
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 07/21/2016, Cost $982,302) *	981,043	981,398
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $429,623) *	429,702	429,226
Master Credit Card Trust II,
Series 2016-1A, Class A, 1.726%, 09/23/2019 (Acquired 04/11/2016, Cost $1,050,000) ∞ *	1,050,000	1,053,996
Mercedes Benz Auto Lease Trust,
Series 2015-B, Class A4, 1.530%, 05/17/2021	3,600,000	3,602,562
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	3,710,000	3,707,463
MMAF Equipment Finance LLC:
Series 2016-AA, Class A2, 1.390%, 12/17/2018 (Acquired 10/26/2016 through 02/27/2017, Cost $4,580,225) *	4,578,707	4,580,166
Series 2011-AA, Class A5, 3.040%, 08/15/2028 (Acquired 09/22/2016 through 12/30/2016, Cost $1,689,453) *	1,678,244	1,685,327
Nissan Auto Lease Trust,
Series 2015-B, Class A3, 1.540%, 04/16/2018	3,950,000	3,953,070
Nissan Auto Receivables Owner Trust,
Series 2013-A, Class A4, 0.750%, 07/15/2019	70,355	70,320
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $296,978) *	297,909	298,389
Synchrony Credit Card Master Note Trust:
Series 2012-6, Class A, 1.360%, 08/17/2020	3,150,000	3,152,223
Series 2014-1, Class A, 1.610%, 11/15/2020	5,000,000	5,007,004
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A2A, 1.020%, 10/15/2018	1,474,829	1,473,951
Series 2013-B, Class A4, 1.460%, 01/15/2019	601,998	602,234
Series 2015-A, Class A3, 1.120%, 02/15/2019	614,100	613,503
Series 2014-A, Class A4, 1.180%, 06/17/2019	2,637,302	2,636,502
Wheels SPV 2 LLC,
Series 2014-1A, Class A2, 0.840%, 03/20/2023 (Acquired 07/28/2016 through 11/21/2016, Cost $99,284) *	99,398	99,373
		117,274,285	19.6%
Total Long-Term Investments (Cost $560,447,655)		560,542,474	93.7%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «	27,225,671	27,225,671
Total Short-Term Investments (Cost $27,225,671)		27,225,671	4.6%
U.S. TREASURY SECURITY	Shares
U.S. Treasury Security
United States Treasury Bill, 0.50% 04/13/2017 «	25,000,000	24,994,975
Total U.S. Treasury Securities (Cost $24,994,442)		24,994,975	4.2%
Total Investments (Cost $612,667,768)		612,763,120	102.5%
Liabilities in Excess of Other Assets		(14,764,286)	(2.5)%
TOTAL NET ASSETS		$597,998,834	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $73,416,216, which represents 12.28% of total net assets.

f	Foreign Security
«	7-Day Yield

Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptionsmarket participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$156,230,893	$-	$156,230,893
Other Government Related Securities	-	1,759,637	-	1,759,637
Corporate Bonds	-	249,253,519	-	249,253,519
Taxable Municipal Bonds	-	7,269,834	-	7,269,834
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,286,834	-	1,286,834
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	14,666,305	-	14,666,305
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	12,801,167	-	12,801,167
Other Asset Backed Securities	-	117,274,285	-	117,274,285
Total Long-Term Investments	-	560,542,474	-	560,542,474

Short-Term Investments
Money Market Mutual Fund	27,225,671	-	-	27,225,671
U.S. Treasury Securities		24,994,975	-	24,994,975
Total Short-Term Investments	27,225,671	24,994,975	-	52,220,646

Total Investments	$27,225,671	$585,537,449	$-	$612,763,120

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	139,300,000	143,778,217
1.375%, 08/31/2020	617,825,000	612,105,176
		755,883,393	17.5%
Other Government Related Securities
CNOOC Finance (2013) Ltd.,
1.750%, 05/09/2018 f	1,000,000	996,451
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	4,999,450
CNPC General Capital Ltd.,
1.936%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) ∞ * f	4,750,000	4,751,463
Electricite de France SA,
4.600%, 01/27/2020 (Acquired 11/22/2016, Cost $3,106,997) * f	2,926,000	3,097,039
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	3,999,651
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,035,439
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,237,733
Petroleos Mexicanos:
5.500%, 02/04/2019 f	3,200,000	3,360,000
8.000%, 05/03/2019 f	11,800,000	13,017,760
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	6,999,944
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	2,986,504
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (Acquired 04/25/2016, Cost $6,982,640) * f	7,000,000	6,968,759
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $2,365,761) * f	2,375,000	2,337,746
The Korea Development Bank:
3.875%, 05/04/2017 f	2,350,000	2,354,086
3.000%, 03/17/2019 f	2,475,000	2,521,255
		63,663,280	1.5%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
6.900%, 03/01/2019	10,950,000	11,914,279
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,672) * f	4,550,000	4,573,005
Abbott Laboratories:
2.350%, 11/22/2019	14,125,000	14,183,548
4.125%, 05/27/2020	480,000	505,779
AbbVie, Inc.,
1.800%, 05/14/2018	9,450,000	9,460,631
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,017,484
2.375%, 03/12/2020 ∞ f	1,000,000	1,022,193
3.000%, 03/12/2020 f	3,900,000	3,966,565
ACTAVIS, Inc.,
1.875%, 10/01/2017	1,392,000	1,393,308
Alibaba Group Holding Ltd.,
1.574%, 11/28/2017 ∞ f	2,500,000	2,498,025
Altera Corp.,
2.500%, 11/15/2018	3,000,000	3,044,088
Amgen, Inc.:
1.430%, 05/22/2017 ∞	2,750,000	2,751,325
5.700%, 02/01/2019	10,000,000	10,695,690
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,970,000	3,331,583
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019	11,425,000	11,441,566
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, 01/15/2019	6,000,000	6,600,942

AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,203,526
2.300%, 03/11/2019	9,682,000	9,729,064
2.082%, 06/30/2020 ∞	4,000,000	4,046,740
2.800%, 02/17/2021	4,025,000	4,036,958
Baxalta, Inc.:
1.936%, 06/22/2018 ∞	3,500,000	3,503,444
2.000%, 06/22/2018	9,200,000	9,215,484
Beam Suntory, Inc.,
1.875%, 05/15/2017	8,000,000	8,005,152
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	10,026,777
Boston Scientific Corp.,
2.650%, 10/01/2018	7,077,000	7,146,829
BP Capital Markets PLC:
1.544%, 05/10/2018 ∞ f	1,575,000	1,580,445
1.783%, 09/26/2018 ∞ f	7,085,000	7,130,620
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020 (Acquired 01/11/2017, Cost $21,950,280) *	22,000,000	21,997,338
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	500,000	501,680
8.500%, 06/15/2019	10,255,000	11,626,678
Bunge NA Finance LP,
5.900%, 04/01/2017	5,635,000	5,635,000
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,526,182
CF Industries, Inc.,
6.875%, 05/01/2018	19,412,000	20,237,010
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.579%, 07/23/2020	3,000,000	3,085,914
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.784%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) ∞ *	5,050,000	5,004,808
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	4,000,000	4,023,064
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	7,000,000	7,033,397
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $9,411,018) *	9,000,000	9,419,499
9.375%, 01/15/2019 (Acquired 02/10/2015 through 01/07/2016, Cost $997,987) *	899,000	1,005,665
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,706,148
CSX Corp.,
7.900%, 05/01/2017	2,221,000	2,230,981
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,837,698
2.125%, 06/01/2021	5,000,000	4,904,400
Daimler Finance North America LLC:
1.374%, 08/01/2017 (Acquired 07/24/2014 through 11/10/2015, Cost $2,699,036) ∞ *	2,700,000	2,702,524
1.745%, 08/03/2017 (Acquired 08/09/2016, Cost $6,005,584) ∞ *	6,000,000	6,013,458
1.484%, 03/02/2018 (Acquired 08/05/2015, Cost $747,719) ∞ *	750,000	751,252
1.894%, 08/01/2018 (Acquired 11/14/2014, Cost $2,008,989) ∞ *	2,000,000	2,014,082
1.500%, 07/05/2019 (Acquired 09/30/2016, Cost $5,676,288) *	5,700,000	5,619,488
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	399,000
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	3,900,000	4,157,837
1.605%, 01/17/2020 (Acquired 01/09/2017, Cost $8,000,000) ∞ * f	8,000,000	8,000,272
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016 through 01/03/2017, Cost $19,167,287) *	19,135,000	19,607,864
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	17,460,936
Eaton Corp.,
1.500%, 11/02/2017 f	5,000,000	4,999,340
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,345,318
El Paso Natural Gas Co. LLC,
5.950%, 04/15/2017	2,050,000	2,052,413
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,972,763
Enbridge, Inc.,
5.600%, 04/01/2017 f	5,125,000	5,125,000
Energy Transfer Partners LP:
2.500%, 06/15/2018	4,000,000	4,019,484
9.700%, 03/15/2019	6,994,000	7,953,024
4.150%, 10/01/2020	8,500,000	8,826,443

Enterprise Products Operating LLC:
Class L, 6.300%, 09/15/2017	1,220,000	1,245,075
6.650%, 04/15/2018	5,000,000	5,243,770
1.650%, 05/07/2018	2,000,000	1,997,750
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015 through 10/26/2016, Cost $19,131,225) *	19,000,000	19,002,052
Everett Spinco, Inc.,
2.875%, 03/27/2020 (Acquired 03/13/2017, Cost $9,570,144) *	9,600,000	9,680,438
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,158,292
3.300%, 02/25/2021	5,000,000	5,086,460
Exxon Mobil Corp.,
1.708%, 03/01/2019	8,000,000	8,013,752
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,290,976	1,361,980
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $166,561) *	165,893	167,349
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,016,472
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,999,640
2.000%, 04/15/2018	2,295,000	2,299,820
2.850%, 10/15/2018	11,640,000	11,800,713
3.625%, 10/15/2020	3,000,000	3,117,510
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,539,602
FMC Corp.,
5.200%, 12/15/2019	4,496,000	4,810,801
Ford Motor Credit Co. LLC:
6.625%, 08/15/2017	9,100,000	9,265,966
1.724%, 12/06/2017	1,250,000	1,249,984
2.021%, 05/03/2019	7,000,000	6,966,442
1.897%, 08/12/2019	10,000,000	9,904,700
2.681%, 01/09/2020	5,000,000	5,035,595
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 04/29/2015, Cost $9,969,900) *	9,675,000	10,017,176
Fortive Corp.,
1.800%, 06/15/2019 (Acquired 06/06/2016, Cost $4,645,024) *	4,650,000	4,621,068
Freeport-McMoRan, Inc.,
2.300%, 11/14/2017	11,469,000	11,411,655
General Motors Financial Co., Inc.:
2.625%, 07/10/2017	11,613,000	11,645,725
3.100%, 01/15/2019	2,825,000	2,870,573
2.400%, 05/09/2019	4,000,000	4,008,604
4.200%, 03/01/2021	1,215,000	1,268,260
Georgia-Pacific LLC:
2.539%, 11/15/2019 (Acquired 02/23/2016, Cost $8,741,051) *	8,750,000	8,820,017
5.400%, 11/01/2020 (Acquired 03/12/2015 through 11/08/2016, Cost $10,995,939) *	9,968,000	10,952,729
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,053,840
Glencore Funding LLC:
2.382%, 01/15/2019 (Acquired 06/17/2014 through 05/24/2016, Cost $5,209,109) ∞ *	5,200,000	5,246,176
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	601,740
3.125%, 04/29/2019 (Acquired 01/04/2016, Cost $4,575,553) *	5,154,000	5,231,722
Harris Corp.,
1.999%, 04/27/2018	15,725,000	15,745,584
Heineken NV,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	2,000,070
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	7,000,000	7,084,343
3.077%, 10/05/2018 ∞	9,000,000	9,183,789
HP, Inc.,
1.963%, 01/14/2019 ∞	5,700,000	5,716,519
Husky Energy, Inc.,
6.200%, 09/15/2017 f	2,615,000	2,669,185
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	4,995,380
Hyundai Capital America:
2.400%, 10/30/2018 (Acquired 10/27/2015, Cost $8,124,025) *	8,125,000	8,150,553
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $2,997,930) *	3,000,000	3,010,290
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $4,993,900) *	5,000,000	4,914,740
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 06/04/2014 through 10/01/2015, Cost $5,086,601) * f	5,050,000	5,088,188
1.625%, 08/30/2019 (Acquired 03/10/2017, Cost $1,426,766) * f	1,455,000	1,428,001

Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,751,000	8,278,835
2.875%, 01/15/2019	10,153,000	10,319,753
Ingredion, Inc.,
1.800%, 09/25/2017	10,100,000	10,104,727
Keysight Technologies, Inc.,
3.300%, 10/30/2019	20,625,000	20,943,718
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	2,692,000	3,011,312
6.500%, 04/01/2020	9,320,000	10,314,472
Kinder Morgan, Inc./DE:
2.000%, 12/01/2017	3,000,000	3,002,187
7.250%, 06/01/2018	1,710,000	1,809,166
Kraft Heinz Foods Co.:
2.000%, 07/02/2018	10,000,000	10,024,840
5.375%, 02/10/2020	2,250,000	2,444,519
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	2,050,000	2,067,841
2.625%, 02/01/2020	2,000,000	2,010,546
LyondellBasell Industries NV,
5.000%, 04/15/2019 f	2,260,000	2,380,273
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	7,975,492
Marathon Petroleum Corp.,
2.700%, 12/14/2018	14,100,000	14,221,119
Masco Corp.:
7.125%, 03/15/2020	310,000	349,227
3.500%, 04/01/2021	3,881,000	3,949,345
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,557,950
Medtronic, Inc.,
1.931%, 03/15/2020 ∞ f	2,250,000	2,290,387
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 11/16/2015 through 05/26/2016, Cost $2,419,545) *	2,226,057	2,431,647
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 01/05/2016, Cost $2,261,905) *	2,300,000	2,315,451
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (Acquired 10/19/2016, Cost $9,728,940) * f	9,750,000	9,602,970
Mondelez International, Inc.,
1.554%, 02/01/2019 ∞	9,337,000	9,383,834
Murphy Oil Corp.,
3.500%, 12/01/2017	9,756,000	9,756,000
Mylan NV:
3.000%, 12/15/2018 f	14,095,000	14,258,587
2.500%, 06/07/2019 f	7,000,000	7,032,004
Mylan, Inc.,
2.600%, 06/24/2018	1,150,000	1,158,731
National Oilwell Varco, Inc.,
1.350%, 12/01/2017	5,600,000	5,584,466
Newell Brands, Inc.,
2.600%, 03/29/2019	798,000	807,866
Nissan Motor Acceptance Corp.,
2.650%, 09/26/2018 (Acquired 07/29/2014 through 10/08/2015, Cost $4,802,680) *	4,760,000	4,807,890
Noble Holding International Ltd.,
5.750%, 03/16/2018 ∞ f	1,848,000	1,875,720
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,449,484
ONEOK Partners LP:
2.000%, 10/01/2017	2,858,000	2,861,350
8.625%, 03/01/2019	1,500,000	1,670,805
Pentair Finance SA:
1.875%, 09/15/2017 f	6,000,000	6,002,928
2.900%, 09/15/2018 f	13,075,000	13,207,110
3.625%, 09/15/2020 f	3,040,000	3,121,682
Perrigo Co PLC,
2.300%, 11/08/2018 f	4,125,000	4,145,361
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 f	4,500,000	4,587,817
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 02/15/2017, Cost $15,164,842) * f	15,050,000	15,192,734
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,003,387
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	2,010,902

Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,000,000	1,051,159
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	11,500,000	12,462,918
Republic Services, Inc.:
3.800%, 05/15/2018	7,990,000	8,164,446
5.500%, 09/15/2019	6,446,000	6,974,230
Rogers Communications, Inc.,
6.800%, 08/15/2018 f	3,233,000	3,450,646
Rohm and Haas Co.,
6.000%, 09/15/2017	1,871,000	1,907,831
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,027,180
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021 ∞	10,000,000	10,774,600
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 f	9,775,000	9,704,552
Smithfield Foods, Inc.,
2.700%, 01/31/2020 (Acquired 01/25/2017, Cost $6,996,990) *	7,000,000	6,995,100
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 05/04/2016, Cost $7,199,562) *	7,000,000	7,202,013
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,266,669
Telefonica Emisiones SAU,
6.221%, 07/03/2017 f	1,344,000	1,358,784
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	4,848,016
Teva Pharmaceutical Finance Netherlands III BV,
1.700%, 07/19/2019 f	7,000,000	6,920,200
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $3,777,852) *	3,705,000	3,772,527
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	16,751,340
The JM Smucker Co.:
1.750%, 03/15/2018	2,550,000	2,552,680
2.500%, 03/15/2020	2,725,000	2,752,427
Thomson Reuters Corp.,
1.650%, 09/29/2017 f	7,000,000	7,001,925
Time Warner Cable LLC:
5.850%, 05/01/2017	2,355,000	2,362,232
6.750%, 07/01/2018	6,000,000	6,344,592
8.750%, 02/14/2019	4,395,000	4,912,792
8.250%, 04/01/2019	2,564,000	2,858,509
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	8,068,326
Time Warner, Inc.,
4.875%, 03/15/2020	3,225,000	3,459,683
Total Capital International SA:
1.604%, 08/10/2018 ∞ f	4,350,000	4,370,349
1.502%, 06/19/2019 ∞ f	7,700,000	7,700,393
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	4,000,000	4,004,100
3.125%, 01/15/2019 f	6,800,000	6,933,375
Transocean, Inc.,
4.250%, 10/15/2017 f	7,400,000	7,437,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 08/05/2014 through 11/03/2015, Cost $15,855,842) * f	15,919,000	15,878,573
TTX Co.,
2.250%, 02/01/2019 (Acquired 01/12/2016, Cost $7,440,390) *	7,450,000	7,453,420
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	880,907
Valero Energy Corp.,
9.375%, 03/15/2019	10,349,000	11,766,937
Verisk Analytics, Inc.,
4.875%, 01/15/2019	19,150,000	20,005,067
Verizon Communications, Inc.,
2.946%, 03/15/2022 (Acquired 09/11/2013 through 12/09/2014, Cost $14,245,151) *	14,494,000	14,436,299
Vodafone Group PLC,
1.250%, 09/26/2017 f	10,000,000	9,991,390
Volkswagen Group of America Finance LLC:
1.423%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) ∞ *	2,750,000	2,750,764
1.492%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) ∞ *	4,500,000	4,502,858

Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,457,579
Walgreens Boots Alliance, Inc.:
1.750%, 11/17/2017	1,150,000	1,151,037
1.750%, 05/30/2018	2,750,000	2,753,347
Westlake Chemical Corp.,
4.625%, 02/15/2021 (Acquired 02/17/2017, Cost $11,433,066) *	11,000,000	11,423,434
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $551,920) * f	500,000	556,496
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	9,350,000	9,416,123
Zoetis, Inc.:
1.875%, 02/01/2018	11,000,000	11,006,270
3.450%, 11/13/2020	7,932,000	8,124,272
		1,231,790,902	28.4%
Utilities
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	39,000	39,000
Commonwealth Edison Co.,
6.150%, 09/15/2017	100,000	102,050
Dominion Resources, Inc./VA:
6.400%, 06/15/2018	3,550,000	3,737,010
2.962%, 07/01/2019	4,000,000	4,056,832
2.500%, 12/01/2019	9,500,000	9,607,892
Exelon Corp.:
1.550%, 06/09/2017	2,000,000	2,000,060
2.850%, 06/15/2020	2,275,000	2,304,825
Exelon Generation Co LLC:
2.950%, 01/15/2020	7,500,000	7,603,080
4.000%, 10/01/2020	8,300,000	8,624,796
Great Plains Energy, Inc.,
2.500%, 03/09/2020	10,000,000	10,042,100
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,217,396
NextEra Energy Capital Holdings, Inc.:
Class F, 2.056%, 09/01/2017	9,335,000	9,365,087
1.649%, 09/01/2018	6,575,000	6,555,479
NiSource Finance Corp.,
6.400%, 03/15/2018	199,000	207,557
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 09/16/2015, Cost $10,390,191) *	9,115,500	10,379,820
Pacific Gas & Electric Co.,
8.250%, 10/15/2018	8,320,000	9,108,894
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,524,756
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,300,000
9.800%, 02/15/2019	2,575,000	2,937,027
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,566,153
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,724,169
2.750%, 06/15/2020	11,000,000	11,093,489
		111,097,472	2.6%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,154,714) * f	1,150,000	1,158,692
1.800%, 09/20/2019 (Acquired 09/13/2016, Cost $4,743,635) * f	4,750,000	4,701,797
American Express Bank FSB,
1.181%, 06/12/2017 ∞	750,000	750,190
American Express Co.:
7.000%, 03/19/2018	2,661,000	2,794,265
1.640%, 05/22/2018 ∞	5,528,000	5,548,968
American Express Credit Corp.,
1.529%, 08/15/2019 ∞	2,000,000	2,006,106
American International Group, Inc.:
2.300%, 07/16/2019	1,400,000	1,405,172
3.375%, 08/15/2020	2,000,000	2,053,604
6.400%, 12/15/2020	10,000,000	11,318,500
ANZ New Zealand (Int'l) Ltd./London:
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * f	3,350,000	3,376,475
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $2,997,510) * f	3,000,000	3,038,709
Australia & New Zealand Banking Group Ltd./New York NY:
1.875%, 10/06/2017 f	750,000	752,088
2.250%, 06/13/2019 f	1,000,000	1,005,987
Banco Santander (Chile),
1.915%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) ∞ * f	1,800,000	1,800,309

Bank of America Corp.:
5.750%, 12/01/2017	5,000,000	5,131,865
Class L, 2.600%, 01/15/2019	5,750,000	5,809,869
5.625%, 07/01/2020	2,000,000	2,193,484
2.625%, 10/19/2020	10,000,000	10,053,580
Bank of Montreal:
1.609%, 04/09/2018 ∞ f	1,325,000	1,329,598
1.800%, 07/31/2018 f	5,000,000	5,009,835
1.900%, 08/27/2021 f	10,000,000	9,740,620
Banque Federative du Credit Mutuel SA:
2.000%, 04/12/2019 (Acquired 04/06/2016 through 10/21/2016, Cost $18,597,463) * f	18,600,000	18,481,964
2.750%, 10/15/2020 (Acquired 01/24/2017, Cost $2,210,702) * f	2,200,000	2,202,176
Barclays PLC:
2.000%, 03/16/2018 f	4,000,000	4,002,520
2.875%, 06/08/2020 f	3,000,000	3,017,163
3.250%, 01/12/2021 f	2,375,000	2,391,720
BB&T Corp.,
1.991%, 06/15/2018 ∞	4,150,000	4,180,984
BNP Paribas SA:
2.375%, 09/14/2017 f	3,000,000	3,008,892
2.400%, 12/12/2018 f	1,600,000	1,609,339
2.375%, 05/21/2020 f	3,225,000	3,222,530
BNZ International Funding Ltd./London:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,701,616) * f	1,700,000	1,701,931
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,236,625) * f	7,250,000	7,281,146
BPCE SA:
2.500%, 12/10/2018 f	10,525,000	10,596,149
2.500%, 07/15/2019 f	1,000,000	1,004,300
Branch Banking & Trust Co.,
1.353%, 05/23/2017 ∞	12,895,000	12,896,612
Caisse Centrale Desjardins:
1.704%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) ∞ * f	10,000,000	10,029,590
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,006,557) * f	4,000,000	4,002,908
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	20,000,000	19,822,180
Capital One Bank (USA) NA,
2.250%, 02/13/2019	1,500,000	1,502,275
Capital One NA/Mclean VA:
1.500%, 09/05/2017	5,000,000	4,997,490
1.714%, 02/05/2018 ∞	2,000,000	2,005,910
2.400%, 09/05/2019	5,300,000	5,316,658
1.850%, 09/13/2019	5,000,000	4,953,660
Citigroup, Inc.:
1.550%, 08/14/2017	2,400,000	2,399,578
1.700%, 04/27/2018	2,000,000	2,000,848
2.150%, 07/30/2018	3,975,000	3,988,654
2.050%, 12/07/2018	4,000,000	4,007,300
2.450%, 01/10/2020	14,825,000	14,888,347
Citizens Bank NA/Providence RI:
1.600%, 12/04/2017	14,300,000	14,292,235
2.500%, 03/14/2019	2,700,000	2,717,847
2.250%, 03/02/2020	5,000,000	4,992,820
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	16,822,673
Comerica Bank:
5.200%, 08/22/2017	6,825,000	6,918,229
2.500%, 06/02/2020	7,000,000	7,003,206
Commonwealth Bank of Australia,
1.520%, 03/12/2018 (Acquired 11/09/2016, Cost $2,501,258) ∞ * f	2,500,000	2,503,353
Commonwealth Bank of Australia/New York NY:
2.500%, 09/20/2018 f	2,150,000	2,172,670
1.750%, 11/02/2018 f	15,000,000	14,976,990
2.050%, 03/15/2019 f	1,500,000	1,504,876
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,502,058
6.400%, 10/01/2017	2,000,000	2,041,494
2.750%, 09/29/2019	9,106,000	9,161,565
Cooperatieve Rabobank UA/NY,
2.750%, 01/10/2022 f	5,000,000	5,030,530
Credit Agricole SA/London,
2.625%, 10/03/2018 (Acquired 03/09/2017, Cost $10,064,460) * f	10,000,000	10,074,200

Credit Suisse,
2.750%, 03/26/2020 f	9,000,000	9,013,644
Credit Suisse AG/New York NY:
6.000%, 02/15/2018 f	8,440,000	8,729,078
1.700%, 04/27/2018 f	2,500,000	2,496,695
Deutsche Bank AG,
2.475%, 01/18/2019 ∞ f	4,000,000	4,030,588
Deutsche Bank AG/London:
1.524%, 05/30/2017 ∞ f	2,650,000	2,650,199
6.000%, 09/01/2017 f	3,467,000	3,524,313
1.875%, 02/13/2018 f	3,000,000	2,996,736
2.500%, 02/13/2019 f	8,000,000	8,013,336
Discover Bank/Greenwood DE:
2.000%, 02/21/2018	1,875,000	1,876,579
2.600%, 11/13/2018	8,000,000	8,074,568
8.700%, 11/18/2019	5,395,000	6,127,954
3.100%, 06/04/2020	5,735,000	5,850,365
Fifth Third Bancorp:
2.150%, 08/20/2018	2,000,000	2,011,706
2.875%, 07/27/2020	5,000,000	5,079,550
First Horizon National Corp.,
3.500%, 12/15/2020	5,569,000	5,722,225
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	4,313,382
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,464,892
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $7,814,671) *	7,825,000	7,645,166
HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,710,280
HSBC Bank USA NA/New York NY,
6.000%, 08/09/2017	925,000	938,606
HSBC Finance Corp.,
6.676%, 01/15/2021	221,000	249,820
HSBC USA, Inc.:
2.037%, 09/24/2018 ∞	1,000,000	1,005,772
1.644%, 11/13/2019 ∞	9,750,000	9,785,685
Humana, Inc.,
7.200%, 06/15/2018	6,610,000	7,022,609
Huntington Bancshares Inc./OH,
2.600%, 08/02/2018	7,375,000	7,440,660
ING Bank NV:
1.650%, 08/15/2019 (Acquired 08/08/2016, Cost $9,989,800) * f	10,000,000	9,875,610
2.500%, 10/01/2019 (Acquired 04/18/2016, Cost $9,071,062) * f	8,961,000	9,012,642
Jackson National Life Global Funding,
2.200%, 01/30/2020 (Acquired 01/24/2017, Cost $24,098,463) *	24,125,000	24,092,721
Jefferies Group LLC,
5.125%, 04/13/2018	4,836,000	4,987,483
JPMorgan Chase & Co.:
1.588%, 04/25/2018 ∞	3,500,000	3,514,466
Class 1, 1.669%, 01/28/2019 ∞	750,000	754,726
6.300%, 04/23/2019	5,000,000	5,431,275
2.250%, 01/23/2020	8,100,000	8,127,888
KEB Hana Bank,
1.750%, 10/18/2019 (Acquired 10/11/2016, Cost $17,942,040) * f	18,000,000	17,714,934
Kemper Corp.,
6.000%, 05/15/2017	4,565,000	4,580,644
KeyBank NA/Cleveland OH:
2.350%, 03/08/2019	6,500,000	6,551,031
1.600%, 08/22/2019	3,000,000	2,967,819
2.500%, 12/15/2019	5,325,000	5,385,114
Kookmin Bank:
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	5,998,706
1.625%, 08/01/2019 (Acquired 07/25/2016, Cost $7,976,960) * f	8,000,000	7,886,320
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 02/17/2016, Cost $16,365,131) * f	16,435,000	16,475,841
Lloyds Bank PLC:
1.750%, 05/14/2018 f	5,825,000	5,827,779
2.000%, 08/17/2018 f	4,500,000	4,511,844
2.050%, 01/22/2019 f	4,000,000	4,004,792
Macquarie Bank Ltd.:
1.662%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) ∞ * f	5,000,000	5,014,835
2.400%, 01/21/2020 (Acquired 11/22/2016 through 02/28/2017, Cost $12,985,651) * f	13,000,000	12,992,941
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,779,842) * f	2,750,000	2,780,374
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,000,000	1,033,452
2.198%, 12/28/2020 ∞	282,000	280,362

Marsh & McLennan Companies, Inc.,
2.300%, 04/01/2017	1,297,000	1,297,000
Marsh & McLennan Cos, Inc.,
2.750%, 01/30/2022	7,000,000	7,039,459
Metropolitan Life Global Funding I,
1.390%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) ∞ *	8,500,000	8,500,451
Mizuho Bank Ltd.:
1.453%, 04/17/2017 (Acquired 04/09/2014, Cost $2,800,000) ∞ * f	2,800,000	2,800,291
1.603%, 09/25/2017 (Acquired 03/30/2016, Cost $2,994,809) ∞ * f	3,000,000	3,002,400
1.793%, 03/26/2018 (Acquired 06/21/2016, Cost $1,248,700) ∞ * f	1,250,000	1,252,328
2.220%, 10/20/2018 (Acquired 10/13/2015, Cost $2,500,000) ∞ * f	2,500,000	2,524,795
2.450%, 04/16/2019 (Acquired 09/09/2016, Cost $2,427,553) * f	2,400,000	2,412,158
Morgan Stanley:
1.887%, 01/05/2018 ∞	1,500,000	1,505,052
6.625%, 04/01/2018	2,000,000	2,093,364
1.893%, 01/24/2019 ∞	4,750,000	4,786,964
7.300%, 05/13/2019	15,125,000	16,719,402
2.177%, 01/27/2020 ∞	4,000,000	4,069,088
MUFG Union Bank NA,
2.125%, 06/16/2017	3,500,000	3,507,490
National Australia Bank Ltd/New York,
2.250%, 01/10/2020 f	24,600,000	24,630,504
National Bank of Canada,
1.961%, 12/14/2018 ∞ f	1,000,000	1,006,312
National City Bank/Cleveland OH,
5.800%, 06/07/2017	8,695,000	8,760,952
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015 through 02/16/2017, Cost $9,693,838) * f	9,700,000	9,721,670
6.250%, 02/25/2020 (Acquired 02/08/2017, Cost $5,549,892) * f	5,000,000	5,529,650
New York Life Global Funding,
1.550%, 11/02/2018 (Acquired 10/27/2015, Cost $9,486,415) *	9,500,000	9,483,926
Nomura Holdings, Inc.,
2.750%, 03/19/2019 f	5,313,000	5,368,808
Nordea Bank AB:
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	4,000,000
1.772%, 09/30/2019 (Acquired 09/22/2016, Cost $2,400,000) ∞ * f	2,400,000	2,410,200
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	302,015
Pricoa Global Funding I,
1.450%, 09/13/2019 (Acquired 09/06/2016, Cost $11,998,920) *	12,000,000	11,848,512
Principal Life Global Funding II:
1.500%, 04/18/2019 (Acquired 04/11/2016, Cost $2,990,640) *	3,000,000	2,974,629
2.150%, 01/10/2020 (Acquired 01/03/2017, Cost $19,073,451) *	19,100,000	19,090,011
Protective Life Global Funding,
1.555%, 09/13/2019 (Acquired 09/07/2016, Cost $18,000,000) *	18,000,000	17,712,360
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,804,405
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	7,733,000	8,187,623
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (Acquired 10/13/2015 through 06/09/2016, Cost $13,016,773) *	13,000,000	13,039,052
2.500%, 04/24/2019 (Acquired 03/28/2017, Cost $2,316,632) *	2,300,000	2,315,228
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	5,996,712
Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,447,583
Santander Bank NA,
8.750%, 05/30/2018	3,478,000	3,729,581
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,000,000	5,023,660
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 f	3,500,000	3,514,847
Santander UK PLC,
2.500%, 03/14/2019 f	10,000,000	10,081,980
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 08/05/2015, Cost $5,025,059) * f	5,000,000	5,036,460
2.375%, 03/25/2019 (Acquired 08/23/2016, Cost $964,512) * f	950,000	955,834
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,716,215
Societe Generale SA:
2.228%, 10/01/2018 ∞ f	6,000,000	6,048,282
2.625%, 10/01/2018 f	5,700,000	5,747,948
Standard Chartered PLC:
1.446%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) ∞ * f	10,000,000	9,992,060
1.663%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) ∞ * f	2,000,000	1,997,070
2.100%, 08/19/2019 (Acquired 08/16/2016, Cost $4,492,080) * f	4,500,000	4,463,023
2.400%, 09/08/2019 (Acquired 09/03/2014 through 10/12/2016, Cost $4,233,229) * f	4,225,000	4,216,567

Sumitomo Mitsui Banking Corp.:
1.603%, 01/16/2018 ∞ f	2,885,000	2,892,902
1.950%, 07/23/2018 f	3,500,000	3,506,465
1.762%, 10/19/2018 f	5,000,000	4,981,670
1.964%, 01/18/2019 ∞ f	1,000,000	1,009,136
2.450%, 01/16/2020 f	4,500,000	4,518,022
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019 (Acquired 02/27/2017, Cost $22,387,232) * f	22,400,000	22,367,139
SunTrust Bank/Atlanta GA,
7.250%, 03/15/2018	154,000	161,726
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	795,410
Svenska Handelsbanken AB:
1.625%, 03/21/2018 f	1,100,000	1,099,923
1.638%, 06/17/2019 ∞ f	2,000,000	2,004,646
2.078%, 10/01/2020 ∞ f	10,000,000	10,046,900
Swedbank AB,
2.125%, 09/29/2017 (Acquired 08/30/2016, Cost $3,012,638) * f	3,000,000	3,009,411
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	2,015,620
3.000%, 08/15/2019	13,350,000	13,558,247
2.700%, 02/03/2020	3,250,000	3,263,032
The Bank of New York Mellon Corp.,
1.594%, 08/01/2018 ∞	1,000,000	1,006,162
The Bank of Nova Scotia,
1.590%, 06/11/2018 ∞ f	3,500,000	3,510,703
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $6,298,173) * f	6,300,000	6,309,280
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	7,885,031
7.250%, 02/01/2018	450,000	470,305
The Goldman Sachs Group, Inc.:
2.209%, 12/10/2017 ∞	1,000,000	996,112
5.950%, 01/18/2018	1,045,000	1,079,142
6.150%, 04/01/2018	4,775,000	4,974,500
2.900%, 07/19/2018	1,000,000	1,012,950
7.500%, 02/15/2019	3,000,000	3,292,380
2.061%, 10/23/2019 ∞	2,751,000	2,780,317
2.300%, 12/13/2019	12,000,000	12,007,320
3.000%, 04/26/2022	5,000,000	5,012,245
The Hartford Financial Services Group, Inc.:
6.300%, 03/15/2018	1,825,000	1,902,179
6.000%, 01/15/2019	455,000	486,547
5.500%, 03/30/2020	1,947,000	2,118,753
The Huntington National Bank,
2.000%, 06/30/2018	12,990,000	13,022,865
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,340,865
UBS AG/Stamford CT:
1.800%, 03/26/2018 f	8,825,000	8,831,266
5.750%, 04/25/2018 f	3,351,000	3,492,053
UBS Group Funding Jersey Ltd.:
2.597%, 09/24/2020 (Acquired 09/21/2015, Cost $2,000,000) ∞ * f	2,000,000	2,038,698
3.000%, 04/15/2021 (Acquired 03/29/2016, Cost $2,997,750) * f	3,000,000	3,005,202
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	2,625,000	2,726,165
Voya Financial, Inc.,
2.900%, 02/15/2018	17,494,000	17,653,213
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	7,064,925
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $4,982,850) *	5,000,000	5,096,210
Wells Fargo & Co.:
Class N, 1.719%, 01/30/2020 ∞	1,975,000	1,983,343
2.500%, 03/04/2021	3,900,000	3,888,834
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,012,504
1.650%, 05/13/2019 f	4,650,000	4,612,740
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	6,800,000	7,471,779
		1,176,764,048	27.2%
Total Corporate Bonds		2,519,652,422	58.2%

Taxable Municipal Bonds
Chippewa Valley Schools,
1.180%, 05/01/2017	7,175,000	7,176,076
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,325,761
City of Pittsburg CA,
5.864%, 07/01/2021	2,290,000	2,441,919
City of Williston ND,
3.100%, 07/15/2025 (Callable 04/21/2017)	4,745,000	4,745,427
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	590,071
Cook County School District No. 144 Prairie Hills:
2.000%, 12/01/2017	810,000	814,803
2.000%, 12/01/2017	120,000	120,078
2.500%, 12/01/2018	745,000	749,776
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	10,445,000	10,745,294
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2017)	205,000	205,002
Kentucky Asset Liability Commission,
4.372%, 04/01/2017	2,400,000	2,400,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
2.250%, 07/01/2046 (Callable 03/31/2017) ∞	11,100,000	11,100,000
New Hampshire Housing Finance Authority:
1.650%, 07/01/2017	710,000	709,922
4.000%, 07/01/2036 (Callable 07/10/2024)	8,835,000	9,083,528
New Jersey Economic Development Authority:
1.802%, 06/15/2017	475,000	475,542
1.802%, 06/15/2017	2,505,000	2,507,029
3.375%, 06/15/2017	5,000,000	5,020,900
2.421%, 06/15/2018	10,000,000	9,990,100
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,385,000	2,606,996
5.976%, 03/01/2024	4,270,000	4,594,776
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,679,589
Public Finance Authority,
2.625%, 11/01/2019 (Callable 05/01/2018)	4,500,000	4,479,165
Rhode Island Housing & Mortgage Finance Corp./RI:
1.930%, 04/01/2017	300,000	300,000
3.000%, 10/01/2034 (Callable 10/01/2022)	6,775,000	6,796,002
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	3,485,000	3,560,311
Schenectady Metroplex Development Authority/NY,
2.232%, 08/01/2017	200,000	200,304
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	11,111,774	10,953,431
State of Illinois:
5.090%, 04/01/2017	2,785,000	2,785,000
4.350%, 06/01/2018	737,000	744,326
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	115,308
3.042%, 06/01/2018	100,000	101,602
		116,118,038	2.7%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 1.162%, 04/25/2036 ∞	537,363	537,142
Series 2006-2, Class A3, 1.132%, 09/25/2036 ∞	3,738,056	3,733,086
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 1.172%, 02/25/2036 ∞	5,211,253	5,163,959
Series 2006-OP1, Class A2C, 1.132%, 04/25/2036 ∞	4,555,487	4,446,750
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 1.252%, 12/25/2035 ∞	2,005,594	1,988,901
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	488,385	496,504
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	139,233	139,057
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	169,956	170,940
Series 2004-8CB, Class A, 1.252%, 06/25/2034 ∞	7,163,151	7,082,779
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	91,149	87,065
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	771,977	611,236
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 1.322%, 11/25/2035 ∞	8,498,768	8,315,229
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 1.197%, 01/25/2036 ∞	12,025,849	11,851,890

Banc of America Alternative Loan Trust,
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	197,133	197,729
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.624%, 03/25/2034 ∞	2,037,647	2,026,144
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 1.192%, 01/25/2036 ∞	3,793,282	3,756,121
Series 2006-OPT1, Class A3, 1.162%, 02/25/2036 ∞	3,147,575	3,090,406
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 1.282%, 06/25/2036 ∞	9,031,107	8,818,001
Series 2006-13, Class 1AF3, 4.500%, 01/25/2037 ∞ §	746,471	1,239,938
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.958%, 12/25/2035 ∞	163,869	162,175
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 3AV, 1.212%, 05/25/2036 ∞	3,755,651	3,716,449
Series 2006-9, Class 1AF3, 4.628%, 10/25/2046 ∞	918,489	818,120
First Franklin Mortgage Loan Trust,
Series 2005-FF12, Class A2B, 1.242%, 11/25/2036 ∞	1,977,122	1,963,497
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 1.702%, 10/25/2035 ∞	2,676,709	2,653,035
GSAA Trust:
Series 2005-8, Class A4, 1.252%, 06/25/2035 ∞	9,215,019	9,064,698
1.352%, 06/25/2035 ∞	1,797,179	1,785,740
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 1.152%, 08/25/2036 ∞	474,974	473,620
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.112%, 07/25/2036 ∞	6,001,854	5,834,010
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.103%, 07/25/2035 ∞	1,078,211	1,071,745
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M1, 1.687%, 08/25/2035 ∞	4,108,418	4,104,083
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	1,526,085	1,525,126
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	889,309	890,800
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	4,742,091	4,947,890
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 1.212%, 02/25/2036 ∞	152,217	151,980
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class A3B, 1.422%, 01/25/2035 ∞	1,423,838	1,422,629
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.212%, 12/25/2035 ∞	6,993,841	6,860,849
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2, Class A3, 1.152%, 03/25/2036 ∞	2,595,922	2,569,575
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 1.192%, 12/25/2035 ∞	3,964,199	3,944,952
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.432%, 09/25/2035 ∞	6,149,716	6,114,342
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 1.642%, 08/25/2035 ∞	2,913,104	2,860,242
RAMP Series Trust:
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033 ∞	127,323	129,001
Series 2006-NC2, Class A2, 1.172%, 02/25/2036 ∞	2,305,554	2,279,494
Series 2006-RZ4, Class A2, 1.162%, 10/25/2036 ∞	1,985,925	1,973,131
RASC Series Trust:
Series 2005-AHL2, Class A3, 1.332%, 10/25/2035 ∞	6,927,697	6,874,911
Series 2006-KS1, Class A4, 1.282%, 02/25/2036 ∞	2,835,794	2,814,238
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 ∞	1,933,541	914,807
Saxon Asset Securities Trust 2006-2,
Series 2006-2, Class A3C, 1.132%, 09/25/2036 ∞	1,519,669	1,476,576
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.307%, 10/25/2035 (Acquired 03/13/2014, Cost $3,315,713) ∞ *	3,356,621	3,348,288
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.242%, 12/25/2035 ∞	1,011,810	1,006,430
Series 2006-2, Class A4, 1.252%, 03/25/2036 ∞	3,229,694	3,226,015
Specialty Underwriting & Residential Finance Trust:
Series 2005-BC4, Class A2C, 1.332%, 09/25/2036 ∞	1,064,926	1,064,239
Series 2006-BC1, Class A2D, 1.282%, 12/25/2036 ∞	8,699,237	8,605,666
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.982%, 10/25/2034 ∞	9,761,877	9,685,466
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 ∞	201,958	204,668
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-BC3, Class 2A2, 1.122%, 05/25/2047 ∞	480,340	473,827

Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 4.985%, 01/25/2035 ∞	4,899,318	5,084,768
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.862%, 10/25/2043 ∞	8,886,486	8,941,539
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (Acquired 09/28/2016, Cost $2,874,495) ∞ *	2,830,241	2,833,218
Series 2015-4, Class A1, 3.500%, 04/25/2055 (Acquired 06/09/2016, Cost $6,249,464) ∞ *	6,094,825	6,198,291
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Acquired 12/07/2016 through 03/20/2017, Cost $13,887,594) ∞ *	13,908,840	13,812,003
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 02/07/2017, Cost $16,453,211) *	16,431,644	16,416,214
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	41,324	41,956
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	95,255	97,199
Series 2004-AR3, Class A1, 2.846%, 06/25/2034 ∞	6,730,915	6,798,972
		230,989,351	5.3%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	18,868,692	18,870,473
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	20,061,096	20,072,707
Series 2016-M6, Class ASQ2, 1.785%, 06/25/2019	13,650,000	13,653,811
Federal Home Loan Mortgage Corp. (FHLMC),
Series 5, Class B, 1.612%, 05/15/2019 ∞	392	392
FHLMC Multifamily Structured Pass Through Certificates,
Series K706, Class A2, 2.323%, 10/25/2018	5,635,764	5,688,874
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K701, Class A2, 3.882%, 11/25/2017 ∞	7,335,000	7,393,142
Series K703, Class A2, 2.699%, 05/25/2018	3,204,309	3,240,412
Series K-704, Class A2, 2.412%, 08/25/2018	5,735,133	5,783,671
Series K705, Class A2, 2.303%, 09/25/2018 ∞	5,591,000	5,636,960
Series K006, Class A2, 4.251%, 01/25/2020	15,000,000	15,903,104
Series K-504, Class A2, 2.566%, 09/25/2020	10,300,000	10,505,524
		106,749,070	2.4%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,188,338
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	5,871,903	6,061,436
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,313,107
		29,562,881	0.7%
		136,311,951	3.1%
Other Asset Backed Securities
American Express Credit Account Master Trust:
Series 2014-4, Class A, 1.430%, 06/15/2020	5,545,000	5,548,990
Series 2017-1, Class A, 1.930%, 09/15/2022	18,450,000	18,488,191
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,787,635
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	19,278,101	19,285,679
California Republic Auto Receivables Trust 2017-1,
Series 2017-1, Class A3, 1.900%, 03/15/2021	12,500,000	12,476,950
Capital Auto Receivables Asset Trust:
Series 2016-3, Class A2A, 1.360%, 04/22/2019	4,739,362	4,738,403
Series 2015-4, Class A3, 1.830%, 03/20/2020	3,400,000	3,408,011
Chase Issuance Trust,
Series 2015-A5, Class A5, 1.360%, 04/15/2020	13,750,000	13,735,971
Chrysler Capital Auto Receivables Trust,
Series 2013-BA, Class A4, 1.270%, 03/15/2019 (Acquired 11/12/2015 through 12/18/2015, Cost $1,105,211) *	1,107,714	1,107,196
Citibank Credit Card Issuance Trust:
Series 2008-A1, Class A1, 5.350%, 02/07/2020	2,325,000	2,400,800
Series 2017-A2, Class A2, 1.740%, 01/19/2021	22,775,000	22,811,244
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028 ∞	10,757	11,138
Series 1998-3, Class A5, 6.220%, 03/01/2030	159,576	168,577
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	18,903,731
Ford Credit Auto Lease Trust 2017-A,
Series 2017-A, Class A3, 1.880%, 04/15/2020	10,000,000	10,003,861
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,931,081) *	17,894,000	18,042,392
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 01/06/2016 through 09/02/2016, Cost $15,040,801) *	14,892,000	15,017,986
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015 through 03/14/2016, Cost $12,566,749) *	12,592,000	12,621,241
Ford Credit Floorplan Master Owner Trust A,
Series 2016-1, Class A1, 1.760%, 02/15/2021	11,425,000	11,414,462

GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	22,000,000	21,974,476
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020 (Acquired 05/13/2015, Cost $14,699,441) *	14,700,000	14,708,301
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A3, 1.220%, 12/18/2019	13,000,000	12,958,521
Hyundai Auto Lease Securitization Trust 2017-A,
Series 2017-A, Class A3, 1.880%, 08/17/2020 (Acquired 01/10/2017, Cost $16,674,461) *	16,675,000	16,702,794
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $3,007,360) *	3,007,913	3,004,580
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016, Cost $9,999,075) *	10,000,000	9,962,855
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3, 1.350%, 08/15/2019	18,800,000	18,748,697
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 05/04/2016, Cost $6,627,842) *	6,647,622	6,658,342
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (Acquired 02/10/2017 through 03/31/2017, Cost $15,596,213) *	15,734,000	15,571,782
Synchrony Credit Card Master Note Trust:
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,319,159
Series 2016-3, Class A, 1.580%, 09/15/2022	15,670,000	15,544,953
TCF Auto Receivables Owner Trust 2016-1,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (Acquired 02/08/2017, Cost $14,361,238) *	14,404,000	14,276,422
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A2A, 1.020%, 10/15/2018	2,558,092	2,556,567
Series 2016-B, Class A3, 1.300%, 04/15/2020	7,000,000	6,977,435
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021 (Acquired 07/12/2016, Cost $16,247,263) *	16,250,000	16,150,337
Series 2016-2A, Class A, 1.680%, 05/20/2021 (Acquired 11/16/2016 through 02/02/2017, Cost $22,701,803) *	22,750,000	22,674,133
World Omni Automobile Lease Securitization Trust 2017-A,
Series 2017-A, Class A3, 2.130%, 04/15/2020	14,775,000	14,820,344
		419,582,156	9.7%
Total Long-Term Investments (Cost $4,242,659,663)		4,242,200,591	98.0%

SHORT-TERM INVESTMENTS	Shares
Short-Term Investments
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.60% «	178,380,003	178,380,003
Total Short-Term Investments (Cost $178,380,003)		178,380,003	4.1%
Total Investments (Cost $4,421,039,666)		4,420,580,594	102.1%
Liabilities in Excess of Other Assets		(91,592,392)	(2.1)%
TOTAL NET ASSETS		$4,328,988,202	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $948,347,666, which represents 21.91% of total net assets.

«	7-Day Yield
§	Security in Default
f	Foreign Security

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$755,883,393	$-	$755,883,393
Other Government Related Securities	-	63,663,280	-	63,663,280
Corporate Bonds	-	2,519,652,422	-	2,519,652,422
Taxable Municipal Bonds	-	116,118,038	-	116,118,038
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	230,989,351	-	230,989,351
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	106,749,070	-	106,749,070
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	29,562,881	-	29,562,881
Other Asset Backed Securities	-	419,582,156	-	419,582,156
Total Long-Term Investments	-	4,242,200,591	-	4,242,200,591

Short-Term Investment
Money Market Mutual Fund	178,380,003	-	-	178,380,003
Total Short-Term Investment	178,380,003	-	-	178,380,003

Total Investments	$178,380,003	$4,242,200,591	$-	$4,420,580,594

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$89,725,000	$92,609,479
1.375%, 08/31/2020	164,750,000	163,224,744
1.750%, 03/31/2022	243,125,000	240,864,667
2.500%, 05/15/2024	137,450,000	139,914,479
2.250%, 11/15/2025	179,150,000	177,603,398
		814,216,767	33.6%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,061,657
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,310) * f	1,150,000	1,170,125
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 f	2,000,000	1,951,560
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,366,089
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	724,724
Electricite de France SA,
2.350%, 10/13/2020 (Acquired 10/07/2015, Cost $8,800,006) * f	8,875,000	8,870,367
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,193,043
KFW,
4.875%, 06/17/2019 f	3,250,000	3,479,206
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	385,208
Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,012,207
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,043,114) * f	1,050,000	1,043,816
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,864,650
Petroleos Mexicanos:
3.125%, 01/23/2019 f	2,000,000	2,008,000
5.500%, 01/21/2021 f	2,000,000	2,117,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	2,986,504
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $2,988,330) * f	3,000,000	2,952,942
2.750%, 05/03/2021 (Acquired 04/25/2016, Cost $4,990,750) * f	5,000,000	4,963,725
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,153,738
		48,304,561	2.0%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
3.700%, 10/15/2025	2,825,000	2,864,075
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	10,103,340
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,381,013
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,309,534
Altera Corp.,
2.500%, 11/15/2018	2,000,000	2,029,392
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,008,000	3,112,796
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	1,000,000	1,099,691
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,221,230) * f	2,000,000	2,244,800
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,465,642
Anheuser-Busch InBev Worldwide, Inc.,
1.724%, 08/01/2018 ∞	3,980,000	4,006,061
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,966,562
AT&T, Inc.,
3.600%, 02/17/2023	9,000,000	9,115,209

Boardwalk Pipelines LP,
5.200%, 06/01/2018	2,500,000	2,582,740
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,139,338
BP Capital Markets PLC:
4.750%, 03/10/2019 f	2,500,000	2,634,885
2.521%, 01/15/2020 f	2,650,000	2,683,984
3.245%, 05/06/2022 f	1,000,000	1,021,485
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,065,764
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020 (Acquired 01/11/2017, Cost $1,496,610) *	1,500,000	1,499,818
3.000%, 01/15/2022 (Acquired 01/11/2017, Cost $5,253,478) *	5,275,000	5,268,280
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	1,300,000	1,304,369
3.500%, 11/24/2020	2,500,000	2,565,168
Bunge NA Finance LP,
5.900%, 04/01/2017	750,000	750,000
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,617,142
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.464%, 07/23/2022	7,150,000	7,539,897
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,143,237
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	3,550,000	3,570,469
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,469,634
2.350%, 01/15/2027	4,175,000	3,825,444
Constellation Brands, Inc.,
6.000%, 05/01/2022	2,250,000	2,557,555
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,535,780
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,486,162
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,397,757
4.000%, 12/05/2023	4,425,000	4,647,082
Cytec Industries, Inc.,
3.500%, 04/01/2023	2,000,000	1,997,084
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,310,932
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,768,481) *	1,600,000	1,796,000
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	2,850,000	3,038,419
6.000%, 07/08/2019 f	1,700,000	1,843,847
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016 through 10/07/2016, Cost $10,995,743) *	10,900,000	11,169,361
Ecolab, Inc.:
1.450%, 12/08/2017	4,000,000	3,995,580
3.250%, 01/14/2023	5,000,000	5,084,510
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,793,906
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,119,310
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,025,323
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,951,635
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 06/30/2014 through 10/26/2016, Cost $6,667,054) *	6,650,000	6,650,718
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $4,818,341) *	4,825,000	4,743,491
Everett Spinco, Inc.,
4.250%, 04/15/2024 (Acquired 03/31/2017, Cost $1,723,868) *	1,700,000	1,728,606
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,466,151
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	802,111	846,227
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	4,400,000	4,464,469
3.875%, 06/05/2024	3,900,000	4,007,367
3.000%, 08/15/2026	2,000,000	1,884,382
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,859,167
3.500%, 10/01/2022	2,900,000	2,973,889
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,035,066

Ford Motor Credit Co. LLC:
1.724%, 12/06/2017	3,300,000	3,299,957
5.750%, 02/01/2021	2,000,000	2,202,946
3.336%, 03/18/2021	1,800,000	1,821,132
3.339%, 03/28/2022	2,000,000	2,007,006
Freeport-McMoRan, Inc.:
6.750%, 02/01/2022 (Acquired 06/18/2014 through 09/22/2014, Cost $1,700,780) *	1,649,000	1,690,225
3.550%, 03/01/2022	2,000,000	1,855,000
3.875%, 03/15/2023	1,100,000	1,011,582
General Electric Co.:
6.000%, 08/07/2019	774,000	850,187
5.500%, 01/08/2020	731,000	801,167
5.550%, 05/04/2020	816,000	901,816
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,506,968
4.375%, 09/25/2021	5,325,000	5,599,610
3.450%, 01/14/2022	1,225,000	1,235,141
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 06/09/2016, Cost $7,501,362) *	6,797,000	7,468,469
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,355,599) *	4,400,000	4,412,760
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,463,947) *	1,500,000	1,528,935
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,023,057) *	1,000,000	1,038,540
4.000%, 03/27/2027 (Acquired 03/21/2017, Cost $4,678,506) *	4,725,000	4,664,728
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	3,010,963
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	415,814
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $5,762,511) * f	5,400,000	5,970,073
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	1,998,152
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $1,299,103) *	1,300,000	1,304,459
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $2,498,225) *	2,500,000	2,477,550
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $2,996,340) *	3,000,000	2,948,844
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,196,106) * f	6,150,000	6,196,506
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,395,344
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,082,120
Ingredion, Inc.,
1.800%, 09/25/2017	1,275,000	1,275,597
Johnson Controls International PLC,
4.250%, 03/01/2021 f	2,000,000	2,112,990
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,690,000	4,762,475
Kinder Morgan, Inc./DE:
5.625%, 11/15/2023 (Acquired 12/15/2016, Cost $1,083,274) *	1,000,000	1,097,511
7.800%, 08/01/2031	7,000,000	8,763,384
Kraft Heinz Foods Co.,
3.500%, 06/06/2022	2,000,000	2,045,860
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	498,723
LyondellBasell Industries NV,
6.000%, 11/15/2021 f	1,100,000	1,245,346
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	78,417
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,504,393
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,025,337) *	946,513	1,033,929
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,069,971) *	1,000,000	1,062,530
MPLX LP,
4.875%, 06/01/2025	10,192,000	10,675,916
Nabors Industries, Inc.,
6.150%, 02/15/2018	875,000	907,025
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,112,392
4.150%, 12/15/2021	450,000	472,164
ONEOK Partners LP,
3.375%, 10/01/2022	6,100,000	6,105,618
Pentair Finance SA:
2.900%, 09/15/2018 f	5,675,000	5,732,340
3.625%, 09/15/2020 f	5,500,000	5,647,780
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,905,465) * f	6,880,000	6,945,250

Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,947,624
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,287,670
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,248) * f	3,000,000	3,276,609
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,072,500
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	2,975,000	3,393,922
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,052,500
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,456,363
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	1,088,750
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $4,499,460) *	4,500,000	4,529,799
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,002,194
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,160) *	4,000,000	4,115,436
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,663,399
2.500%, 07/15/2021	2,000,000	1,993,328
2.600%, 06/12/2022	150,000	147,554
TC PipeLines LP,
4.375%, 03/13/2025	4,500,000	4,558,473
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	1,000,000	1,011,000
3.192%, 04/27/2018 f	1,000,000	1,012,996
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,620,999
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,110,583) *	2,073,000	2,110,782
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,975,759
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,916,797
Time Warner Cable LLC:
5.850%, 05/01/2017	1,000,000	1,003,071
6.750%, 07/01/2018	2,000,000	2,114,864
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,420,475
4.750%, 03/29/2021	2,000,000	2,146,966
3.600%, 07/15/2025	4,000,000	3,955,040
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	3,000,000	3,003,075
9.875%, 01/01/2021 f	200,000	249,713
4.875%, 01/15/2026 f	3,000,000	3,326,052
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,291,619
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,275,266
Vale Overseas Ltd.,
4.375%, 01/11/2022 f	2,500,000	2,541,500
Valero Energy Corp.:
9.375%, 03/15/2019	5,898,000	6,706,097
3.400%, 09/15/2026	4,500,000	4,298,827
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	6,713,648
4.150%, 03/15/2024	2,000,000	2,072,616
4.125%, 03/16/2027	3,000,000	3,050,823
Vodafone Group PLC,
1.250%, 09/26/2017 f	6,925,000	6,919,038
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,116,990
Wabtec Corp./DE:
4.375%, 08/15/2023	3,125,000	3,258,541
3.450%, 11/15/2026 (Acquired 10/31/2016, Cost $4,998,250) *	5,000,000	4,862,210
Walgreen Co.,
5.250%, 01/15/2019	605,000	638,127
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	1,985,055
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,905,074
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,271,426

Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,075,938
4.125%, 11/15/2020	1,625,000	1,699,297
4.300%, 03/04/2024	2,500,000	2,572,410
Xylem, Inc./NY,
3.250%, 11/01/2026	5,000,000	4,937,305
Zoetis, Inc.:
3.250%, 02/01/2023	7,150,000	7,220,556
4.500%, 11/13/2025	2,000,000	2,154,296
		514,585,548	21.3%
Utilities
FORTIS, Inc.,
2.100%, 10/04/2021 (Acquired 09/29/2016, Cost $4,987,250) * f	5,000,000	4,844,690
Great Plains Energy, Inc.,
3.150%, 04/01/2022	6,000,000	6,058,278
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,694,000	4,183,311
2.000%, 01/27/2020	3,000,000	2,988,888
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,499,349
PSEG Power LLC,
5.125%, 04/15/2020	220,000	236,852
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,430,968
RGS I&M Funding Corp.,
Class F, 9.820%, 06/07/2022	411,732	444,320
Southern Power Co.,
1.850%, 12/01/2017	2,050,000	2,052,017
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	4,008,673
		30,747,346	1.3%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,199,527) * f	1,200,000	1,209,070
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,650,143
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	3,967,312
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	2,940,926
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	103,680
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,494,454
4.125%, 02/15/2024	1,000,000	1,025,768
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	731,041
ANZ New Zealand (Int'l) Ltd./London:
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,150,935) * f	4,140,000	4,172,718
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $3,996,680) * f	4,000,000	4,051,612
2.125%, 07/28/2021 (Acquired 07/21/2016, Cost $899,190) * f	900,000	875,720
Bank of America Corp.:
5.700%, 05/02/2017	1,100,000	1,103,619
6.875%, 04/25/2018	1,000,000	1,052,233
2.625%, 10/19/2020	5,000,000	5,026,790
3.300%, 01/11/2023	3,350,000	3,370,790
4.000%, 04/01/2024	2,750,000	2,851,195
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,500,000	2,428,125
Barclays PLC:
2.000%, 03/16/2018 f	2,600,000	2,601,638
3.250%, 01/12/2021 f	2,000,000	2,014,080
3.684%, 01/10/2023 f	7,000,000	7,033,173
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,544,733
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,812,029
2.100%, 09/14/2021 (Acquired 09/06/2016, Cost $9,990,600) * f	10,000,000	9,714,920
BPCE SA:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,691,674) * f	3,500,000	3,711,890
4.000%, 04/15/2024 f	3,500,000	3,630,427
4.625%, 07/11/2024 (Acquired 01/20/2017, Cost $4,932,300) * f	5,000,000	4,971,510
Caisse Centrale Desjardins,
1.704%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) ∞ * f	8,000,000	8,023,672
Capital One Bank (USA) NA,
2.250%, 02/13/2019	3,500,000	3,505,309
Capital One NA/Mclean VA,
1.714%, 02/05/2018 ∞	2,000,000	2,005,910

Citigroup, Inc.:
1.700%, 04/27/2018	1,500,000	1,500,636
2.050%, 12/07/2018	5,700,000	5,710,402
3.750%, 06/16/2024	500,000	509,324
3.887%, 01/10/2028 ∞	9,000,000	9,040,113
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	8,000,000	8,060,608
2.550%, 05/13/2021	2,000,000	1,988,648
CNA Financial Corp.:
7.350%, 11/15/2019	2,395,000	2,701,328
5.750%, 08/15/2021	1,385,000	1,541,296
4.500%, 03/01/2026	5,000,000	5,284,415
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,376,546
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,479,050) * f	4,335,000	4,642,668
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	4,500,000	4,493,097
Compass Bank:
2.750%, 09/29/2019	8,000,000	8,048,816
3.875%, 04/10/2025	3,700,000	3,632,061
Cooperatieve Rabobank UA,
4.625%, 12/01/2023 f	3,400,000	3,584,164
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 f	8,175,000	8,183,159
Credit Agricole SA/London,
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * f	3,000,000	3,009,723
Credit Suisse AG/New York NY,
5.300%, 08/13/2019 f	3,220,000	3,452,790
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 f	8,700,000	8,735,618
Deutsche Bank AG:
2.950%, 08/20/2020 f	3,000,000	3,007,398
3.125%, 01/13/2021 f	2,175,000	2,179,544
4.250%, 10/14/2021 (Acquired 10/07/2016 through 01/10/2017, Cost $7,030,510) * f	7,000,000	7,174,111
Discover Bank/Greenwood DE,
2.600%, 11/13/2018	2,500,000	2,523,302
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	9,003,033
First National Bank of Chicago Pass Through Trust,
Class 93-A, 8.080%, 01/05/2018	46,617	46,939
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,812,741
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,248,750
Great-West Life & Annuity Insurance Capital LP II,
3.575%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) ∞ *	1,800,000	1,674,000
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $3,994,720) *	4,000,000	3,908,072
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,010,177) *	2,000,000	2,032,154
HSBC Finance Corp.,
6.676%, 01/15/2021	4,709,000	5,323,091
HSBC Holdings PLC,
3.600%, 05/25/2023 f	2,500,000	2,540,357
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,509,034
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,124,844
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	1,500,000	1,525,940
2.300%, 01/14/2022	1,000,000	974,583
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,489,264
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,108,524) * f	2,000,000	2,184,978
5.800%, 09/25/2023 (Acquired 10/15/2015 through 09/21/2016, Cost $4,188,475) * f	3,865,000	4,300,168
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,500,000	4,528,719
Jackson National Life Global Funding,
3.250%, 01/30/2024 (Acquired 01/24/2017, Cost $9,992,500) *	10,000,000	10,055,030
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,283,186
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,801,494) *	2,325,000	2,769,621
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,902,114
2.295%, 08/15/2021	2,500,000	2,474,040
4.500%, 01/24/2022	3,000,000	3,233,088
2.273%, 10/24/2023 ∞	5,000,000	5,114,650

Kemper Corp.,
6.000%, 05/15/2017	600,000	602,056
KeyBank NA/Cleveland OH,
3.400%, 05/20/2026	2,200,000	2,139,471
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,007,221) * f	4,000,000	4,022,736
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,009,194) * f	5,000,000	5,012,425
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,100,430
Lloyds Bank PLC:
2.050%, 01/22/2019 f	3,000,000	3,003,594
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,902,291) * f	2,900,000	3,168,035
Lloyds Banking Group PLC,
3.000%, 01/11/2022 f	7,000,000	6,959,995
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,500,035
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	999,457
6.625%, 04/07/2021 (Acquired 10/05/2016, Cost $2,612,753) * f	2,284,000	2,574,385
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,375,000	2,546,810
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	1,011,731
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,800,000
MBIA Insurance Corp.,
12.283%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) ∞ * §	500,000	235,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,306,462
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 f	3,000,000	2,936,172
2.998%, 02/22/2022 f	2,575,000	2,591,820
Mizuho Bank Ltd.,
2.150%, 10/20/2018 (Acquired 10/13/2015, Cost $4,497,390) * f	4,500,000	4,507,088
Morgan Stanley:
6.625%, 04/01/2018	1,700,000	1,779,359
7.300%, 05/13/2019	2,700,000	2,984,621
2.375%, 07/23/2019	1,000,000	1,006,170
2.443%, 10/24/2023 ∞	7,000,000	7,148,547
3.125%, 07/27/2026	4,525,000	4,318,999
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	230,387
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,006,702
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $866,062) *	828,000	901,328
Nomura Holdings, Inc.,
6.700%, 03/04/2020 f	1,000,000	1,111,935
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,024,480
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	1,997,040
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $6,981,380) *	7,000,000	6,815,494
Protective Life Corp.,
7.375%, 10/15/2019	2,050,000	2,303,718
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $2,997,360) *	3,000,000	3,021,756
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	947,678
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	2,475,000	2,620,505
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $4,994,250) *	5,000,000	5,041,585
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	4,734,359
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	2,000,000	2,009,464
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 f	2,325,000	2,334,863
Santander UK PLC:
3.050%, 08/23/2018 f	1,175,000	1,193,827
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,041,960
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,529,325
Societe Generale SA:
2.228%, 10/01/2018 ∞ f	2,000,000	2,016,094
2.625%, 10/01/2018 f	1,000,000	1,008,412
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $2,148,387) * f	2,150,000	2,119,038
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,332,737) * f	1,250,000	1,362,014
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,373) * f	3,150,000	3,270,314

Standard Chartered PLC:
1.663%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) ∞ * f	8,500,000	8,487,547
2.100%, 08/19/2019 (Acquired 08/16/2016 through 11/17/2016, Cost $3,190,607) * f	3,200,000	3,173,706
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,025,929
2.250%, 07/11/2019 f	2,000,000	2,003,504
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 f	6,200,000	6,127,032
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019 (Acquired 02/27/2017, Cost $11,993,160) * f	12,000,000	11,982,396
SunTrust Bank/Atlanta GA:
5.450%, 12/01/2017	500,000	512,240
7.250%, 03/15/2018	1,506,000	1,581,550
3.300%, 05/15/2026	9,000,000	8,738,730
Svenska Handelsbanken AB:
2.500%, 01/25/2019 f	1,000,000	1,010,534
2.400%, 10/01/2020 f	5,000,000	5,000,020
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,249,230
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,616,229
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $3,795,592) * f	3,800,000	3,815,265
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,151,795
4.250%, 08/15/2024	4,800,000	4,916,419
The Bank of Nova Scotia,
4.500%, 12/16/2025 f	7,000,000	7,313,131
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,575,865
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $999,710) * f	1,000,000	1,001,473
2.300%, 03/10/2019 (Acquired 03/04/2014 through 11/24/2015, Cost $1,123,455) * f	1,125,000	1,128,263
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	2,991,744
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,484,843
7.250%, 02/01/2018	2,275,000	2,377,655
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	4,025,000	4,193,164
2.900%, 07/19/2018	1,000,000	1,012,950
7.500%, 02/15/2019	865,000	949,303
2.550%, 10/23/2019	2,000,000	2,018,172
2.350%, 11/15/2021	2,825,000	2,766,757
3.000%, 04/26/2022	5,000,000	5,012,245
3.500%, 01/23/2025	2,000,000	1,992,300
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	552,038
The Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,552,903
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	1,125,000	1,153,148
UBS Group Funding Jersey Ltd.:
2.950%, 09/24/2020 (Acquired 09/21/2015, Cost $6,214,355) * f	6,225,000	6,266,483
2.650%, 02/01/2022 (Acquired 01/20/2017, Cost $4,847,757) * f	5,000,000	4,901,845
UBS Group Funding Switzerland AG,
3.491%, 05/23/2023 (Acquired 03/16/2017, Cost $999,980) * f	1,000,000	1,006,454
Voya Financial, Inc.:
2.900%, 02/15/2018	1,525,000	1,538,879
3.650%, 06/15/2026	2,000,000	1,970,352
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,474,275) *	7,500,000	7,644,315
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,014,798
2.269%, 10/31/2023 ∞	5,000,000	5,091,715
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,250,381
4.875%, 11/19/2019 f	2,775,000	2,966,145
2.100%, 05/13/2021 f	5,000,000	4,910,265
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	3,250,000	3,571,071
		576,561,109	23.8%
Total Corporate Bonds		1,121,894,003	46.4%

Taxable Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	5,000,000	5,028,900
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,035,520
4.459%, 08/01/2019	1,340,000	1,416,862
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,588,874

California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,660,950
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,169,260
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,465,152
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,679,100
Cook County School District No. 104 Summit,
6.125%, 12/01/2027 (Callable 12/01/2017)	1,535,000	1,571,011
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,510,950
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,540,010
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,205,398
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,123,940
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2017)	760,000	760,008
Kankakee County School District No. 111,
1.800%, 06/01/2027 (Callable 06/04/2017)	2,000,000	2,016,040
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,615,000	1,617,083
New Jersey Economic Development Authority:
1.802%, 06/15/2017	785,000	785,895
1.802%, 06/15/2017	4,215,000	4,218,414
2.479%, 02/15/2019 <<<<	4,450,000	4,239,782
3.279%, 02/15/2021 <<<<	3,000,000	2,612,820
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	305,000	311,756
3.000%, 01/01/2033 (Callable 01/01/2025)	5,570,000	5,588,437
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,452,779
Public Finance Authority:
2.625%, 11/01/2019 (Callable 05/01/2018)	3,000,000	2,986,110
2.820%, 03/01/2020 (Callable 09/01/2018)	2,000,000	1,998,320
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	2,155,000	2,136,812
Winnebago & Boone Counties School District No. 205 Rockford:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,227,368
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,685,329
		74,632,880	3.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	1,567	1,633
Series 1990-108, Class G, 7.000%, 09/25/2020	2,173	2,309
Series G-29, Class O, 8.500%, 09/25/2021	322	350
Series 1991-137, Class H, 7.000%, 10/25/2021	17,972	19,267
Series 1993-32, Class H, 6.000%, 03/25/2023	12,239	13,179
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	68,079	72,156
6.000%, 07/01/2028	5,831	6,648
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	638	663
Series 1395, Class G, 6.000%, 10/15/2022	5,881	6,300
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	75,197	83,763
		206,268	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 1.222%, 12/25/2035 ∞	3,329,474	3,288,875
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	160,118	159,916
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $158,546) *§	159,608	154,667
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	280,502	272,247
Series 2004-8CB, Class A, 1.252%, 06/25/2034 ∞	4,400,221	4,350,850
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	49,023	47,481
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	5,927	6,221
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.322%, 11/25/2035 ∞	1,630,459	1,595,248
Series 2005-W5, Class A1, 1.217%, 01/25/2036 ∞	9,075,338	8,676,900
Banc of America Alternative Loan Trust:
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	97,671	97,966
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	176,834	174,906
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 §	8,163	7,810
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 §	147,769	139,318
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	335,390	303,472

Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	3,406,397	3,630,567
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.536%, 07/25/2034 ∞	1,700,679	1,690,799
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 ∞	62,079	62,853
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028	3,921	3,229
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	4,347	4,473
Series 2006-13, Class 1AF3, 4.500%, 01/25/2037 ∞ §	112,195	186,364
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	288,555	294,413
Series 2006-9, Class 1AF3, 4.628%, 10/25/2046 ∞	845,010	752,670
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027 ∞	1,413	1,401
Series 1999-2, Class A7F, 7.030%, 08/15/2030	273,445	311,025
GSAMP Trust,
Series 2005-WMC2, Class A1B, 1.292%, 11/25/2035 ∞	2,254,830	2,206,344
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 ∞	1,817	1,816
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	248,386	245,868
Series 2006-A1, Class 2A1, 3.316%, 03/25/2036 § ∞	442,497	390,963
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.112%, 07/25/2036 ∞	2,880,890	2,800,325
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	115,379	115,643
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	27,063	27,174
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	32,659	33,221
MortgageIT Trust,
Series 2005-3, Class A1, 1.282%, 08/25/2035 ∞	7,286,192	6,873,358
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 1.212%, 12/25/2035 ∞	3,496,921	3,430,424
Series 2005-C, Class A2C, 1.232%, 12/25/2035 ∞	1,801,117	1,785,160
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2, Class A3, 1.152%, 03/25/2036 ∞	3,461,229	3,426,101
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 ∞	1,804	1,835
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	11,798	11,644
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	23,963	24,195
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 1.362%, 11/25/2037 ∞	3,942,655	3,895,799
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.307%, 10/25/2035 (Acquired 03/13/2014, Cost $1,836,395) ∞ *	1,859,052	1,854,437
Soundview Home Loan Trust,
Series 2003-2, Class A2, 2.282%, 11/25/2033 ∞	2,248,145	2,223,038
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.652%, 10/25/2035 ∞	2,338,522	2,293,211
Series 2006-BC1, Class A2D, 1.282%, 12/25/2036 ∞	6,727,892	6,655,525
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.982%, 10/25/2034 ∞	4,548,871	4,513,265
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 4.985%, 01/25/2035 ∞	3,266,212	3,389,845
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.862%, 10/25/2043 ∞	5,331,891	5,364,924
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (Acquired 10/28/2016, Cost $3,857,780) ∞ *	3,808,458	3,810,905
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $3,414,080) ∞ *	3,389,385	3,400,419
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 02/07/2017, Cost $9,324,308) ∞ *	9,312,086	9,303,342
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	163,035	164,523
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	210,328	212,943
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	110,769	113,667
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	99,177	100,694
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	65,132	66,461
Series 2004-AR3, Class A1, 2.846%, 06/25/2034 ∞	4,074,447	4,115,644
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	3,418,698	3,609,944
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.982%, 10/25/2034 ∞	3,393,569	3,352,479
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.073%, 06/25/2035 ∞	5,889,924	5,991,020
		112,019,827	4.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K705, Class A2, 2.303%, 09/25/2018 ∞	4,250,000	4,284,937
Series K708, Class A2, 2.130%, 01/25/2019	8,393,918	8,455,120
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,409,253
Series K004, Class A2, 4.186%, 08/25/2019	8,095,000	8,515,391
Series K005, Class A2, 4.317%, 11/25/2019	6,475,000	6,838,729
Series K006, Class A2, 4.251%, 01/25/2020	2,993,000	3,173,199
Series K713, Class A2, 2.313%, 03/25/2020	4,450,000	4,493,629
Series K720, Class A2, 2.716%, 06/25/2022	15,725,000	16,005,235
		61,175,493	2.5%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,129,000	8,173,602
Series 2011-C5, Class A3, 4.171%, 08/15/2046	4,423,406	4,703,144
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	5,000,000	5,097,511
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,854,032
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,600,000	11,026,502
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,375,000	8,687,557
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,480,660
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	8,929,661
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,750,000	8,891,255
		74,843,924	3.1%
		136,019,417	5.6%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	11,750,000	11,774,322
Citibank Credit Card Issuance Trust,
Series 2017-A2, Class A2, 1.740%, 01/19/2021	11,600,000	11,618,460
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	355	355
Series 1998-2, Class A5, 6.240%, 12/01/2028	167,516	173,460
Series 1998-3, Class A5, 6.220%, 03/01/2030	291,493	307,933
Series 1998-4, Class A5, 6.180%, 04/01/2030	122,657	129,096
Series 1998-7, Class A1, 6.320%, 07/01/2030	2,529,417	2,662,640
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,826,908
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,891,171) *	10,859,000	10,949,052
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	11,849,405
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	60,560	61,319
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 07/30/2015 through 02/03/2016, Cost $2,860,615) *	2,862,052	2,866,668
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, 2.220%, 01/15/2022	8,375,000	8,444,007
		71,663,625	3.0%
Total Long-Term Investments (Cost $2,380,179,846)		2,378,957,348	98.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.60% «	93,664,740	93,664,740
Total Short-Term Investment (Cost $93,664,740)		93,664,740	3.9%
Total Investments (Cost $2,473,844,586)		2,472,622,088	102.2%
Liabilities in Excess of Other Assets		(52,726,346)	(2.2)%
TOTAL NET ASSETS		$2,419,895,742	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $440,958,085 which represents 18.22% of total net assets.

§	Security in Default
f	Foreign Security
«	7-Day Yield
<<<<	Effective yield as of March 31, 2017

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs duringthe period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$814,216,767	$-	$814,216,767
Other Government Related Securities	-	48,304,561	-	48,304,561
Corporate Bonds	-	1,121,894,003	-	1,121,894,003
Taxable Municipal Bonds	-	74,632,880	-	74,632,880
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	206,268	-	206,268
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	112,019,827	-	112,019,827
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	61,175,493	-	61,175,493
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	74,843,924	-	74,843,924
Other Asset Backed Securities	-	71,663,625	-	71,663,625
Total Long-Term Investments	-	2,378,957,348	-	2,378,957,348

Short-Term Investment
Money Market Mutual Fund	93,664,740	-	-	93,664,740
Total Short-Term Investment	93,664,740	-	-	93,664,740

Total Investments	$93,664,740	$2,378,957,348	$-	$2,472,622,088

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$20,475,000	$20,285,442
1.750%, 03/31/2022	385,905,000	382,317,241
2.500%, 05/15/2024	312,675,000	318,281,263
2.250%, 11/15/2025	173,750,000	172,250,016
5.250%, 11/15/2028	92,576,500	118,299,066
3.500%, 02/15/2039	371,355,900	408,709,105
2.875%, 05/15/2043	602,550,000	586,662,564
2.500%, 02/15/2045	4,900,000	4,402,919
		2,011,207,616	17.2%
Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,441,495
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,017,564
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,754,323
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,508,657
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	11,000,000	10,976,086
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	6,910,912
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,480,738
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,452,856
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,204,842
7.500%, 07/30/2039 f	4,175,000	5,839,877
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	334,750	341,659
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,575,220
8.000%, 05/03/2019 f	7,000,000	7,722,400
5.500%, 01/21/2021 f	5,600,000	5,927,600
4.875%, 01/24/2022 f	4,000,000	4,114,800
4.500%, 01/23/2026 f	2,500,000	2,396,250
6.625%, 06/15/2035 f	893,000	919,879
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,584,059
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	14,932,518
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * f	10,000,000	9,753,054
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (Acquired 04/25/2016 through 04/28/2016, Cost $13,365,147) * f	13,450,000	13,277,490
The Korea Development Bank,
2.250%, 05/18/2020 f	2,000,000	1,988,980
		124,121,259	1.1%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
7.300%, 04/30/2028	6,350,000	8,092,605
6.150%, 03/01/2037	2,570,000	3,039,033
6.750%, 01/09/2038	5,650,000	6,779,621
Abbott Laboratories:
4.750%, 11/30/2036	19,949,000	20,566,541
4.900%, 11/30/2046	4,700,000	4,868,589
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,564,771
4.500%, 05/14/2035	9,000,000	8,937,954
4.300%, 05/14/2036	6,000,000	5,814,828
Actavis Funding SCS:
3.850%, 06/15/2024 f	12,067,000	12,306,518
3.800%, 03/15/2025 f	12,000,000	12,109,476
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,105,114
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,590,623
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,668,000	2,760,950
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	11,938,884
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	9,105,843
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,432,000	2,728,084
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	9,951,690
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	2,003,484
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021	6,300,000	6,347,376
3.300%, 02/01/2023	7,400,000	7,531,801
3.650%, 02/01/2026	10,400,000	10,516,480

Anheuser-Busch InBev Worldwide, Inc.,
1.724%, 08/01/2018 ∞	10,000,000	10,065,480
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,633,227
AT&T, Inc.:
3.400%, 05/15/2025	28,200,000	27,239,113
4.125%, 02/17/2026	7,650,000	7,757,857
5.250%, 03/01/2037	10,000,000	10,194,540
4.800%, 06/15/2044	1,375,000	1,288,940
4.750%, 05/15/2046	5,000,000	4,665,435
5.650%, 02/15/2047	4,200,000	4,405,225
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	5,070,250
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,068,640
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,001,288
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	4,064,072
3.250%, 11/12/2020	7,000,000	7,214,928
3.734%, 12/15/2024	4,000,000	4,117,492
Boardwalk Pipelines LP,
4.450%, 07/15/2027	7,000,000	7,072,247
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,098,670
2.850%, 05/15/2020	7,000,000	7,097,146
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	7,860,337
3.500%, 11/24/2020	12,235,000	12,553,930
3.250%, 08/15/2026	11,550,000	11,163,098
Bunge NA Finance LP,
5.900%, 04/01/2017	3,392,000	3,392,000
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	2,996,046
Canadian Natural Resources Ltd.:
5.700%, 05/15/2017 f	2,550,000	2,561,758
6.500%, 02/15/2037 f	982,000	1,129,859
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,644,229
4.000%, 08/15/2023	2,477,000	2,588,995
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,678,000	2,696,746
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	19,845,000
5.150%, 03/15/2034	3,000,000	2,805,000
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022	13,773,000	14,524,055
6.384%, 10/23/2035	5,800,000	6,593,162
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.784%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) ∞ *	25,000,000	24,776,275
CK Hutchinson International Ltd.,
2.875%, 04/05/2022 (Acquired 03/30/2017, Cost $7,992,640) * f	8,000,000	8,004,297
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	4,004,000	4,023,103
3.300%, 06/01/2020	14,575,000	14,852,697
4.500%, 06/01/2025	2,819,000	2,953,441
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	5,880,927
3.200%, 07/15/2036	10,000,000	8,874,730
6.950%, 08/15/2037	1,953,000	2,620,133
ConAgra Foods, Inc.:
4.950%, 08/15/2020	332,000	352,427
9.750%, 03/01/2021	4,548,000	5,585,367
7.125%, 10/01/2026	6,441,000	7,884,673
7.000%, 10/01/2028	4,300,000	5,365,854
ConocoPhillips Co.,
1.939%, 05/15/2022 ∞	8,425,000	8,571,426
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	12,304	12,427
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014 through 01/11/2017, Cost $7,490,671) *	7,525,000	7,501,861
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	8,474,148
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,838,251) *	2,000,000	2,497,406
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,159,720
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,204,512
Daimler Finance North America LLC,
1.500%, 07/05/2019 (Acquired 11/22/2016, Cost $10,549,884) *	10,700,000	10,548,862
Danone SA,
2.589%, 11/02/2023 (Acquired 10/26/2016, Cost $19,600,000) * f	19,600,000	18,966,450
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,573,536) *	5,065,000	5,685,462
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 ∞ f	1,661,000	2,421,157
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 07/19/2016, Cost $9,134,637) *	8,947,000	9,168,099
4.420%, 06/15/2021 (Acquired 05/17/2016 through 08/22/2016, Cost $15,068,486) *	14,650,000	15,320,164
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,364,912

Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,879,610
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	1,015,449
4.150%, 10/01/2020	10,000,000	10,384,050
4.050%, 03/15/2025	26,585,000	26,286,743
Ensco PLC,
5.200%, 03/15/2025 f	4,000,000	3,470,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,352,254
EQT Midstream Partners LP:
4.000%, 08/01/2024	3,000,000	2,989,149
4.125%, 12/01/2026	10,000,000	9,903,270
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 10/26/2016, Cost $4,045,501) *	4,000,000	4,000,432
3.300%, 12/01/2026 (Acquired 05/23/2016, Cost $13,156,968) *	13,200,000	12,644,372
Everett Spinco, Inc.,
4.250%, 04/15/2024 (Acquired 03/28/2017, Cost $8,092,289) *	8,000,000	8,134,616
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,390,636
4.750%, 11/15/2021	5,000,000	5,369,280
3.900%, 02/15/2022	10,000,000	10,371,240
3.000%, 07/15/2023	5,512,000	5,327,927
3.500%, 06/15/2024	9,000,000	8,864,379
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	772,729	815,229
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	6,004,044
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	10,000,000	10,391,700
3.500%, 04/15/2023	23,125,000	23,463,827
3.875%, 06/05/2024	2,150,000	2,209,190
4.500%, 08/15/2046	7,000,000	6,755,756
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,113,150
4.625%, 10/01/2020	1,785,000	1,913,085
3.500%, 10/01/2022	5,410,000	5,547,841
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,512,211
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,858,884
4.375%, 05/10/2043 f	4,374,000	4,226,709
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	1,800,000	1,804,574
2.240%, 06/15/2018	6,250,000	6,271,344
2.375%, 03/12/2019	6,806,000	6,829,773
2.597%, 11/04/2019	10,000,000	10,054,150
3.200%, 01/15/2021	20,000,000	20,214,200
3.336%, 03/18/2021	7,500,000	7,588,050
3.339%, 03/28/2022	5,000,000	5,017,515
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $25,681,667) *	24,000,000	26,007,144
Fortive Corp.,
2.350%, 06/15/2021 (Acquired 06/06/2016, Cost $5,123,821) *	5,125,000	5,062,229
Freeport-McMoRan, Inc.:
6.500%, 11/15/2020 (Acquired 05/29/2014 through 10/24/2014, Cost $3,296,151) *	3,221,000	3,293,472
6.625%, 05/01/2021 (Acquired 10/24/2014, Cost $1,475,762) *	1,447,000	1,472,323
6.750%, 02/01/2022 (Acquired 06/18/2014 through 09/22/2014, Cost $2,732,253) *	2,649,000	2,715,225
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,447,460
5.550%, 05/04/2020	1,585,000	1,751,690
4.650%, 10/17/2021	1,534,000	1,683,821
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	9,019,359
2.350%, 10/04/2019	6,800,000	6,808,615
4.200%, 03/01/2021	30,000,000	31,315,050
4.375%, 09/25/2021	2,675,000	2,812,950
3.450%, 01/14/2022	5,000,000	5,041,390
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 02/25/2016, Cost $19,111,979) *	19,125,000	19,278,038
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	4,739,012
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,475,943
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,689,465) *	6,746,000	6,876,130
4.625%, 04/29/2024 (Acquired 04/22/2014 through 01/11/2017, Cost $27,012,532) *	27,620,000	28,684,475
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) *	4,450,000	4,428,507
4.000%, 03/27/2027 (Acquired 03/21/2017, Cost $17,377,308) *	17,550,000	17,326,132
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (Acquired 03/29/2016 through 04/07/2016, Cost $13,820,020) * f	13,157,000	13,858,178
3.875%, 06/27/2024 (Acquired 02/14/2017 through 03/27/2017, Cost $18,148,437) * f	18,220,000	18,286,585
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,702,801
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/24/2015, Cost $5,036,154) *	5,000,000	5,261,500
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,113,346
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,036,784
3.832%, 04/27/2025	5,000,000	5,089,975
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	10,000,000	10,283,790
4.400%, 10/15/2022	15,150,000	15,865,868

Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,101,228
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,236,566) * f	1,232,000	1,343,061
HP, Inc.,
4.650%, 12/09/2021	6,645,000	7,119,453
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $8,760,888) * f	8,288,000	9,162,956
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $9,916,953) * f	9,150,000	9,904,637
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014 through 07/22/2016, Cost $7,997,584) * f	7,850,000	8,039,216
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 10/25/2016, Cost $4,328,536) *	4,275,000	4,289,663
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $8,593,894) *	8,600,000	8,522,772
3.000%, 03/18/2021 (Acquired 12/02/2016, Cost $15,016,140) *	15,000,000	15,050,835
3.100%, 04/05/2022 (Acquired 03/29/2017, Cost $15,808,225) *	15,825,000	15,790,185
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,503,095) * f	7,458,000	7,514,398
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * f	5,150,000	5,116,087
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 f	2,650,000	2,674,754
Johnson Controls International PLC:
6.000%, 01/15/2036 f	1,168,000	1,392,972
4.500%, 02/15/2047 f	4,400,000	4,465,829
4.950%, 07/02/2064 f	2,400,000	2,446,063
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,754,974
4.600%, 04/06/2027	22,650,000	22,814,258
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	998,923
4.300%, 05/01/2024	10,000,000	10,164,830
6.950%, 01/15/2038	2,008,000	2,329,838
6.500%, 09/01/2039	893,000	990,233
7.500%, 11/15/2040	4,017,000	4,850,399
Kinder Morgan, Inc./DE:
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,366,123) *	4,155,000	4,437,444
5.625%, 11/15/2023 (Acquired 06/14/2016, Cost $5,284,652) *	5,017,000	5,506,213
7.800%, 08/01/2031	3,000,000	3,755,736
7.750%, 01/15/2032	13,170,000	16,427,428
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	4,054,472
3.000%, 06/01/2026	10,000,000	9,397,430
5.000%, 07/15/2035	14,740,000	15,308,640
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	11,345,000	11,443,736
3.200%, 02/01/2022	2,400,000	2,410,874
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,118,564
Lockheed Martin Corp.:
3.100%, 01/15/2023	5,000,000	5,068,400
4.700%, 05/15/2046	1,000,000	1,083,154
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,837,665
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	11,099,002
3.625%, 09/15/2024	1,600,000	1,575,240
4.750%, 09/15/2044	1,500,000	1,356,587
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,017,675
Medtronic, Inc.:
3.150%, 03/15/2022 f	3,975,000	4,091,054
4.375%, 03/15/2035 f	2,808,000	2,943,669
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	10,554,010
3.950%, 08/08/2056	12,000,000	11,214,792
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 10/23/2015 through 03/15/2016, Cost $22,868,302) *	23,093,000	23,248,139
MPLX LP:
4.500%, 07/15/2023	22,405,000	23,301,648
4.875%, 12/01/2024	8,310,000	8,741,596
4.125%, 03/01/2027	7,275,000	7,243,463
Mylan NV:
3.150%, 06/15/2021 f	5,000,000	5,018,385
3.950%, 06/15/2026 f	28,925,000	28,312,484
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,017,941
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	1,909,153
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,503,610
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,885,203
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	2,985,660
Noble Holding International Ltd.,
5.750%, 03/16/2018 ∞ f	4,000,000	4,060,000
ONEOK Partners LP:
8.625%, 03/01/2019	7,627,000	8,495,486
3.375%, 10/01/2022	1,130,000	1,131,041

Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,079,857
2.950%, 05/15/2025	6,025,000	5,947,079
Pactiv LLC,
7.950%, 12/15/2025	286,000	310,310
Pentair Finance SA:
1.875%, 09/15/2017 f	7,620,000	7,623,718
3.625%, 09/15/2020 f	26,620,000	27,335,253
Pernod Ricard SA:
4.450%, 01/15/2022 (Acquired 12/01/2016, Cost $350,096) * f	331,000	352,355
4.250%, 07/15/2022 (Acquired 06/09/2016 through 09/08/2016, Cost $22,242,505) * f	20,527,000	21,684,209
Perrigo Co PLC,
4.000%, 11/15/2023 f	5,000,000	5,090,980
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 f	4,875,000	4,958,489
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,538,852) * f	15,546,000	15,693,438
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	7,033,698
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,601,990
5.875%, 05/01/2042	6,000,000	6,866,964
4.875%, 11/15/2044	21,130,000	21,219,824
Phillips 66 Partners LP,
3.550%, 10/01/2026	7,000,000	6,686,057
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,018,136) * f	975,000	1,025,778
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	5,000,000	5,418,660
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	934,971
Qualcomm, Inc.:
1.602%, 05/20/2020 ∞	7,450,000	7,429,885
2.250%, 05/20/2020	3,600,000	3,607,974
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	957,742
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,842,315
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,006,408
3.550%, 06/01/2022	3,000,000	3,111,591
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	495,340
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	4,909,000	5,600,256
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,878,712
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	9,162,779
Sabine Pass Liquefaction LLC,
5.625%, 03/01/2025	5,000,000	5,420,720
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,475,203) * § f	4,463,000	2,923,265
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $9,998,800) *	10,000,000	10,066,220
Shell International Finance BV:
3.250%, 05/11/2025 f	5,725,000	5,780,567
4.125%, 05/11/2035 f	10,000,000	10,076,160
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	10,000,000	9,703,230
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,708,095
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (Acquired 03/20/2017, Cost $6,986,420) *	7,000,000	6,990,130
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 01/08/2016 through 02/23/2016, Cost $15,075,812) *	15,088,000	15,523,424
4.450%, 12/03/2025 (Acquired 05/03/2016 through 03/27/2017, Cost $45,222,554) *	43,329,000	45,186,601
Southern Natural Gas Company LLC,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,250,000
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,539,638
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,667,682
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,261,086
Sunoco Logistics Partners Operations LP,
3.900%, 07/15/2026	12,000,000	11,594,352
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,310,003
TC PipeLines LP,
4.375%, 03/13/2025	19,265,000	19,515,329
Telecom Italia Capital SA:
7.175%, 06/18/2019 f	1,785,000	1,938,956
7.200%, 07/18/2036 f	5,475,000	5,804,814
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	4,530,000	4,579,830
5.462%, 02/16/2021 f	8,830,000	9,692,921
5.213%, 03/08/2047 f	7,225,000	7,313,607
The Dow Chemical Co.,
8.550%, 05/15/2019	26,000,000	29,473,834
The JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,067,415

The Mosaic Co.:
4.250%, 11/15/2023	5,000,000	5,180,570
5.450%, 11/15/2033	2,000,000	2,098,016
The Timken Co.,
3.875%, 09/01/2024	2,000,000	1,966,566
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,037,500
Thermo Fisher Scientific, Inc.:
2.150%, 12/14/2018	4,000,000	4,014,080
3.000%, 04/15/2023	7,975,000	7,902,699
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,023,997
6.750%, 06/15/2039	2,767,000	3,196,159
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,175,272
3.875%, 01/15/2026	7,000,000	7,015,820
2.950%, 07/15/2026	6,250,000	5,819,825
3.800%, 02/15/2027	6,300,000	6,231,299
7.625%, 04/15/2031	5,207,000	6,986,898
7.700%, 05/01/2032	12,018,000	16,411,012
TransCanada PipeLines Ltd.,
4.875%, 01/15/2026 f	12,000,000	13,304,208
Transocean, Inc.,
6.500%, 11/15/2020 f	4,000,000	4,040,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,820,551) * f	9,865,000	9,839,947
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,049,405
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	9,343,347
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,399,889
Union Pacific Corp.,
3.375%, 02/01/2035	3,000,000	2,893,005
US Airways Pass Through Trust,
Class 981A, 6.850%, 01/30/2018	36,609	37,341
Vale Overseas Ltd.:
5.875%, 06/10/2021 f	11,075,000	11,868,192
6.250%, 08/10/2026 f	7,000,000	7,603,750
8.250%, 01/17/2034 f	8,526,000	10,135,283
6.875%, 11/21/2036 f	1,483,000	1,594,373
6.875%, 11/10/2039 f	2,893,000	3,093,774
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	17,712,373
6.625%, 06/15/2037	2,100,000	2,485,608
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	10,091,580
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,108,924
4.272%, 01/15/2036	8,148,000	7,545,105
5.250%, 03/16/2037	10,000,000	10,338,700
4.812%, 03/15/2039 (Acquired 09/25/2013 through 11/08/2016, Cost $35,458,511) *	36,839,000	35,880,376
Vodafone Group PLC,
1.250%, 09/26/2017 f	10,000,000	9,991,390
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	1,889,414
7.500%, 06/15/2021	4,000,000	4,682,596
7.150%, 11/30/2037	3,446,000	4,375,307
Wabtec Corp./DE,
4.375%, 08/15/2023	2,678,000	2,792,439
Wabtec Corp/DE,
3.450%, 11/15/2026 (Acquired 10/31/2016 through 01/24/2017, Cost $19,107,300) *	19,315,000	18,782,717
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,548,409
3.100%, 06/01/2023	13,300,000	13,281,620
3.800%, 11/18/2024	5,934,000	6,043,488
Western Gas Partners LP,
5.375%, 06/01/2021	10,701,000	11,499,937
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	170,718
8.200%, 01/15/2030	7,963,000	10,778,518
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,322,311
6.300%, 04/15/2040	2,767,000	3,100,988
Williams Partners LP / ACMP Finance Corp.,
4.875%, 05/15/2023	10,000,000	10,325,000
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	12,111,798
Yara International ASA,
3.800%, 06/06/2026 (Acquired 06/01/2016 through 07/06/2016, Cost $14,099,178) * f	13,965,000	13,751,447
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,534,751
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,269,715
3.250%, 02/01/2023	34,200,000	34,537,486
4.700%, 02/01/2043	3,568,000	3,635,692
		2,437,440,294	20.9%
Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,090,330
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	855,237
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	19,000	19,000

Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,037,395
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,317,160
Edison International,
2.950%, 03/15/2023	5,000,000	4,993,850
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,355,671
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,560,853) * f	1,565,000	1,936,570
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,396,342
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,704,757
Exelon Generation Co. LLC,
6.200%, 10/01/2017	1,964,000	2,006,809
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,255,599
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,992,592
8.000%, 03/01/2032	4,659,000	6,699,157
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,455,000	2,473,413
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,848,849
RGS I&M Funding Corp.,
Class F, 9.820%, 06/07/2022	713,509	769,982
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	9,656,390
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,883,021
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,365,803
		90,657,927	0.8%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,023,252) * f	11,033,000	11,116,387
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	9,000,486
4.800%, 04/18/2026 (Acquired 04/11/2016, Cost $8,984,430) * f	9,000,000	9,311,139
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	5,881,853
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	388,800
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	12,257,936
4.875%, 06/01/2022	17,698,000	19,156,474
4.125%, 02/15/2024	893,000	916,011
3.875%, 01/15/2035	4,875,000	4,454,570
8.175%, 05/15/2058 ∞	893,000	1,160,900
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,984,783
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	258,765
Anthem, Inc.,
5.100%, 01/15/2044	1,584,000	1,705,531
ANZ New Zealand (Int'l) Ltd./London:
1.750%, 03/29/2018 (Acquired 03/24/2015 through 06/15/2015, Cost $2,434,251) * f	2,435,000	2,435,511
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $15,337,260) * f	15,350,000	15,548,061
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $2,996,790) * f	3,000,000	3,006,342
Aon PLC:
4.000%, 11/27/2023 f	6,150,000	6,446,645
3.875%, 12/15/2025 f	9,126,000	9,283,451
4.450%, 05/24/2043 f	1,274,000	1,196,661
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014 through 02/23/2016, Cost $15,997,534) * f	16,000,000	16,622,416
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	380,383
Bank of America Corp.:
6.400%, 08/28/2017	893,000	910,340
6.875%, 04/25/2018	3,162,000	3,327,161
2.625%, 10/19/2020	5,000,000	5,026,790
3.300%, 01/11/2023	7,000,000	7,043,442
4.125%, 01/22/2024	15,000,000	15,668,055
3.500%, 04/19/2026	9,000,000	8,875,170
3.248%, 10/21/2027	6,000,000	5,711,028
7.750%, 05/14/2038	1,138,000	1,565,633
Bank of Montreal,
1.800%, 07/31/2018 f	3,600,000	3,607,081
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	1,941,000	1,885,196
Barclays Bank PLC,
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,258,188) * f	10,000,000	10,261,290
Barclays PLC:
2.875%, 06/08/2020 f	5,000,000	5,028,605
3.250%, 01/12/2021 f	12,175,000	12,260,712
3.684%, 01/10/2023 f	9,625,000	9,670,613
3.650%, 03/16/2025 f	8,100,000	7,886,071
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,051,000
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,678,639
BNP Paribas SA:
2.375%, 05/21/2020 f	10,000,000	9,992,340
3.250%, 03/03/2023 f	3,570,000	3,596,104

BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,320,742) * f	7,300,000	7,331,361
2.400%, 02/21/2020 (Acquired 02/13/2017, Cost $6,997,550) * f	7,000,000	7,026,103
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $13,990,200) * f	14,000,000	14,040,586
BPCE SA:
2.500%, 07/15/2019 f	7,925,000	7,959,078
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/30/2016, Cost $22,189,779) * f	21,395,000	22,690,253
4.000%, 04/15/2024 f	2,500,000	2,593,162
5.150%, 07/21/2024 (Acquired 05/10/2016 through 03/24/2017, Cost $21,967,683) * f	21,285,000	21,860,866
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $4,001,505) * f	4,000,000	4,000,844
1.704%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) ∞ * f	19,000,000	19,056,221
Capital One Bank (USA) NA,
3.375%, 02/15/2023	30,650,000	30,587,903
Capital One Financial Corp.,
3.050%, 03/09/2022	4,000,000	3,997,596
Capital One NA/Mclean VA:
1.714%, 02/05/2018 ∞	3,625,000	3,635,712
2.400%, 09/05/2019	12,000,000	12,037,716
1.850%, 09/13/2019	5,000,000	4,953,660
Chubb INA Holdings, Inc.,
2.875%, 11/03/2022	8,750,000	8,818,119
Citigroup, Inc.:
1.700%, 04/27/2018	13,000,000	13,005,512
2.050%, 12/07/2018	11,000,000	11,020,075
2.350%, 08/02/2021	9,000,000	8,860,410
2.485%, 09/01/2023 ∞	7,000,000	7,198,100
3.750%, 06/16/2024	1,000,000	1,018,648
3.700%, 01/12/2026	4,500,000	4,504,176
3.887%, 01/10/2028 ∞	7,600,000	7,633,873
Citizens Bank NA/Providence RI:
2.300%, 12/03/2018	4,000,000	4,019,960
2.500%, 03/14/2019	7,800,000	7,851,558
2.450%, 12/04/2019	19,300,000	19,446,217
2.250%, 03/02/2020	4,750,000	4,743,179
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	8,011,400
7.250%, 11/15/2023	4,000,000	4,839,916
4.500%, 03/01/2026	14,000,000	14,796,362
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,013,282
4.000%, 07/27/2025	10,000,000	10,108,260
Commonwealth Bank of Australia/New York NY,
2.050%, 03/15/2019 f	10,275,000	10,308,404
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,406,480
3.875%, 04/10/2025	15,885,000	15,593,320
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 f	6,730,000	7,094,537
3.750%, 07/21/2026 f	12,000,000	11,703,492
Credit Agricole SA,
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $893,000) ∞ * f	893,000	844,439
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 f	6,000,000	5,992,068
5.300%, 08/13/2019 f	1,406,000	1,507,647
5.400%, 01/14/2020 f	5,000,000	5,364,900
3.625%, 09/09/2024 f	4,325,000	4,390,363
Credit Suisse Group AG,
4.282%, 01/09/2028 (Acquired 01/04/2017, Cost $8,900,000) * f	8,900,000	8,861,294
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 f	10,000,000	10,136,080
3.800%, 06/09/2023 f	4,550,000	4,568,628
4.550%, 04/17/2026 f	2,000,000	2,067,108
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,828,038
Deutsche Bank AG:
2.950%, 08/20/2020 f	575,000	576,418
3.125%, 01/13/2021 f	10,800,000	10,822,561
4.250%, 10/14/2021 (Acquired 10/07/2016 through 03/06/2017, Cost $27,031,002) * f	26,925,000	27,594,706
Deutsche Bank AG/London,
3.700%, 05/30/2024 f	10,000,000	9,829,280
Discover Bank/Greenwood DE:
2.600%, 11/13/2018	4,875,000	4,920,440
4.200%, 08/08/2023	20,000,000	20,828,220
3.450%, 07/27/2026	12,000,000	11,519,244
Discover Financial Services:
3.950%, 11/06/2024	5,000,000	5,007,645
4.100%, 02/09/2027	9,150,000	9,153,084
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,095,460
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,878,052
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,677,677
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,888,320
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	12,638,000	12,692,672
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,114,717

Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,262,505
Great-West Life & Annuity Insurance Capital LP II,
3.575%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) ∞ *	2,499,000	2,324,070
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,375,831) *	4,378,000	4,448,385
HSBC Bank PLC,
1.679%, 05/15/2018 (Acquired 12/17/2014, Cost $4,957,905) ∞ * f	4,950,000	4,965,399
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,656,245
HSBC Finance Corp.,
6.676%, 01/15/2021	19,425,000	21,958,175
HSBC Holdings PLC:
2.650%, 01/05/2022 f	4,000,000	3,949,056
3.600%, 05/25/2023 f	2,275,000	2,311,725
4.375%, 11/23/2026 f	10,000,000	10,077,630
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,007,743
5.000%, 09/27/2020	3,716,000	4,003,983
9.125%, 05/15/2021	625,000	762,310
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	1,986,729
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	7,600,000	7,731,427
2.300%, 01/14/2022	26,450,000	25,777,720
ING Bank NV:
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $7,270,562) * f	7,275,000	7,285,447
2.000%, 11/26/2018 (Acquired 11/17/2015, Cost $5,984,160) * f	6,000,000	5,995,890
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,520,171
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,209,848) * f	9,225,000	9,257,795
5.800%, 09/25/2023 (Acquired 01/14/2014 through 02/08/2017, Cost $25,189,386) * f	22,950,000	25,533,986
Invesco Finance PLC:
3.125%, 11/30/2022 f	5,902,000	5,939,666
3.750%, 01/15/2026 f	4,900,000	5,039,072
Jackson National Life Global Funding,
3.250%, 01/30/2024 (Acquired 01/24/2017, Cost $23,457,394) *	23,475,000	23,604,183
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,075,487
6.250%, 01/15/2036	1,390,000	1,460,851
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,569,368) *	6,069,000	7,229,605
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,675,000	3,687,653
4.250%, 10/15/2020	886,000	939,594
2.550%, 03/01/2021	7,000,000	7,009,303
2.295%, 08/15/2021	18,000,000	17,813,088
2.273%, 10/24/2023 ∞	15,000,000	15,343,950
3.125%, 01/23/2025	14,000,000	13,755,980
5.600%, 07/15/2041	4,106,000	4,897,001
KEB Hana Bank,
1.750%, 10/18/2019 (Acquired 10/11/2016, Cost $19,935,600) * f	20,000,000	19,683,260
KeyBank NA/Cleveland OH:
2.250%, 03/16/2020	5,000,000	5,007,145
3.400%, 05/20/2026	12,250,000	11,912,966
Kookmin Bank:
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	3,999,137
1.625%, 08/01/2019 (Acquired 07/25/2016, Cost $6,979,840) * f	7,000,000	6,900,530
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $953,973) * f	950,000	955,400
2.500%, 05/16/2018 (Acquired 09/24/2013 through 04/27/2015, Cost $11,684,387) * f	11,658,000	11,686,970
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $10,993,180) * f	11,000,000	11,046,904
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,812,476
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) ∞ *	2,231,000	3,413,430
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,832) *	465,000	599,545
Lincoln National Corp.:
8.750%, 07/01/2019	1,601,000	1,827,513
6.050%, 04/20/2067 ∞	1,004,000	850,890
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,778,709
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,413,444) * f	1,428,000	1,559,984
2.400%, 03/17/2020 f	20,000,000	20,059,800
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	5,000,070
2.400%, 01/21/2020 (Acquired 01/14/2015 through 02/28/2017, Cost $16,977,401) * f	17,000,000	16,990,769
Macquarie Group Ltd.:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,649,099
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,363,178) * f	3,944,000	4,394,239
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,833,182
Manulife Financial Corp.:
4.150%, 03/04/2026 f	10,000,000	10,530,610
5.375%, 03/04/2046 f	5,150,000	5,967,985
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017	2,231,000	2,231,000
4.350%, 01/30/2047	8,150,000	8,254,043
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/04/2016 through 10/31/2016, Cost $12,616,788) *	8,124,000	13,190,809
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	2,909,559
4.900%, 04/01/2077 (Acquired 03/20/2017, Cost $11,074,313) *	11,175,000	11,224,963
MBIA Insurance Corp.,
12.283%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) ∞ § *	714,000	335,580

MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,084,271
6.500%, 12/15/2032	466,000	599,284
4.875%, 11/13/2043	3,375,000	3,679,705
4.050%, 03/01/2045	12,375,000	12,000,174
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,037,025) *	2,004,000	2,013,962
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 f	15,200,000	15,336,982
2.190%, 09/13/2021 f	12,400,000	12,136,178
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,344,999) * f	3,349,000	3,346,619
1.800%, 03/26/2018 (Acquired 06/16/2016, Cost $24,330,957) * f	24,275,000	24,276,238
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,110,638
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (Acquired 04/05/2016, Cost $13,000,000) * f	13,000,000	12,900,953
2.953%, 02/28/2022 f	12,575,000	12,579,502
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	16,702,821
2.375%, 07/23/2019	1,000,000	1,006,170
5.625%, 09/23/2019	1,941,000	2,095,876
2.650%, 01/27/2020	4,200,000	4,240,068
2.800%, 06/16/2020	5,000,000	5,060,650
2.500%, 04/21/2021	8,000,000	7,956,800
2.443%, 10/24/2023 ∞	8,000,000	8,169,768
Class F, 3.875%, 04/29/2024	1,650,000	1,698,074
3.700%, 10/23/2024	4,000,000	4,057,488
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,995,590
National Australia Bank Ltd./New York,
2.500%, 07/12/2026 f	7,875,000	7,370,323
Nationwide Building Society,
2.450%, 07/27/2021 (Acquired 07/20/2016 through 08/01/2016, Cost $38,474,856) * f	38,500,000	38,046,816
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $18,429,445) *	16,905,000	18,402,107
Navient Corp.,
5.625%, 08/01/2033	446,000	346,765
New York Life Global Funding,
2.350%, 07/14/2026 (Acquired 07/11/2016, Cost $7,895,102) *	7,900,000	7,411,883
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 05/04/2016 through 02/21/2017, Cost $16,096,374) *	12,026,000	16,257,673
Nomura Holdings, Inc.:
2.750%, 03/19/2019 f	1,625,000	1,642,069
6.700%, 03/04/2020 f	1,667,000	1,853,596
Nordea Bank AB,
4.250%, 09/21/2022 (Acquired 02/02/2017, Cost $5,415,993) * f	5,220,000	5,433,848
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,109,795) *	8,000,000	8,032,640
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,859,579
Pricoa Global Funding I,
2.550%, 11/24/2020 (Acquired 11/17/2015, Cost $14,000,000) *	14,000,000	14,060,676
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,893,714
3.125%, 05/15/2023	4,667,000	4,674,127
3.400%, 05/15/2025	16,000,000	15,954,000
4.300%, 11/15/2046	2,325,000	2,340,008
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	3,994,080
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $13,364,356) *	13,400,000	13,046,803
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,974,237
8.450%, 10/15/2039	1,400,000	1,969,629
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $7,992,960) *	8,000,000	8,058,016
Prudential Financial, Inc.,
6.625%, 12/01/2037	5,000,000	6,476,780
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	5,716,475
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,210,739
Regions Bank/Birmingham AL:
7.500%, 05/15/2018	8,518,000	9,018,773
2.250%, 09/14/2018	5,000,000	5,015,405
Regions Financial Corp.,
3.200%, 02/08/2021	25,000,000	25,423,100
Reliance Standard Life Global Funding II:
2.500%, 04/24/2019 (Acquired 03/28/2017, Cost $5,393,723) *	5,355,000	5,390,455
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $6,991,143) *	6,940,000	6,936,197
2.375%, 05/04/2020 (Acquired 04/27/2015 through 11/08/2016, Cost $29,986,216) *	30,000,000	29,766,090
Santander Bank NA,
8.750%, 05/30/2018	9,442,000	10,124,987
Santander Holdings USA, Inc.:
2.700%, 05/24/2019	5,000,000	5,023,660
2.650%, 04/17/2020	2,000,000	1,990,696
Santander Issuances SAU,
5.179%, 11/19/2025 f	9,000,000	9,338,103
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 f	4,866,000	4,871,071
3.125%, 01/08/2021 f	2,600,000	2,611,029
3.571%, 01/10/2023 f	5,000,000	4,999,890

Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 03/30/2017, Cost $16,499,978) * f	15,880,000	16,546,325
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,844,461) * f	6,835,000	6,884,841
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,726,003) * f	1,725,000	1,735,593
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * f	15,000,000	15,051,750
Societe Generale SA:
2.228%, 10/01/2018 ∞ f	6,000,000	6,048,282
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $10,217,331) * f	10,225,000	10,077,750
3.250%, 01/12/2022 (Acquired 01/05/2017, Cost $7,979,840) * f	8,000,000	7,894,128
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $4,092,109) * f	4,157,000	4,074,537
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $11,954,640) * f	12,000,000	12,073,260
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,412,599
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	410,880
Standard Chartered PLC:
1.663%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) ∞ * f	3,000,000	2,995,605
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,566,035
2.100%, 08/19/2019 (Acquired 11/17/2016, Cost $13,907,869) * f	14,000,000	13,884,962
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $4,490,910) * f	4,500,000	4,511,714
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * f	6,000,000	6,186,780
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 f	20,500,000	20,582,103
3.950%, 07/19/2023 f	1,850,000	1,937,168
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 f	5,950,000	5,999,909
2.442%, 10/19/2021 f	15,775,000	15,589,344
SunTrust Bank/Atlanta GA:
7.250%, 03/15/2018	1,874,000	1,968,011
3.300%, 05/15/2026	3,925,000	3,811,057
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,319,659
2.700%, 01/27/2022	12,800,000	12,750,272
Svenska Handelsbanken AB,
2.400%, 10/01/2020 f	5,200,000	5,200,021
Swedbank AB:
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,345,567
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $6,464,402) * f	6,468,000	6,458,899
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,031,198
3.750%, 08/15/2021	10,225,000	10,535,421
4.250%, 08/15/2024	26,864,000	27,515,559
4.500%, 07/23/2025	13,327,000	13,676,701
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,210,153
2.950%, 04/01/2022	4,625,000	4,682,086
3.625%, 04/01/2025	7,000,000	7,177,786
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,000,000	15,030,390
4.500%, 12/16/2025	5,500,000	5,746,031
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,931,840) * f	2,911,000	3,084,996
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,803,120) * f	2,800,000	2,895,713
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	5,797,297
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	5,634,000	5,869,389
7.500%, 02/15/2019	1,964,000	2,155,411
2.550%, 10/23/2019	2,700,000	2,724,532
2.350%, 11/15/2021	6,175,000	6,047,690
3.000%, 04/26/2022	20,000,000	20,048,980
2.654%, 11/29/2023 ∞	5,000,000	5,179,445
3.850%, 07/08/2024	3,000,000	3,072,993
3.500%, 01/23/2025	3,000,000	2,988,450
3.750%, 05/22/2025	5,000,000	5,061,640
2.789%, 10/28/2027 ∞	10,000,000	10,291,960
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 05/04/2016 through 10/12/2016, Cost $12,329,088) *	9,425,000	12,938,291
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	2,036,236
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,698,069
8.125%, 06/15/2038 ∞	1,964,000	2,091,660
The Huntington National Bank:
2.000%, 06/30/2018	9,000,000	9,022,770
2.200%, 11/06/2018	4,825,000	4,845,458
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,832,920
Trinity Acquisition PLC:
4.400%, 03/15/2026 f	27,305,000	27,988,171
6.125%, 08/15/2043 f	3,425,000	3,689,242
UBS AG/Stamford CT:
1.853%, 03/26/2018 ∞ f	8,250,000	8,283,173
5.750%, 04/25/2018 f	2,678,000	2,790,725
1.905%, 06/01/2020 ∞ f	4,710,000	4,726,419
UBS Group Funding Jersey Ltd.,
2.650%, 02/01/2022 (Acquired 08/19/2016 through 11/07/2016, Cost $14,135,045) * f	14,150,000	13,872,221
UBS Group Funding Switzerland AG:
3.491%, 05/23/2023 (Acquired 03/29/2017, Cost $4,854,288) * f	4,825,000	4,856,141
4.253%, 03/23/2028 (Acquired 03/16/2017, Cost $17,150,000) * f	17,150,000	17,395,742
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	26,232,136
3.650%, 06/15/2026	5,800,000	5,714,021

WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 04/06/2016 through 07/01/2016, Cost $6,041,991) *	5,985,000	6,040,511
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,972,560) *	8,000,000	8,153,936
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	2,750,000	2,755,814
2.500%, 03/04/2021	5,000,000	4,985,685
3.069%, 01/24/2023	10,000,000	10,060,820
2.269%, 10/31/2023 ∞	5,000,000	5,091,715
3.000%, 02/19/2025	5,000,000	4,875,180
3.000%, 04/22/2026	8,000,000	7,677,768
3.900%, 05/01/2045	15,000,000	14,361,780
Westpac Banking Corp.:
1.600%, 01/12/2018 f	7,229,000	7,231,205
4.322%, 11/23/2031 ∞ f	8,350,000	8,437,742
Willis North America, Inc.,
7.000%, 09/29/2019	5,463,000	6,053,283
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	13,879,000	15,250,120
		2,470,415,844	21.1%
Total Corporate Bonds		4,998,514,065	42.8%

Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,036,386
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	13,980,000	13,785,259
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,741,094
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,385,832
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	10,726,500
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,591,126
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,358,367
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,069,972
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,392,221
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,625,370
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2017)	4,005,000	4,005,040
Kankakee County School District No. 111,
1.800%, 06/01/2027 (Callable 06/04/2017)	6,000,000	6,048,120
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	6,110,000	6,231,589
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	6,408,515	6,173,835
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	20,250,000	20,292,930
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	855,000	856,479
3.750%, 07/01/2034 (Callable 07/01/2023)	1,650,000	1,683,000
4.000%, 07/01/2036 (Callable 07/01/2025)	8,465,000	8,691,608
New Jersey Economic Development Authority:
3.375%, 06/15/2017	9,000,000	9,037,620
2.421%, 06/15/2018	7,000,000	6,993,070
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	3,585,000	3,564,279
North Texas Tollway Authority,
8.910%, 02/01/2030 (Callable 02/01/2020)	13,319,000	15,396,498
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	6,930,480
State of California,
7.950%, 03/01/2036 (Callable 05/01/2020)	10,125,000	11,673,720
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,754,680
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,453,073
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,167,543
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,651,539
		181,317,230	1.5%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	31,473	32,891
Series 1989-94, Class G, 7.500%, 12/25/2019	13,392	14,134
Series 1990-58, Class J, 7.000%, 05/25/2020	1,427	1,501
Series 1990-76, Class G, 7.000%, 07/25/2020	14,134	14,905
Series 1990-105, Class J, 6.500%, 09/25/2020	9,433	9,934
Series 1990-108, Class G, 7.000%, 09/25/2020	2,505	2,662
Series 1991-1, Class G, 7.000%, 01/25/2021	3,315	3,517
Series 1991-86, Class Z, 6.500%, 07/25/2021	9,041	9,679
Series 1993-58, Class H, 5.500%, 04/25/2023	98,949	105,238
Series 1998-66, Class C, 6.000%, 12/25/2028	68,469	74,602

Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	43,309	44,884
3.500%, 11/01/2025	4,080,667	4,253,924
2.500%, 04/01/2028	3,875,751	3,922,147
6.500%, 06/01/2029	183,545	205,406
3.000%, 04/01/2031	10,580,690	10,861,837
3.500%, 05/01/2032	11,372,992	11,854,545
3.500%, 07/01/2032	34,220,505	35,666,147
5.000%, 08/01/2033	7,261,403	8,000,111
0.240%, 01/01/2034 <<<<	28,854,544	30,083,957
5.000%, 09/01/2035	15,064,558	16,480,436
5.500%, 01/01/2036	273,085	303,665
5.000%, 03/01/2036	6,685,452	7,297,569
6.000%, 12/01/2036	233,678	265,179
5.500%, 05/01/2038	838,698	929,250
5.500%, 01/01/2039	16,343,234	18,400,008
4.500%, 11/01/2039	5,642,446	6,064,093
4.500%, 11/01/2039	6,770,863	7,274,271
4.500%, 12/01/2039	34,691,511	37,283,184
5.000%, 03/01/2040	1,496,204	1,629,615
4.500%, 08/01/2040	1,233,044	1,326,142
4.500%, 09/01/2040	4,750,723	5,106,619
4.000%, 01/01/2041	21,247,641	22,378,043
4.000%, 01/01/2041	41,608,193	43,823,604
4.500%, 03/01/2041	3,334,277	3,592,843
3.500%, 10/01/2041	12,918,526	13,272,888
4.000%, 03/01/2042	9,997,659	10,531,151
3.500%, 06/01/2042	6,533,939	6,712,040
3.500%, 07/01/2042	17,330,974	17,803,391
3.000%, 08/01/2042	22,115,094	22,050,069
3.000%, 10/01/2042	8,403,965	8,379,253
3.000%, 11/01/2042	48,601,726	48,458,824
3.000%, 01/01/2043	37,951,125	37,839,529
3.000%, 01/01/2043	17,493,974	17,384,185
3.000%, 02/01/2043	4,617,148	4,603,571
3.000%, 04/01/2043	7,632,443	7,610,005
3.000%, 04/01/2043	20,301,673	20,241,991
3.000%, 04/01/2043	11,613,358	11,579,209
3.500%, 05/01/2043	17,831,676	18,317,589
3.000%, 06/01/2043	23,879,589	23,789,629
3.000%, 08/01/2043	7,413,399	7,376,278
3.500%, 11/01/2043	13,423,679	13,789,600
3.500%, 01/01/2044	14,967,451	15,375,387
4.000%, 03/01/2044	8,939,705	9,384,237
3.500%, 05/01/2044	55,503,936	57,063,115
4.000%, 07/01/2044	7,737,172	8,121,907
3.500%, 10/01/2044	14,521,265	14,873,008
4.000%, 10/01/2044	16,880,245	17,809,648
3.500%, 06/01/2045	3,492,002	3,590,179
3.000%, 10/01/2045	53,655,935	53,498,141
3.500%, 01/01/2046	48,500,502	49,774,545
4.000%, 04/01/2046	16,975,108	17,911,595
Federal Home Loan Mortgage Corp. (FHLMC):
Series 206, Class E, 2.354%, 07/15/2019 <<<<	577	573
Series 141, Class D, 5.000%, 05/15/2021	7,640	7,850
Series 1074, Class I, 6.750%, 05/15/2021	6,064	6,301
Series 1081, Class K, 7.000%, 05/15/2021	45,807	48,929
Series 163, Class F, 6.000%, 07/15/2021 ∞	7,697	8,092
Series 188, Class H, 7.000%, 09/15/2021	19,535	20,670
Series 1286, Class A, 6.000%, 05/15/2022	6,041	6,407
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	808,234	833,173
3.000%, 04/01/2027	10,749,952	11,061,010
3.500%, 07/01/2027	55,438,228	58,039,133
2.500%, 12/01/2027	13,775,956	13,936,042
2.500%, 05/01/2028	18,063,788	18,275,016
5.000%, 05/01/2028	271,123	295,947
4.500%, 08/01/2029	2,106,794	2,263,595
4.500%, 09/01/2029	2,460,071	2,643,099
2.500%, 05/01/2030	20,343,691	20,454,681
3.000%, 12/01/2030	19,318,835	19,829,684
3.000%, 12/01/2030	31,312,963	32,141,933
3.500%, 01/01/2032	16,646,625	17,386,080
6.000%, 03/01/2033	63,684	72,894
3.500%, 10/01/2033	31,929,977	33,344,463
4.500%, 10/01/2033	24,638,664	26,537,514
5.000%, 10/01/2033	26,981,291	29,575,836
5.000%, 11/01/2033	73,010	80,037
4.000%, 01/01/2034	10,573,252	11,196,717
5.500%, 04/01/2034	8,923,029	9,983,253
4.000%, 06/01/2034	13,816,370	14,628,991
4.000%, 09/01/2034	16,726,040	17,710,390
5.500%, 09/01/2034	237,688	266,088
6.000%, 11/01/2034	63,935	72,833
5.500%, 02/01/2035	823,886	922,292
5.000%, 07/01/2035	6,907,556	7,558,234
5.000%, 10/01/2035	3,570,893	3,906,094
5.000%, 02/01/2036	5,016,787	5,488,945
5.500%, 11/01/2036	340,831	380,194
5.500%, 04/01/2037	2,017,829	2,259,892
4.000%, 04/01/2039	17,859,924	18,914,824
5.000%, 06/01/2039	16,128,276	17,640,846
4.500%, 11/01/2039	319,652	343,437
4.000%, 08/01/2040	2,263,807	2,380,897
3.500%, 12/01/2040	13,122,752	13,503,024

4.000%, 12/01/2040	12,865,280	13,541,137
3.500%, 02/01/2041	20,454,217	21,046,457
4.000%, 02/01/2041	31,263,447	32,923,668
3.500%, 03/01/2041	29,715,269	30,575,693
4.500%, 05/01/2041	11,895,745	12,804,496
4.000%, 06/01/2041	25,731,417	27,081,659
4.500%, 07/01/2041	12,963,397	13,933,267
5.000%, 07/01/2041	18,476,607	20,262,345
3.500%, 09/01/2041	29,943,677	30,810,833
4.000%, 09/01/2041	3,602,024	3,792,740
4.000%, 10/01/2041	8,791,514	9,257,014
3.500%, 11/01/2041	12,181,674	12,530,122
3.500%, 12/01/2041	51,745,139	53,217,378
4.000%, 12/01/2041	12,667,042	13,337,674
4.000%, 01/01/2042	17,049,735	17,950,916
4.500%, 01/01/2042	17,251,561	18,563,736
3.000%, 05/01/2042	6,673,481	6,652,810
3.500%, 08/01/2042	11,665,611	11,986,150
4.000%, 08/01/2042	24,095,420	25,371,944
3.000%, 03/01/2043	8,488,421	8,462,127
3.000%, 03/01/2043	46,924,114	46,774,443
3.000%, 05/01/2043	27,112,938	27,027,568
3.000%, 06/01/2043	11,452,036	11,415,369
4.000%, 07/01/2043	43,843,088	46,164,423
3.000%, 08/01/2043	7,006,200	6,982,338
4.500%, 09/01/2043	19,038,643	20,489,017
3.500%, 10/01/2043	83,179,824	85,461,454
3.000%, 11/01/2043	36,847,235	36,733,057
4.000%, 01/01/2045	13,963,112	14,707,698
3.500%, 02/01/2045	58,629,854	60,257,352
4.000%, 02/01/2045	29,855,707	31,418,120
3.500%, 04/01/2045	43,715,816	44,876,069
4.000%, 10/01/2045	11,082,913	11,673,974
4.500%, 02/01/2046	52,753,400	56,801,329
Federal National Mortgage Associatoin (FNMA),
3.000%, 05/01/2046 ∞	19,948,952	19,846,636
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	59,258	68,297
5.000%, 07/20/2040	2,929,932	3,218,856
3.500%, 10/20/2041	12,731,958	13,242,412
4.000%, 06/20/2042	14,504,008	15,393,255
3.500%, 09/20/2042	5,345,153	5,566,059
3.500%, 01/20/2043	33,241,716	34,615,579
3.000%, 04/20/2045	42,694,234	43,118,863
3.500%, 04/20/2045	40,353,324	41,888,622
4.000%, 08/20/2045	19,619,635	20,743,599
4.500%, 01/20/2046	23,408,676	25,017,472
3.000%, 06/20/2046	27,759,257	28,035,345
3.000%, 08/20/2046	55,880,345	56,436,120
		2,420,558,908	20.7%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust:
Series 2005-4, Class A1, 1.222%, 12/25/2035 ∞	8,481,901	8,378,476
Series 2006-1, Class A3, 1.162%, 04/25/2036 ∞	766,514	766,198
Series 2006-2, Class A3, 1.132%, 09/25/2036 ∞	4,885,735	4,879,239
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 1.172%, 02/25/2036 ∞	3,944,284	3,908,488
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	155,315	155,118
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	800,078	776,531
Series 2006-J5, Class 3A1, 4.584%, 07/25/2021 ∞	158,575	150,027
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	188,126	189,430
Series 2002-11, Class A4, 6.250%, 10/25/2032	26,809	27,219
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	3,617,319	3,677,072
Series 2004-8CB, Class A, 1.252%, 06/25/2034 ∞	19,238,176	19,022,320
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	775,164	613,760
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.322%, 11/25/2035 ∞	5,135,946	5,025,030
Series 2005-W5, Class A1, 1.217%, 01/25/2036 ∞	41,459,367	39,639,160
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 1.182%, 01/25/2036 ∞	10,805,883	10,603,181
Series 2006-HE1, Class A1, 1.197%, 01/25/2036 ∞	4,038,108	3,979,695
Series 2006-HE3, Class A2, 1.147%, 03/25/2036 ∞	16,585,730	15,988,132
Series 2006-HE6, Class A1, 1.127%, 11/25/2036 ∞	33,065,996	31,090,597
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	55,926	55,316
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	82,650	83,324
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	390,036	385,688
Series 2007-1, Class 1A1, 5.836%, 04/25/2022 ∞ §	530,249	509,362
Series 2004-7, Class 1A1, 6.000%, 08/25/2034	22,145,434	23,253,964
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	91,889	83,424
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	216,476	210,381
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	484,586	429,228
Bank of America Alternative Loan Trust:
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	917,535	926,730
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	194,527	195,888
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	139,342	126,781
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	75,385	77,740
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 ∞	1,986,145	1,695,184

Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.582%, 06/25/2034 ∞	2,956,561	2,909,213
Series 2005-4, Class 1A1, 1.422%, 04/25/2035 ∞	7,438,527	7,136,858
Series 2005-7, Class 12A1, 1.522%, 08/25/2035 ∞	22,058,396	21,792,436
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	566,985	562,465
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.156%, 09/25/2036 ∞ §	1,920,973	1,728,477
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 ∞	223,483	226,271
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-HE4, Class A2D, 1.342%, 10/25/2035 ∞	2,024,159	2,015,506
Series 2005-9, Class 2A2, 5.500%, 11/25/2035	125,467	125,872
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 ∞	522,410	528,941
Series 2005-10, Class AF6, 4.551%, 02/25/2036 ∞	407,961	417,695
Series 2005-13, Class AF3, 4.776%, 04/25/2036 ∞	1,524,376	1,319,070
Series 2006-10, Class 1AF3, 4.637%, 09/25/2046 ∞	898,250	776,705
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.271%, 11/25/2033 ∞	10,781,313	10,853,457
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.958%, 12/25/2035 ∞	156,014	154,400
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	253,671	255,100
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	620,682	633,282
Series 2005-11, Class AF3, 4.676%, 02/25/2036 ∞	2,115,182	2,138,334
Series 2005-16, Class 3AV, 1.212%, 05/25/2036 ∞	9,781,861	9,679,757
Series 2005-17, Class 1AF5, 4.634%, 05/25/2036 ∞ §	374,038	604,682
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	148,930	147,137
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 ∞	9,653	9,808
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 1.282%, 01/25/2036 ∞	2,854,526	2,796,108
Series 2006-FF1, Class 2A4, 1.322%, 01/25/2036 ∞	10,100,000	9,869,766
Series 2005-FF12, Class A2C, 1.312%, 11/25/2036 ∞	6,946,500	6,806,934
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	75,103	75,433
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	169,750	166,856
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	572,002	503,171
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	722	723
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028 §	45	38
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 ∞	2,512	2,502
GSAA Home Equity Trust,
Series 2004-6, Class A1, 1.782%, 06/25/2034 ∞	2,814,710	2,678,939
GSAMP Trust:
Series 2005-WMC2, Class A1B, 1.292%, 11/25/2035 ∞	10,915,225	10,680,514
Series 2005-WMC2, Class A2C, 1.332%, 11/25/2035 ∞	10,917,339	10,642,821
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 1.222%, 07/25/2035 ∞	5,643,942	5,563,102
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	1,394	1,390
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.704%, 09/25/2034 ∞	100,854	97,128
Series 2004-5, Class 1A2, 1.682%, 10/25/2034 ∞	6,439,756	6,183,296
Series 2004-6, Class 1A1, 1.782%, 10/25/2034 ∞	4,634,667	4,437,370
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.316%, 03/25/2036 ∞ §	394,955	348,958
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.112%, 07/25/2036 ∞	5,512,703	5,358,539
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 3.103%, 07/25/2035 ∞	1,946,085	1,934,415
Series 2007-A1, Class 5A2, 3.420%, 07/25/2035 ∞	4,914,822	4,977,589
Series 2007-A1, Class 5A5, 3.420%, 07/25/2035 ∞	7,441,836	7,450,481
Series 2006-A7, Class 2A4R, 3.319%, 01/25/2037 ∞ §	927,465	851,967
Series 2006-A7, Class 2A2, 3.319%, 01/25/2037 ∞ §	217,081	199,410
Series 2007-A2, Class 2A3, 3.357%, 04/25/2037 ∞ §	2,549,448	2,267,566
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 1.182%, 01/25/2036 ∞	2,955,126	2,921,235
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	835,456	847,730
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	144,176	144,506
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	7,613	7,658
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	114,000	114,607
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	278,419	291,660
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.282%, 01/25/2036 ∞	10,312,802	10,134,001
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.527%, 12/25/2029 ∞	8,504,171	8,512,708
Series 2005-A10, Class A, 1.192%, 02/25/2036 ∞	23,197,032	22,052,349
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.301%, 09/25/2034 ∞	4,640,166	4,699,927
MortgageIT Trust:
Series 2005-2, Class 1A1, 1.502%, 05/25/2035 ∞	2,606,555	2,581,823
Series 2005-3, Class A1, 1.282%, 08/25/2035 ∞	5,916,883	5,581,634
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.212%, 12/25/2035 ∞	17,484,603	17,152,121
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.432%, 09/25/2035 ∞	6,262,461	6,226,438

Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 1.132%, 01/25/2037 ∞	6,254,224	6,161,052
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 ∞	5,071	5,161
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 §	61,322	60,522
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	37,402	37,764
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033 ∞	171,958	171,742
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	10,637	10,430
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034 ∞	19,633	19,816
Series 2006-KS4, Class A4, 1.222%, 06/25/2036 ∞	17,318,014	16,951,648
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,534,117	1,279,261
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.307%, 10/25/2035 (Acquired 03/13/2014, Cost $704,472) ∞ *	713,163	711,393
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.652%, 10/25/2035 ∞	2,468,405	2,420,577
Series 2005-AB3, Class A2C, 1.342%, 09/25/2036 ∞	4,343,207	4,220,522
Series 2006-BC1, Class A2D, 1.282%, 12/25/2036 ∞	3,918,364	3,876,218
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 3.321%, 09/25/2034 ∞	6,804,685	6,755,236
Series 2004-16, Class 2A, 3.233%, 11/25/2034 ∞	7,795,730	7,756,695
Series 2004-16, Class 1A2, 3.289%, 11/25/2034 ∞	9,494,247	9,467,212
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 1.642%, 02/25/2035 ∞	12,123,418	11,906,689
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 ∞	76,312	79,273
Series 2006-OPT1, Class A6, 1.132%, 04/25/2036 ∞	16,163,365	15,360,849
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.862%, 10/25/2043 ∞	20,663,861	20,791,877
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $10,251,230) ∞ *	9,990,826	10,145,997
Series 2015-5, Class A1, 3.500%, 05/25/2055 (Acquired 06/15/2016, Cost $5,255,345) ∞ *	5,112,024	5,200,554
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $14,096,170) ∞ *	13,994,208	14,039,767
Series 2016-3, Class A1, 2.250%, 04/25/2056 (Acquired 09/08/2016, Cost $2,752,567) ∞ *	2,741,941	2,715,215
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Acquired 12/07/2016, Cost $7,213,520) ∞ *	7,217,302	7,167,053
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 02/07/2017 through 03/13/2017, Cost $47,702,718) *	47,648,334	47,603,592
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	159,154	160,606
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	296,929	300,105
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	22,239	22,516
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	100,835	103,473
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	74,287	75,423
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	8,452,637	8,925,489
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	4,672,273	4,970,771
Series 2004-AR14, Class A1, 2.873%, 01/25/2035 ∞	12,763,010	12,950,625
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.073%, 06/25/2035 ∞	21,966,002	22,343,031
		650,849,716	5.6%
		3,071,408,624	26.3%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2011-M4, Class A2, 3.726%, 06/25/2021	20,000,000	21,112,700
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	27,000,000	28,227,757
Series K004, Class A2, 4.186%, 08/25/2019	6,200,000	6,521,980
Series K712, Class A2, 1.869%, 11/25/2019	18,225,000	18,221,153
Series K714, Class A2, 3.034%, 10/25/2020 ∞	34,345,000	35,444,445
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,269,887
Series K-721, Class A2, 3.090%, 08/25/2022 ∞	25,545,000	26,432,865
Series K-028, Class A2, 3.111%, 02/25/2023	23,175,000	23,991,801
		178,222,588	1.5%
Non-U.S. Government Agency Issues
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/10/2049	32,725,000	31,302,840
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	11,512,804
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,453,886	7,742,992
Series 2013-CR9, Class A3, 4.022%, 07/10/2045 ∞	25,725,000	27,323,541
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,144,815
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	14,728,483
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 09/10/2049	9,500,000	9,415,466
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,997,320	37,174,504
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,700,059	8,732,114
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	9,965,000	10,019,676
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,802,913	12,877,959
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	10,000,000	10,140,374
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/15/2045	4,500,000	4,627,677
Series 2013-C12, Class A5, 3.664%, 07/15/2045	6,835,000	7,132,720
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	8,930,599
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	10,000,000	10,373,740
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,416,918

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	38,526,172
Series 2012-C6, Class A4, 2.858%, 11/15/2045 ∞	25,685,945	25,955,946
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	12,727,834
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	24,183,272
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	12,250,000	12,488,903
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	18,700,000	19,833,884
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,495,159
Series 2015-SG1, Class ASB, 3.556%, 09/15/2048	18,900,000	19,652,564
Series 2015-P2, Class A3, 3.541%, 12/15/2048	41,100,000	42,044,412
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	24,764,220	25,688,426
Series 2013-C13, Class ASB, 2.654%, 05/15/2045	7,450,000	7,524,682
Series 2013-C18, Class A4, 3.896%, 12/15/2046	12,900,000	13,569,564
Series 2014-C21, Class A5, 3.678%, 08/15/2047	13,254,000	13,722,447
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,419,879
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,264,846
		531,695,212	4.6%
		709,917,800	6.1%
Other Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2016-A4, Class A4, 1.330%, 06/15/2022	47,425,000	46,920,668
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	40,100,000	39,674,772
Citibank Credit Card Issuance Trust:
Series 2017-A2, Class A2, 1.740%, 01/19/2021	21,550,000	21,584,295
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,436,666
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	17,459	17,461
Series 1993-4, Class A5, 7.050%, 01/15/2019	1,692	1,695
Series 1998-2, Class A5, 6.240%, 12/01/2028	334,863	346,744
Series 1998-3, Class A5, 6.220%, 03/01/2030	392,611	414,755
Series 1998-4, Class A5, 6.180%, 04/01/2030	2,293,043	2,413,421
Series 1998-7, Class A1, 6.320%, 07/01/2030	19,357,945	20,377,517
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	50,225,000	49,774,045
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 03/23/2016, Cost $27,178,773) *	27,030,000	27,258,674
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 03/14/2016 through 10/31/2016, Cost $9,528,091) *	9,540,000	9,562,154
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/24/2016, Cost $28,344,462) *	28,325,000	28,322,122
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $19,993,088) *	20,000,000	19,726,160
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	10,500,000	10,487,818
Hyundai Auto Lease Securitization Trust,
Series 2016-C, Class A3, 1.490%, 02/18/2020 (Acquired 08/09/2016, Cost $14,773,378) *	14,775,000	14,734,748
Kubota Credit Owner Trust,
Series 2016-1A, Class A3, 1.500%, 07/15/2020 (Acquired 07/26/2016, Cost $12,172,018) *	12,175,000	12,088,337
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $8,019,627) *	8,021,100	8,012,214
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (Acquired 05/03/2016, Cost $10,624,553) ∞ *	10,625,000	10,542,152
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	27,027	27,365
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 11/16/2015 through 01/29/2016, Cost $12,581,991) *	12,621,545	12,641,899
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.370%, 03/15/2023	12,841,000	12,971,490
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,863,702
Verizon Owner Trust,
Series 2016-2A, Class A, 1.680%, 05/20/2021 (Acquired 11/16/2016, Cost $50,644,748) *	50,650,000	50,481,092
		412,681,966	3.5%
Total Long-Term Investments (Cost $11,548,745,991)		11,509,168,560	98.5%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.60% «	251,285,664	251,285,664
Total Short-Term Investment (Cost $251,285,664)		251,285,664	2.2%
Total Investments (Cost $11,800,031,655)		11,760,454,224	100.7%
Liabilities in Excess of Other Assets		(84,204,666)	(0.7)%
TOTAL NET ASSETS		$11,676,249,558	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $1,864,095,243, which represents 15.96% of total net assets.

^	Non-Income Producing
«	7-Day Yield
§	Security in Default
f	Foreign Security
<<<<	Effective yield as of March 31, 2017

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$2,011,207,616	$-	$2,011,207,616
Other Government Related Securities	-	124,121,259	-	124,121,259
Corporate Bonds	-	4,998,514,065	-	4,998,514,065
Taxable Municipal Bonds	-	181,317,230	-	181,317,230
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,420,558,908	-	2,420,558,908
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	650,849,716	-	650,849,716
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	178,222,588	-	178,222,588
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	531,695,212	-	531,695,212
Other Asset Backed Securities	-	412,681,966	-	412,681,966
Total Long-Term Investments	-	11,509,168,560	-	11,509,168,560

Short-Term Investment
Money Market Mutual Fund	251,285,664	-	-	-
Total Short-Term Investment	251,285,664	-	-	-

Total Investments	$251,285,664	$11,509,168,560	$-	$11,760,454,224

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$153,475,000	$152,054,129
1.750%, 03/31/2022	273,175,000	270,635,292
2.500%, 05/15/2024	136,475,000	138,921,997
2.250%, 11/15/2025	140,025,000	138,816,164
3.500%, 02/15/2039	377,695,000	415,685,829
2.875%, 05/15/2043	574,100,000	558,962,705
2.500%, 02/15/2045	34,850,000	31,314,642
		1,706,390,758	12.6%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,194,898) * f	3,000,000	3,167,100
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	4,070,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,030,524) * f	5,000,000	5,304,715
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,356,509
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,075,000	20,857,063
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,636,718
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,017,564
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,141,500
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,216,186
Electricite de France SA,
4.750%, 10/13/2035 (Acquired 10/07/2015, Cost $9,790,200) * f	10,000,000	10,254,220
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	13,969,564
4.000%, 01/29/2021 f	2,400,000	2,510,033
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	629,173
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,949,742
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,100,594) * f	8,100,000	8,100,000
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,637,423
Petrobras Global Finance BV,
5.375%, 01/27/2021 f	3,200,000	3,284,800
Petroleos Mexicanos:
4.875%, 01/24/2022 f	6,500,000	6,686,550
4.250%, 01/15/2025 f	15,000,000	14,445,000
4.500%, 01/23/2026 f	4,500,000	4,313,250
6.500%, 06/02/2041 f	4,000,000	3,984,000
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	5,057,756
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,584,058
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	19,910,025
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * f	20,000,000	19,506,107
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $7,968,880) * f	8,000,000	7,874,512
3.500%, 05/03/2026 (Acquired 04/25/2016, Cost $9,916,600) * f	10,000,000	9,871,740
State Bank of India/London,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,047,133

The Korea Development Bank:
2.250%, 05/18/2020 f	7,200,000	7,160,328
3.000%, 09/14/2022 f	4,400,000	4,440,453
		213,983,222	1.6%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,245,405
3.700%, 09/15/2024	4,025,000	4,115,438
7.430%, 10/01/2026	3,300,000	4,157,729
6.150%, 03/01/2037	9,000,000	10,642,527
5.400%, 10/01/2043	5,000,000	5,456,850
4.750%, 09/15/2044	1,950,000	1,969,416
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,035,442) * f	10,000,000	10,050,560
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,467,813
Abbott Laboratories:
3.400%, 11/30/2023	10,000,000	10,103,340
4.750%, 11/30/2036	18,725,000	19,304,651
AbbVie, Inc.:
2.000%, 11/06/2018	10,835,000	10,867,180
3.200%, 11/06/2022	3,000,000	3,033,753
3.600%, 05/14/2025	2,500,000	2,500,472
4.300%, 05/14/2036	3,825,000	3,706,953
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	766,492
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,529,650
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	6,276,295
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 f	10,000,000	10,099,610
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,285,614
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	7,765,128
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	4,380,000	4,913,243
6.450%, 09/15/2036	4,025,000	4,750,667
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,176,895) * f	5,600,000	6,285,440
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	20,350,000	20,712,454
3.650%, 02/01/2026	25,625,000	25,912,000
Anheuser-Busch InBev Worldwide, Inc.,
1.724%, 08/01/2018 ∞	15,000,000	15,098,220
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	11,782,757
ArcelorMittal SA,
7.000%, 02/25/2022 f	2,000,000	2,274,760
AT&T, Inc.:
3.600%, 02/17/2023	10,550,000	10,685,050
3.400%, 05/15/2025	20,000,000	19,318,520
4.125%, 02/17/2026	8,925,000	9,050,834
5.250%, 03/01/2037	7,125,000	7,263,610
5.650%, 02/15/2047	4,225,000	4,431,446
4.500%, 03/09/2048	15,264,000	13,573,359
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,056,720
Ball Corp.,
5.250%, 07/01/2025	25,000,000	26,468,750
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	14,826,072
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	7,024,787
3.250%, 06/15/2023	10,960,000	10,825,707
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	13,399,152
3.734%, 12/15/2024	9,250,000	9,521,700
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,065,593

Boardwalk Pipelines LP:
4.950%, 12/15/2024	13,875,000	14,611,846
5.950%, 06/01/2026	14,000,000	15,503,180
Boston Scientific Corp.,
2.650%, 10/01/2018	10,000,000	10,098,670
BP Capital Markets PLC:
1.783%, 09/26/2018 ∞ f	5,000,000	5,032,195
4.750%, 03/10/2019 f	1,500,000	1,580,931
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	17,825,321
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,938,992
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	13,690,000	15,521,133
3.250%, 08/15/2026	13,188,000	12,746,229
Bunge NA Finance LP,
5.900%, 04/01/2017	4,024,000	4,024,000
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,095,914
Celgene Corp.,
3.550%, 08/15/2022	5,730,000	5,902,547
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,000,000	2,014,000
CF Industries, Inc.:
6.875%, 05/01/2018	8,480,000	8,840,400
3.450%, 06/01/2023	24,624,000	23,269,680
5.375%, 03/15/2044	10,922,000	9,529,445
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022	33,748,000	35,588,312
6.384%, 10/23/2035	5,800,000	6,593,162
CK Hutchinson International Ltd.,
2.875%, 04/05/2022 (Acquired 03/30/2017, Cost $7,468,123) * f	7,475,000	7,479,015
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	10,132,444
4.500%, 06/01/2025	13,735,000	14,390,036
5.800%, 06/01/2045	2,223,000	2,595,608
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,706,810
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,074,487
4.400%, 08/15/2035	13,450,000	13,941,194
3.200%, 07/15/2036	15,000,000	13,312,095
4.650%, 07/15/2042	2,000,000	2,087,144
Computer Sciences Corp.,
4.450%, 09/15/2022	2,000,000	2,101,756
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	1,005,840
ConocoPhillips Co.,
6.000%, 01/15/2020	3,550,000	3,920,162
Constellation Brands, Inc.:
4.750%, 11/15/2024	100,000	107,712
4.750%, 12/01/2025	1,000,000	1,077,182
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	2,114	2,135
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014 through 10/06/2014, Cost $8,597,508) *	7,670,000	8,580,030
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,442,931) *	5,475,000	5,227,136
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,998) *	4,625,000	4,610,778
3.350%, 09/15/2026 (Acquired 09/08/2016, Cost $14,974,650) *	15,000,000	14,512,185
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $4,448,398) *	4,450,000	4,189,995
6.450%, 12/01/2036 (Acquired 01/27/2017, Cost $5,775,029) *	5,550,000	5,828,377
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,452,270
CSX Corp.,
6.220%, 04/30/2040	175,000	214,786
CVS Health Corp.,
3.875%, 07/20/2025	2,302,000	2,371,859
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,451,800
Daimler Finance North America LLC,
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,126,959

Danone SA:
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,502,754
2.589%, 11/02/2023 (Acquired 10/26/2016, Cost $10,000,000) * f	10,000,000	9,676,760
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 07/22/2016, Cost $11,522,225) *	10,505,000	11,791,862
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,248,543) *	2,245,000	2,283,165
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,332,640
8.750%, 06/15/2030 ∞ f	825,000	1,202,561
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	6,457,880
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 08/16/2016, Cost $14,013,074) *	13,685,000	14,023,184
5.450%, 06/15/2023 (Acquired 05/17/2016, Cost $7,996,560) *	8,000,000	8,632,104
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,512,500
Dollar General Corp.,
1.875%, 04/15/2018	2,100,000	2,101,964
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,165,825
Eaton Corp.:
2.750%, 11/02/2022 f	2,500,000	2,482,583
4.000%, 11/02/2032 f	3,660,000	3,709,362
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,431,905
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	14,888,025
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,408,433) *	3,190,000	3,410,212
Enbridge, Inc.,
5.500%, 12/01/2046 f	5,000,000	5,315,965
Encana Corp.,
6.500%, 05/15/2019 f	610,000	658,863
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,727,765
9.700%, 03/15/2019	1,189,000	1,352,037
4.150%, 10/01/2020	13,475,000	13,992,507
5.200%, 02/01/2022	1,000,000	1,071,490
3.600%, 02/01/2023	5,000,000	4,969,770
4.050%, 03/15/2025	6,204,000	6,134,397
4.200%, 04/15/2027	8,275,000	8,175,584
5.150%, 03/15/2045	5,000,000	4,732,680
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	23,886,631
Ensco PLC,
5.200%, 03/15/2025 f	6,000,000	5,205,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,043,380
3.350%, 03/15/2023	10,000,000	10,083,740
3.750%, 02/15/2025	7,000,000	7,039,928
EQT Midstream Partners LP,
4.125%, 12/01/2026	14,750,000	14,607,323
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 10/26/2016, Cost $5,446,256) *	5,385,000	5,385,582
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $9,986,200) *	10,000,000	9,831,070
Everett Spinco, Inc.,
4.250%, 04/15/2024 (Acquired 03/13/2017, Cost $9,952,200) *	10,000,000	10,168,270
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,785,683
3.500%, 06/15/2024	7,500,000	7,386,983
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,723,987
3.900%, 02/01/2035	7,000,000	6,728,064
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,000,000	5,195,850
4.500%, 10/15/2022	3,100,000	3,307,387
3.500%, 04/15/2023	5,850,000	5,935,714
3.875%, 06/05/2024	23,522,000	24,169,561
3.000%, 08/15/2026	9,300,000	8,762,376

Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,215,268
3.500%, 10/01/2022	11,500,000	11,793,009
3.850%, 06/01/2025	11,720,000	12,032,830
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,076,368
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	11,369,788
4.375%, 05/10/2043 f	4,000,000	3,865,304
Ford Motor Credit Co. LLC:
3.000%, 06/12/2017	3,000,000	3,008,490
6.625%, 08/15/2017	1,063,000	1,082,387
2.145%, 01/09/2018	5,375,000	5,388,658
2.551%, 10/05/2018	8,500,000	8,567,481
2.681%, 01/09/2020	5,000,000	5,035,595
3.200%, 01/15/2021	11,250,000	11,370,487
5.750%, 02/01/2021	13,000,000	14,319,149
3.336%, 03/18/2021	5,500,000	5,564,570
5.875%, 08/02/2021	8,975,000	9,998,303
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $4,102,110) *	4,000,000	4,141,468
5.000%, 12/15/2021 (Acquired 08/26/2014 through 05/11/2016, Cost $44,128,308) *	41,397,000	44,859,073
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,708,560
6.500%, 11/15/2020 (Acquired 05/29/2014 through 10/24/2014, Cost $6,484,853) *	6,337,000	6,479,583
6.625%, 05/01/2021 (Acquired 10/23/2014 through 10/24/2014, Cost $6,575,146) *	6,447,000	6,559,823
6.750%, 02/01/2022 (Acquired 06/18/2014 through 09/22/2014, Cost $2,732,253) *	2,649,000	2,715,225
3.550%, 03/01/2022	6,275,000	5,820,062
3.875%, 03/15/2023	8,000,000	7,356,960
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Acquired 09/16/2015 through 02/24/2016, Cost $25,127,472) *	25,000,000	25,862,500
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,894,920
5.550%, 05/04/2020	1,199,000	1,325,095
4.375%, 09/16/2020	838,000	900,696
5.300%, 02/11/2021	859,000	951,198
4.650%, 10/17/2021	2,420,000	2,656,354
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,074,184
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,513,982
2.350%, 10/04/2019	2,700,000	2,703,421
3.200%, 07/13/2020	10,000,000	10,172,200
3.700%, 11/24/2020	1,509,000	1,553,672
4.200%, 03/01/2021	20,908,000	21,824,502
3.200%, 07/06/2021	15,000,000	15,056,910
4.375%, 09/25/2021	4,450,000	4,679,486
3.450%, 01/14/2022	5,200,000	5,243,046
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010 through 06/09/2016, Cost $12,030,413) *	11,000,000	12,086,679
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,326,880
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,147,600
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,088,036) * f	7,000,000	7,276,710
6.000%, 11/15/2041 (Acquired 04/14/2016 through 10/12/2016, Cost $6,553,825) * f	7,400,000	8,046,760
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 09/16/2016, Cost $16,887,522) *	16,940,000	17,266,772
4.625%, 04/29/2024 (Acquired 10/08/2014 through 01/11/2017, Cost $21,253,545) *	22,620,000	23,491,775
4.000%, 03/27/2027 (Acquired 03/21/2017, Cost $6,931,120) *	7,000,000	6,910,708
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014 through 02/16/2017, Cost $25,519,318) * f	25,178,000	25,270,013
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,057,639
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/21/2015, Cost $9,996,200) *	10,000,000	10,523,000
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,760,138
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	11,281,500
6.500%, 02/15/2020	5,000,000	5,471,900
5.000%, 03/15/2024	8,366,000	8,773,843
5.375%, 02/01/2025	24,950,000	26,010,375

Hewlett Packard Enterprise Co.,
3.600%, 10/15/2020	7,275,000	7,481,457
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	19,232,028
HP, Inc.,
4.650%, 12/09/2021	32,425,000	34,740,145
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,629,507
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,215,487) * f	2,000,000	2,211,138
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * f	4,625,000	4,721,209
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	15,361,560
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $24,583,026) *	24,600,000	24,684,378
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $9,987,800) *	10,000,000	9,829,480
3.000%, 03/18/2021 (Acquired 12/02/2016, Cost $10,010,760) *	10,000,000	10,033,890
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,539,404) * f	12,470,000	12,564,298
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * f	9,000,000	8,940,735
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	4,896,328
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	8,200,000	8,321,942
4.650%, 11/01/2044 f	1,300,000	1,348,081
Ingredion, Inc.,
1.800%, 09/25/2017	13,020,000	13,026,093
Johnson Controls International PLC:
3.900%, 02/14/2026 f	10,000,000	10,381,150
5.250%, 12/01/2041 f	1,150,000	1,227,686
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,392,483
Keysight Technologies, Inc.,
3.300%, 10/30/2019	13,000,000	13,200,889
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	9,875,133
6.850%, 02/15/2020	4,645,000	5,169,341
6.500%, 02/01/2037	400,000	434,792
6.950%, 01/15/2038	1,225,000	1,421,341
7.500%, 11/15/2040	2,500,000	3,018,670
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,031,240
Kinder Morgan, Inc./DE:
3.050%, 12/01/2019	7,000,000	7,117,866
5.000%, 02/15/2021 (Acquired 05/26/2015 through 04/22/2016, Cost $10,402,692) *	10,008,000	10,688,314
8.050%, 10/15/2030	14,009,000	16,959,505
7.800%, 08/01/2031	10,000,000	12,519,120
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	5,568,750
Kraft Heinz Foods Co.:
3.500%, 07/15/2022	17,000,000	17,369,937
6.750%, 03/15/2032	10,000,000	12,192,560
5.000%, 07/15/2035	6,800,000	7,062,330
5.000%, 06/04/2042	5,000,000	5,090,065
Lafarge SA,
7.125%, 07/15/2036 f	1,425,000	1,784,942
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Acquired 09/15/2016, Cost $9,991,600) *	10,000,000	9,667,530
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,776,055
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,828,150
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,008,050
4.200%, 03/15/2045	8,770,000	7,956,942
4.250%, 09/15/2046	1,230,000	1,152,116
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,776,313

Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,506,240
3.625%, 09/15/2024	2,500,000	2,461,313
4.750%, 09/15/2044	3,985,000	3,603,998
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	496,640
6.250%, 05/01/2037	450,000	512,826
Masco Corp.,
7.125%, 03/15/2020	1,800,000	2,027,772
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,415,286
Medtronic, Inc.:
2.500%, 03/15/2020 f	5,000,000	5,072,065
4.375%, 03/15/2035 f	6,552,000	6,868,560
Microsoft Corp.:
4.200%, 11/03/2035	5,650,000	5,923,556
3.950%, 08/08/2056	17,000,000	15,887,622
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (Acquired 04/01/2015 through 09/28/2016, Cost $25,857,382) *	26,038,000	26,212,923
3.900%, 04/15/2025 (Acquired 06/20/2016, Cost $4,471,290) *	4,500,000	4,470,687
MPLX LP:
5.500%, 02/15/2023	1,900,000	1,958,900
4.875%, 12/01/2024	9,650,000	10,151,192
4.000%, 02/15/2025	8,000,000	7,928,008
4.875%, 06/01/2025	7,000,000	7,332,360
Murphy Oil Corp.:
4.000%, 06/01/2022	6,600,000	6,303,000
4.700%, 12/01/2022	6,000,000	5,835,000
Mylan NV:
3.000%, 12/15/2018 f	4,500,000	4,552,227
3.750%, 12/15/2020 f	5,875,000	6,026,540
3.150%, 06/15/2021 f	8,100,000	8,129,783
Mylan, Inc.:
3.125%, 01/15/2023 (Acquired 11/21/2016, Cost $11,242,797) *	11,800,000	11,447,203
4.200%, 11/29/2023	4,525,000	4,644,967
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	259,150
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	4,632,504
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	20,671,480
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,040,806
5.050%, 11/15/2044	3,000,000	3,067,752
Noble Holding International Ltd.,
5.750%, 03/16/2018 ∞ f	7,000,000	7,105,000
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/2020	15,935,000	16,572,400
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,325,873
6.750%, 02/01/2021	3,000,000	3,180,000
Oi Brasil Holdings Cooperatief UA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f §	3,000,000	960,000
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	9,508,749
5.000%, 09/15/2023	5,800,000	6,217,670
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	6,273,000
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	9,085,578
3.900%, 05/15/2035	7,425,000	7,332,262
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,302,690
3.400%, 08/15/2026	5,000,000	4,842,060
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,022,420
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,451,730

Pentair Finance SA:
2.900%, 09/15/2018 f	4,500,000	4,545,468
2.650%, 12/01/2019 f	5,000,000	5,017,455
3.625%, 09/15/2020 f	16,000,000	16,429,904
3.150%, 09/15/2022 f	6,950,000	6,901,447
PepsiCo, Inc.,
4.250%, 10/22/2044	2,850,000	2,935,380
Pernod Ricard SA,
4.250%, 07/15/2022 (Acquired 06/09/2016 through 11/02/2016, Cost $28,590,892) * f	26,400,000	27,888,300
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/17/2015, Cost $31,198,653) * f	31,200,000	31,495,901
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	9,305,582
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,539,307
4.650%, 11/15/2034	13,000,000	13,162,526
5.875%, 05/01/2042	5,000,000	5,722,470
4.875%, 11/15/2044	15,000,000	15,063,765
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,848,386
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	14,795,063
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,274,508
3.250%, 03/15/2023	8,375,000	8,409,647
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,288,274
Potash Corp of Saskatchewan, Inc.,
4.000%, 12/15/2026 f	10,000,000	10,237,640
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	206,250
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	5,000,000	5,130,600
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,120,886
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,509,053) *	3,500,000	3,819,162
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,065,311
3.550%, 06/01/2022	4,000,000	4,148,788
4.750%, 05/15/2023	13,459,000	14,802,276
2.900%, 07/01/2026	20,000,000	19,321,980
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	11,000,000	12,548,954
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,009,423) *	2,000,000	2,090,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,698,205) *	2,695,000	2,836,488
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,000,000	18,430,448
5.875%, 06/30/2026 (Acquired 02/28/2017 through 03/01/2017, Cost $11,138,703) *	10,000,000	11,025,870
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,330,242) * f §	5,475,000	3,586,125
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,873,256) * f §	5,125,000	3,331,250
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (Acquired 12/10/2015, Cost $10,975,140) *	11,000,000	11,247,775
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,005,485
Seagate HDD Cayman,
4.250%, 03/01/2022 (Acquired 01/31/2017, Cost $14,965,500) * f	15,000,000	14,856,000
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	32,600,000	31,632,530
Silgan Holdings, Inc.,
4.750%, 03/15/2025 (Acquired 02/08/2017, Cost $1,000,000) *	1,000,000	1,003,750
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $988,468) * f	960,000	1,224,624
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (Acquired 01/25/2017 through 03/20/2017, Cost $16,941,698) *	16,970,000	16,946,072
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 11/30/2015 through 01/14/2016, Cost $39,201,786) *	39,226,000	40,358,023
4.450%, 12/03/2025 (Acquired 05/04/2016 through 01/17/2017, Cost $25,230,695) *	24,151,000	25,186,402
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,057,236
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,000,000	14,606,760

Sprint Capital Corp.,
6.900%, 05/01/2019	675,000	720,563
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,971,982
6.100%, 02/15/2042	1,000,000	1,039,473
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.125%, 11/15/2019	7,000,000	7,113,750
TC PipeLines LP,
4.375%, 03/13/2025	25,830,000	26,165,635
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	7,024,262
Telecom Italia Capital SA:
7.175%, 06/18/2019 f	500,000	543,125
7.200%, 07/18/2036 f	3,050,000	3,233,732
Telecom Italia SpA/Milano,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 09/23/2015, Cost $21,650,974) * f	21,500,000	21,741,875
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	8,942,000	9,040,362
5.462%, 02/16/2021 f	2,402,000	2,636,738
4.570%, 04/27/2023 f	1,000,000	1,066,141
4.103%, 03/08/2027 f	5,000,000	5,035,285
7.045%, 06/20/2036 f	4,925,000	6,090,467
5.213%, 03/08/2047 f	5,000,000	5,061,320
TELUS Corp.,
2.800%, 02/16/2027 f	13,100,000	12,292,280
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	982,500
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, 07/21/2023 f	14,275,000	13,558,523
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,606,750
The Dow Chemical Co.:
8.550%, 05/15/2019	32,150,000	36,445,529
4.125%, 11/15/2021	835,000	885,961
The Mosaic Co.,
5.450%, 11/15/2033	5,397,000	5,661,496
The Timken Co.,
3.875%, 09/01/2024	18,500,000	18,190,736
The Williams Companies, Inc.:
7.875%, 09/01/2021	3,335,000	3,843,588
3.700%, 01/15/2023	3,000,000	2,947,500
Class A, 7.500%, 01/15/2031	120,000	139,800
7.750%, 06/15/2031	3,500,000	4,112,500
5.750%, 06/24/2044	2,500,000	2,512,500
Thermo Fisher Scientific, Inc.:
3.300%, 02/15/2022	7,000,000	7,137,501
2.950%, 09/19/2026	15,525,000	14,781,647
Time Warner Cable LLC:
6.750%, 07/01/2018	11,000,000	11,631,752
8.750%, 02/14/2019	1,132,000	1,265,366
8.250%, 04/01/2019	35,000	39,020
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,369,704
Time Warner, Inc.:
3.800%, 02/15/2027	3,500,000	3,461,833
7.625%, 04/15/2031	13,375,000	17,946,949
7.700%, 05/01/2032	19,233,000	26,263,354
4.850%, 07/15/2045	12,000,000	11,670,852
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,457,866
Transocean, Inc.:
6.500%, 11/15/2020 f	9,500,000	9,595,000
8.125%, 12/15/2021 ∞ f	5,500,000	5,747,500
5.550%, 10/15/2022 f	5,000,000	4,703,125
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 02/04/2016, Cost $37,199,867) * f	37,405,000	37,310,008
TTX Co.:
4.650%, 06/15/2044 (Acquired 11/07/2016, Cost $8,229,126) *	7,710,000	7,919,118
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	23,084,903

Tyco Electronics Group SA,
7.125%, 10/01/2037 f	500,000	654,864
Union Pacific Corp.,
3.375%, 02/01/2035	6,000,000	5,786,010
US Airways Pass Through Trust,
Class 981B, 7.350%, 01/30/2018	177,936	182,162
Vale Overseas Ltd.:
5.875%, 06/10/2021 f	18,000,000	19,289,160
4.375%, 01/11/2022 f	2,700,000	2,744,820
6.250%, 08/10/2026 f	19,000,000	20,638,750
8.250%, 01/17/2034 f	425,000	505,219
6.875%, 11/10/2039 f	13,425,000	14,356,695
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,074,851) * f	5,000,000	3,881,250
Valero Energy Corp.:
9.375%, 03/15/2019	19,606,000	22,292,257
3.400%, 09/15/2026	17,500,000	16,717,663
6.625%, 06/15/2037	5,000,000	5,918,115
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	10,164,020
Verizon Communications, Inc.:
4.272%, 01/15/2036	19,649,000	18,195,111
5.250%, 03/16/2037	11,225,000	11,605,191
4.812%, 03/15/2039 (Acquired 09/30/2013 through 11/18/2015, Cost $37,296,182) *	37,955,000	36,967,335
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,073,060
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,497,083) * f	7,000,000	7,637,000
Vodafone Group PLC:
1.250%, 09/26/2017 f	15,000,000	14,987,085
6.150%, 02/27/2037 f	3,000,000	3,448,764
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,577,435
7.500%, 06/15/2021	16,763,000	19,623,589
4.500%, 04/01/2025	3,000,000	3,155,028
7.150%, 11/30/2037	500,000	634,839
Wabtec Corp/DE,
3.450%, 11/15/2026 (Acquired 10/31/2016 through 11/07/2016, Cost $26,946,345) *	26,925,000	26,183,001
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,617,902
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,268,867
3.100%, 06/01/2023	10,000,000	9,986,180
3.800%, 11/18/2024	10,000,000	10,184,510
3.450%, 06/01/2026	7,000,000	6,844,313
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	4,965,755
Weatherford International Ltd.,
4.500%, 04/15/2022 f	5,020,000	4,806,650
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	19,343,880
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	7,429,899
9.750%, 06/15/2020	1,060,000	1,265,462
8.200%, 01/15/2030	3,012,000	4,076,968
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,299,538
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,151,876
6.300%, 04/15/2040	1,590,000	1,781,919
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	14,770,485
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,070,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,931,200
Yara International ASA:
7.875%, 06/11/2019 (Acquired 12/03/2012 through 05/23/2013, Cost $6,503,120) * f	5,880,000	6,544,393
3.800%, 06/06/2026 (Acquired 06/01/2016 through 02/08/2017, Cost $20,656,724) * f	20,250,000	19,940,337

Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,173,092
3.250%, 02/01/2023	24,276,000	24,515,556
4.500%, 11/13/2025	16,000,000	17,234,368
		3,583,462,084	26.4%
Utilities
Appalachian Power Co.,
Class P, 6.700%, 08/15/2037	1,275,000	1,633,024
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,295,814
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,178,101
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,094,699
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,086,529
Dominion Resources, Inc./VA:
2.500%, 12/01/2019	5,225,000	5,284,341
Class B, 5.950%, 06/15/2035	1,880,000	2,198,658
Edison International,
2.950%, 03/15/2023	5,000,000	4,993,850
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,620,371) * f	1,564,000	1,642,200
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,027,040) * f	8,816,000	9,054,032
Enel Finance International NV,
6.000%, 10/07/2039 (Acquired 10/04/2016, Cost $761,083) * f	631,000	719,165
Exelon Corp.:
3.950%, 06/15/2025	6,050,000	6,220,773
3.400%, 04/15/2026	9,600,000	9,441,850
5.100%, 06/15/2045	5,875,000	6,352,050
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,444,817
5.600%, 06/15/2042	6,100,000	5,817,802
FORTIS, Inc.,
3.055%, 10/04/2026 (Acquired 09/29/2016, Cost $14,150,000) * f	14,150,000	13,236,419
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,027,500
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,494,086
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,803,421) * f	2,800,000	2,997,693
National Rural Utilities Cooperative Finance Corp.,
2.300%, 11/15/2019	5,000,000	5,047,060
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,600,000	2,619,500
PSEG Power LLC,
3.000%, 06/15/2021	26,550,000	26,759,480
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	6,982,339
RGS I&M Funding Corp.,
Class F, 9.820%, 06/07/2022	145,317	156,818
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	7,073,306
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,329,484
The Southern Co.,
2.950%, 07/01/2023	17,400,000	16,937,177
		167,118,567	1.2%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,781,138) * f	6,750,000	6,801,016
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $12,771,840) * f	12,800,000	12,800,691
4.750%, 07/28/2025 (Acquired 07/21/2015 through 11/21/2016, Cost $18,604,017) * f	18,500,000	19,019,924
4.800%, 04/18/2026 (Acquired 04/11/2016 through 11/30/2016, Cost $19,733,167) * f	19,600,000	20,277,592
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	8,822,779
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,117,361) *	2,000,000	2,585,760
Ally Financial, Inc.:
3.600%, 05/21/2018	7,000,000	7,087,500
3.250%, 11/05/2018	8,000,000	8,055,040

8.000%, 12/31/2018	1,206,000	1,302,480
3.750%, 11/18/2019	18,200,000	18,336,500
4.125%, 03/30/2020	10,000,000	10,200,000
5.125%, 09/30/2024	3,000,000	3,086,250
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,961,475
4.875%, 06/01/2022	25,351,000	27,440,151
3.750%, 07/10/2025	11,400,000	11,336,422
3.875%, 01/15/2035	5,000,000	4,568,790
6.820%, 11/15/2037	4,173,000	5,264,298
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	997,929
ANZ New Zealand (Int'l) Ltd./London:
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,151,291
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $9,989,300) * f	10,000,000	10,021,140
2.125%, 07/28/2021 (Acquired 07/21/2016, Cost $16,485,150) * f	16,500,000	16,054,863
Aon PLC,
3.875%, 12/15/2025 f	14,490,000	14,739,996
Australia & New Zealand Banking Group Ltd./New York NY,
1.600%, 07/15/2019 f	5,000,000	4,958,020
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * f	9,000,000	9,350,109
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,315,291
7.625%, 06/01/2019	7,735,000	8,622,901
2.625%, 10/19/2020	4,500,000	4,524,111
2.625%, 04/19/2021	17,500,000	17,457,020
3.300%, 01/11/2023	22,450,000	22,589,325
3.248%, 10/21/2027	6,000,000	5,711,028
7.750%, 05/14/2038	725,000	997,437
Bank of Montreal,
1.900%, 08/27/2021 f	26,450,000	25,763,940
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,310,000	2,243,588
Barclays PLC:
2.750%, 11/08/2019 f	7,000,000	7,050,792
2.875%, 06/08/2020 f	6,000,000	6,034,326
3.250%, 01/12/2021 f	25,000,000	25,176,000
3.200%, 08/10/2021 f	10,000,000	10,005,890
3.684%, 01/10/2023 f	5,000,000	5,023,695
3.650%, 03/16/2025 f	8,000,000	7,788,712
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,153,120
2.625%, 06/29/2020	13,000,000	13,132,600
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,676,435
BNP Paribas SA:
5.000%, 01/15/2021 f	5,000,000	5,412,635
3.250%, 03/03/2023 f	4,000,000	4,029,248
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,750,112) * f	13,775,000	13,834,178
2.400%, 02/21/2020 (Acquired 02/13/2017, Cost $7,997,200) * f	8,000,000	8,029,832
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $18,736,875) * f	18,750,000	18,804,356
BPCE SA:
2.500%, 12/10/2018 f	5,500,000	5,537,180
2.250%, 01/27/2020 f	4,000,000	3,972,548
5.700%, 10/22/2023 (Acquired 10/21/2014 through 11/21/2016, Cost $32,869,762) * f	31,200,000	33,088,848
5.150%, 07/21/2024 (Acquired 05/10/2016 through 12/14/2016, Cost $27,116,413) * f	26,500,000	27,216,957
Caisse Centrale Desjardins,
1.704%, 01/29/2018 (Acquired 01/26/2015 through 03/08/2016, Cost $29,174,483) ∞ * f	29,175,000	29,261,329
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	8,475,000	8,399,649
Capital One Bank (USA) NA,
3.375%, 02/15/2023	32,638,000	32,571,875
Capital One Financial Corp.:
2.450%, 04/24/2019	3,975,000	3,997,884
3.050%, 03/09/2022	14,725,000	14,716,150
Capital One NA/Mclean VA:
1.650%, 02/05/2018	8,400,000	8,398,589
1.850%, 09/13/2019	5,000,000	4,953,660

CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,008,750
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	525,625
5.000%, 08/01/2023	5,000,000	5,212,500
Citigroup, Inc.:
1.700%, 04/27/2018	12,650,000	12,655,363
2.050%, 12/07/2018	12,550,000	12,572,904
2.400%, 02/18/2020	8,000,000	8,027,976
2.350%, 08/02/2021	8,125,000	7,998,981
2.485%, 09/01/2023 ∞	8,000,000	8,226,400
3.700%, 01/12/2026	4,700,000	4,704,362
3.887%, 01/10/2028 ∞	30,000,000	30,133,710
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	36,000,000	36,272,736
2.550%, 05/13/2021	6,175,000	6,139,951
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,325,286
5.875%, 08/15/2020	6,839,000	7,586,441
5.750%, 08/15/2021	9,177,000	10,212,615
7.250%, 11/15/2023	7,400,000	8,953,845
4.500%, 03/01/2026	20,750,000	21,930,322
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,162,500
5.250%, 05/30/2025	18,640,000	19,117,743
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,656,947
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,095,472) * f	5,900,000	6,318,741
Compass Bank:
2.750%, 09/29/2019	38,994,000	39,231,941
3.875%, 04/10/2025	21,575,000	21,178,840
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 f	4,150,000	4,368,626
3.750%, 07/21/2026 f	23,000,000	22,431,693
Cooperatieve Rabobank UA/NY:
1.700%, 03/19/2018 f	5,250,000	5,256,358
2.750%, 01/10/2022 f	15,250,000	15,343,116
Credit Agricole SA/London,
3.375%, 01/10/2022 (Acquired 01/03/2017, Cost $23,212,226) * f	23,225,000	23,225,906
Credit Mutuel - CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	4,998,030
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 f	5,800,000	5,792,332
5.300%, 08/13/2019 f	6,966,000	7,469,607
Credit Suisse Group AG,
4.282%, 01/09/2028 (Acquired 01/04/2017, Cost $10,000,000) * f	10,000,000	9,956,510
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 f	21,100,000	21,387,129
3.750%, 03/26/2025 f	15,000,000	14,756,745
4.550%, 04/17/2026 f	5,000,000	5,167,770
Deutsche Bank AG:
2.950%, 08/20/2020 f	8,625,000	8,646,269
3.125%, 01/13/2021 f	4,500,000	4,509,400
3.375%, 05/12/2021 f	5,450,000	5,483,071
4.250%, 10/14/2021 (Acquired 10/07/2016 through 03/06/2017, Cost $26,312,682) * f	26,200,000	26,851,673
Deutsche Bank AG/London:
1.714%, 02/13/2018 ∞ f	9,000,000	9,002,259
1.875%, 02/13/2018 f	8,494,000	8,484,759
Discover Bank/Greenwood DE:
8.700%, 11/18/2019	3,237,000	3,676,772
3.100%, 06/04/2020	12,000,000	12,241,392
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	25,038,225
Fifth Third Bancorp:
2.150%, 08/20/2018	7,200,000	7,242,142
2.875%, 07/27/2020	9,250,000	9,397,167
First Horizon National Corp.,
3.500%, 12/15/2020	13,861,000	14,242,372
First Republic Bank/CA,
4.625%, 02/13/2047	1,850,000	1,848,054

First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	12,140,436
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,390,080) *	4,235,000	4,569,734
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,257,243) *	1,820,000	2,347,338
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	24,096,000	24,200,239
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	947,500
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	149,870
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,839,689) *	7,800,000	7,925,401
HSBC Bank USA NA/New York NY,
6.000%, 08/09/2017	2,720,000	2,760,008
HSBC Finance Corp.,
6.676%, 01/15/2021	38,430,000	43,441,579
HSBC Holdings PLC:
3.400%, 03/08/2021 f	9,100,000	9,306,770
2.650%, 01/05/2022 f	4,000,000	3,949,056
3.600%, 05/25/2023 f	6,000,000	6,096,858
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,757,098
Humana, Inc.,
7.200%, 06/15/2018	800,000	849,938
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	17,100,000	17,395,710
2.300%, 01/14/2022	15,225,000	14,838,026
ING Bank NV:
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $4,122,484) * f	4,125,000	4,130,923
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,307,973
2.750%, 03/22/2021 (Acquired 03/15/2016, Cost $9,166,100) * f	9,175,000	9,218,884
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,731,222
5.800%, 09/25/2023 (Acquired 01/14/2014 through 02/08/2017, Cost $34,654,406) * f	31,680,000	35,246,915
ING Groep NV,
3.150%, 03/29/2022 f	4,000,000	4,009,324
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,535,101
Jackson National Life Global Funding,
3.250%, 01/30/2024 (Acquired 01/24/2017, Cost $9,992,500) *	10,000,000	10,055,030
Jefferies Group LLC:
4.850%, 01/15/2027	7,500,000	7,655,888
6.450%, 06/08/2027	1,000,000	1,131,201
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $20,341,124) *	17,115,000	20,387,987
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,500,000	3,512,051
4.250%, 10/15/2020	8,100,000	8,589,969
2.295%, 08/15/2021	22,000,000	21,771,552
4.350%, 08/15/2021	2,400,000	2,568,509
4.500%, 01/24/2022	4,400,000	4,741,862
3.200%, 01/25/2023	5,350,000	5,404,484
2.273%, 10/24/2023 ∞	10,000,000	10,229,300
3.125%, 01/23/2025	21,850,000	21,469,155
KEB Hana Bank,
1.750%, 10/18/2019 (Acquired 10/12/2016, Cost $16,696,065) * f	16,750,000	16,484,730
Kemper Corp.,
6.000%, 05/15/2017	1,000,000	1,003,427
KeyBank NA/Cleveland OH:
4.625%, 06/15/2018	2,670,000	2,750,135
2.250%, 03/16/2020	9,425,000	9,438,468
3.400%, 05/20/2026	21,575,000	20,981,407
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,477,797
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	4,998,921
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,005,777) * f	10,000,000	10,056,840
2.500%, 05/16/2018 (Acquired 09/24/2014 through 07/29/2015, Cost $27,277,642) * f	27,204,000	27,271,602
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $4,996,900) * f	5,000,000	5,021,320

Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $699,598) *	700,000	843,247
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,629) ∞ *	900,000	1,377,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,187) *	375,000	483,504
Lincoln National Corp.:
8.750%, 07/01/2019	3,490,000	3,983,772
6.050%, 04/20/2067 ∞	930,000	788,175
Lloyds Bank PLC:
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,377,097) * f	6,350,000	6,936,905
2.400%, 03/17/2020 f	6,700,000	6,720,033
Lloyds Banking Group PLC,
3.750%, 01/11/2027 f	7,800,000	7,667,954
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,600,106
1.662%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) ∞ * f	8,000,000	8,023,736
2.400%, 01/21/2020 (Acquired 01/14/2015 through 02/28/2017, Cost $17,728,669) * f	17,750,000	17,740,362
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,010,673) * f	1,000,000	1,011,045
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,735,005) * f	2,467,000	2,748,628
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,157,466
2.100%, 02/06/2020	8,000,000	7,987,600
2.198%, 12/28/2020 ∞	9,483,000	9,427,904
Manulife Financial Corp.:
4.900%, 09/17/2020 f	2,784,000	2,985,397
4.150%, 03/04/2026 f	16,375,000	17,243,874
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,081,981
3.300%, 03/14/2023	6,875,000	7,002,827
3.750%, 03/14/2026	9,225,000	9,489,684
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $3,938,089) *	3,184,000	3,803,992
8.875%, 06/01/2039 (Acquired 07/21/2015 through 01/05/2017, Cost $17,941,109) *	11,767,000	19,105,889
4.900%, 04/01/2077 (Acquired 03/20/2017, Cost $7,927,920) *	8,000,000	8,035,768
MBIA Insurance Corp.,
12.283%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) ∞ * §	700,000	329,000
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,039,899) ∞ *	900,000	1,107,000
MetLife, Inc.:
7.717%, 02/15/2019	1,157,000	1,277,497
4.875%, 11/13/2043	3,375,000	3,679,705
4.050%, 03/01/2045	9,025,000	8,751,642
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,574,860) *	1,500,000	1,584,267
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 f	10,000,000	10,090,120
2.190%, 09/13/2021 f	20,000,000	19,574,480
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (Acquired 07/12/2016, Cost $10,158,521) * f	10,000,000	10,037,250
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,848,685
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,036,355
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	19,978,640
Morgan Stanley:
6.625%, 04/01/2018	1,275,000	1,334,520
7.300%, 05/13/2019	4,675,000	5,167,815
2.375%, 07/23/2019	2,000,000	2,012,340
5.625%, 09/23/2019	10,100,000	10,905,899
2.650%, 01/27/2020	7,000,000	7,066,780
3.750%, 02/25/2023	1,000,000	1,032,704
2.443%, 10/24/2023 ∞	10,000,000	10,212,210
3.700%, 10/23/2024	5,000,000	5,071,860
4.000%, 07/23/2025	2,500,000	2,577,873
3.875%, 01/27/2026	7,000,000	7,093,100
3.125%, 07/27/2026	13,175,000	12,575,208
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,993,826
3.500%, 06/18/2022	1,150,000	1,177,536

National Australia Bank Ltd./New York:
1.875%, 07/23/2018 f	6,000,000	6,021,702
2.500%, 07/12/2026 f	5,000,000	4,679,570
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,805,773
3.900%, 07/21/2025 (Acquired 07/14/2015, Cost $8,069,463) * f	8,100,000	8,405,241
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,120,528) *	14,788,000	16,097,625
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $91,383) *	100,000	136,293
9.375%, 08/15/2039 (Acquired 10/06/2015 through 08/26/2016, Cost $25,766,491) *	16,803,000	26,926,640
Navient Corp.,
5.625%, 08/01/2033	50,000	38,875
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $3,987,628) *	3,200,000	3,945,984
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 04/06/2016 through 01/05/2017, Cost $33,847,613) *	25,105,000	33,938,872
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) ∞ * f	2,000,000	2,115,000
Nomura Holdings, Inc.:
2.750%, 03/19/2019 f	11,268,000	11,386,359
6.700%, 03/04/2020 f	2,525,000	2,807,636
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	16,065,280
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,018,126
3.125%, 05/15/2023	3,550,000	3,555,421
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	7,988,160
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	6,023,380
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $10,715,562) *	10,725,000	10,802,778
Prudential Financial, Inc.,
6.000%, 12/01/2017	384,000	394,883
Raymond James Financial, Inc.:
8.600%, 08/15/2019	14,527,000	16,608,646
4.950%, 07/15/2046	15,000,000	14,935,365
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	15,864,000	16,796,645
Regions Financial Corp.,
3.200%, 02/08/2021	30,600,000	31,117,874
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	13,992,328
2.375%, 05/04/2020 (Acquired 04/27/2015 through 11/08/2016, Cost $23,758,227) *	23,750,000	23,564,821
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $10,941,403) *	10,954,000	11,045,105
Royal Bank of Canada:
1.282%, 10/13/2017 ∞ f	7,000,000	7,005,187
4.650%, 01/27/2026 f	21,930,000	23,202,510
Santander Bank NA,
8.750%, 05/30/2018	7,034,000	7,542,804
Santander Issuances SAU,
5.179%, 11/19/2025 f	11,150,000	11,568,872
Santander UK Group Holdings PLC,
2.875%, 08/05/2021 f	9,375,000	9,252,994
Santander UK PLC:
5.000%, 11/07/2023 (Acquired 10/31/2013 through 03/30/2017, Cost $29,598,629) * f	28,200,000	29,383,272
4.000%, 03/13/2024 f	7,700,000	8,061,130
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,990,232
Societe Generale SA:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $10,013,330) * f	10,100,000	11,005,071
3.250%, 01/12/2022 (Acquired 01/05/2017, Cost $19,949,600) * f	20,000,000	19,735,320
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,114,585
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $6,201,657) * f	6,300,000	6,175,027
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $10,759,176) * f	10,800,000	10,865,934
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,943,535
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,027,200

Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,970,720
2.100%, 08/19/2019 (Acquired 08/16/2016 through 11/17/2016, Cost $18,606,871) * f	18,685,000	18,531,465
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $13,971,720) * f	14,000,000	14,036,442
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,100,809) * f	14,000,000	14,435,820
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,097,570
4.250%, 07/18/2024	13,115,000	13,278,256
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 f	4,000,000	4,007,388
2.250%, 07/11/2019 f	12,050,000	12,071,112
2.450%, 01/16/2020 f	12,200,000	12,248,861
3.000%, 01/18/2023 f	2,500,000	2,497,175
SunTrust Bank/Atlanta GA:
7.250%, 03/15/2018	5,682,000	5,967,043
3.300%, 05/15/2026	28,734,000	27,899,852
SunTrust Banks, Inc.,
2.900%, 03/03/2021	15,000,000	15,179,850
Swedbank AB,
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $7,016,851) * f	7,025,000	7,053,219
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	17,155,478
4.250%, 08/15/2024	33,225,000	34,030,839
4.500%, 07/23/2025	4,600,000	4,720,704
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,090,035
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,325,000	15,356,049
4.500%, 12/16/2025 f	8,048,000	8,408,011
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,828,397
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,351,527
The Chubb Corp.,
6.375%, 04/15/2037 ∞	1,320,000	1,277,100
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,098,016
6.150%, 04/01/2018	6,500,000	6,771,570
7.500%, 02/15/2019	1,825,000	2,002,864
2.550%, 10/23/2019	4,000,000	4,036,344
2.300%, 12/13/2019	12,450,000	12,457,595
5.250%, 07/27/2021	1,000,000	1,096,916
2.350%, 11/15/2021	10,000,000	9,793,830
5.750%, 01/24/2022	15,100,000	16,985,688
2.654%, 11/29/2023 ∞	10,000,000	10,358,890
3.500%, 01/23/2025	9,250,000	9,214,388
6.750%, 10/01/2037	300,000	370,181
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 08/27/2015, Cost $8,402,669) *	6,507,000	8,932,569
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	3,054,354
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	6,097,000	6,731,551
8.125%, 06/15/2038 ∞	1,365,000	1,453,725
The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,032,890
2.200%, 11/06/2018	5,000,000	5,021,200
2.875%, 08/20/2020	12,000,000	12,181,380
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,311,581
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	15,776,000	16,170,716
UBS Group Funding Jersey Ltd.:
2.597%, 09/24/2020 (Acquired 09/21/2015, Cost $26,350,000) ∞ * f	26,350,000	26,859,846
2.650%, 02/01/2022 (Acquired 10/14/2016 through 11/07/2016, Cost $9,967,450) * f	10,000,000	9,803,690
UBS Group Funding Switzerland AG,
3.491%, 05/23/2023 (Acquired 03/16/2017 through 03/29/2017, Cost $18,523,990) * f	18,500,000	18,619,399
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,273,575
Voya Financial, Inc.:
5.500%, 07/15/2022	22,944,000	25,286,536
3.650%, 06/15/2026	7,102,000	6,996,720

Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,014,798
2.500%, 03/04/2021	15,950,000	15,904,335
3.069%, 01/24/2023	12,000,000	12,072,984
2.269%, 10/31/2023 ∞	10,000,000	10,183,430
3.000%, 02/19/2025	5,000,000	4,875,180
3.000%, 04/22/2026	4,000,000	3,838,884
Westpac Banking Corp.:
1.600%, 08/19/2019 f	15,000,000	14,839,890
4.875%, 11/19/2019 f	636,000	679,808
2.100%, 05/13/2021 f	13,300,000	13,061,305
4.322%, 11/23/2031 ∞ f	10,000,000	10,105,080
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	17,732,140
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	20,329,000	22,337,322
		3,078,445,838	22.7%
Total Corporate Bonds		6,829,026,489	50.3%

Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	662,362
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	19,155,000	18,888,171
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,748,729
7.155%, 03/01/2027	1,700,000	1,965,625
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,604,820
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,251,635
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,645,395
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,500,000	7,836,675
City of Weyauwega WI Sewerage System Revenue,
3.150%, 05/01/2017 (Callable 05/01/2017)	5,700,000	5,699,145
City of Williston ND,
3.100%, 07/15/2025 (Callable 04/21/2017)	7,115,000	7,115,640
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,438,938
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,305,694
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,041,750
Hillsborough City School District:
2.920%, 09/01/2036 (Callable 09/01/2021)	10,000,000	4,245,500
2.715%, 09/01/2042 (Callable 09/01/2021)	10,000,000	2,998,600
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2017)	2,205,000	2,205,022
Kankakee County School District No. 111,
1.800%, 06/01/2027 (Callable 06/04/2017)	7,890,000	7,953,278
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,610,000	1,605,927
3.750%, 07/01/2034 (Callable 07/01/2023)	4,850,000	4,947,000
New Jersey Economic Development Authority:
1.802%, 06/15/2017	2,370,000	2,372,702
1.802%, 06/15/2017	12,630,000	12,640,230
3.375%, 06/15/2017	13,000,000	13,054,340
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	4,725,000	4,719,519
2.812%, 07/01/2035 (Callable 01/01/2024)	6,340,000	6,303,355
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,503,970
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	2,960,117
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,490,000	3,483,788
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,228,745

State of Illinois:
5.163%, 02/01/2018	3,000,000	3,056,490
6.200%, 07/01/2021	17,500,000	18,551,750
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,130,967
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,400,274
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,126,940
West Allis West Milwaukee School District,
4.000%, 04/01/2020 (Callable 04/01/2018)	16,520,000	16,635,970
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,245,819
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,186,494
		177,761,376	1.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	1,924	2,030
Series 1990-15, Class J, 7.000%, 02/25/2020	2,955	3,047
Series 1991-21, Class J, 7.000%, 03/25/2021	1,499	1,591
Series 1991-43, Class J, 7.000%, 05/25/2021	25,970	27,737
Series 1991-65, Class Z, 6.500%, 06/25/2021	17,540	18,638
Series 1992-129, Class L, 6.000%, 07/25/2022	51,145	54,427
Series 1993-32, Class H, 6.000%, 03/25/2023	14,152	15,238
Series 1993-58, Class H, 5.500%, 04/25/2023	62,626	66,606
Series 2004-90, Class LH, 5.000%, 04/25/2034	917,466	940,590
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	26,256	27,371
5.000%, 05/01/2021	47,888	49,904
6.000%, 06/01/2021	10,474	11,101
3.000%, 05/01/2027	7,405,817	7,602,602
6.500%, 12/01/2028	21,226	24,147
6.500%, 06/01/2029	9,077	10,159
3.000%, 10/01/2030	48,357,434	49,644,894
3.500%, 05/01/2032	35,027,723	36,510,861
5.000%, 03/01/2036	5,173,509	5,647,193
5.500%, 04/01/2037	167,233	185,313
5.500%, 04/01/2038	89,032	98,701
5.500%, 05/01/2038	174,369	193,195
5.500%, 01/01/2039	26,277,626	29,584,629
4.500%, 11/01/2039	3,274,186	3,518,858
4.500%, 11/01/2039	982,786	1,055,855
4.500%, 08/01/2040	3,173,471	3,417,715
4.500%, 08/01/2040	4,746,598	5,104,977
4.000%, 01/01/2041	21,122,933	22,247,615
3.500%, 06/01/2042	8,379,537	8,607,946
3.500%, 07/01/2042	30,383,497	31,211,706
3.000%, 08/01/2042	26,222,308	26,145,206
3.500%, 09/01/2042	19,256,914	19,793,770
3.000%, 11/01/2042	65,034,212	64,842,994
3.000%, 01/01/2043	49,486,422	49,340,905
3.000%, 02/01/2043	8,621,554	8,596,203
3.500%, 02/01/2043	19,078,753	19,598,666
3.000%, 03/01/2043	20,078,691	20,019,740
3.000%, 04/01/2043	16,407,566	16,359,319
3.000%, 04/01/2043	16,207,844	16,160,195
3.000%, 06/01/2043	14,419,947	14,365,623
3.000%, 08/01/2043	32,564,121	32,401,062
3.500%, 08/01/2044	34,892,085	35,760,750
4.000%, 09/01/2044	20,454,818	21,471,945
4.000%, 10/01/2044	29,367,141	30,984,056
4.000%, 02/01/2045	22,380,115	23,492,980
3.500%, 06/01/2045	35,840,345	36,847,986
3.000%, 10/01/2045	44,614,860	44,483,653
3.500%, 01/01/2046	68,231,795	70,024,153
3.500%, 08/01/2046	53,627,930	55,094,284

Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	1,726	1,849
Series 136, Class E, 6.000%, 04/15/2021	2,683	2,796
Series 2804, Class VC, 5.000%, 07/15/2021	99,825	100,764
Series 1122, Class G, 7.000%, 08/15/2021	4,813	5,179
Series 1186, Class I, 7.000%, 12/15/2021	8,575	9,363
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	131,161	135,208
3.000%, 04/01/2027	13,750,659	14,148,544
3.500%, 07/01/2027	51,783,313	54,212,747
2.500%, 12/01/2027	20,719,722	20,960,499
5.000%, 05/01/2028	54,875	59,899
3.500%, 07/01/2028	37,980,846	39,568,257
6.500%, 09/01/2028	14,806	16,676
6.500%, 02/01/2029	33,018	36,711
4.500%, 07/01/2030	6,260,166	6,728,671
3.000%, 08/01/2030	38,147,685	39,157,242
4.000%, 11/01/2031	26,730,800	28,286,739
5.500%, 01/01/2032	13,751	15,395
5.000%, 09/01/2033	18,385,064	20,129,925
4.500%, 10/01/2033 §	33,981,091	36,599,941
4.000%, 01/01/2034	18,349,310	19,431,300
5.500%, 04/01/2034	1,036,908	1,161,160
4.000%, 09/01/2034	27,036,147	28,627,262
5.500%, 09/01/2034	32,276	36,132
5.000%, 02/01/2035	26,214,675	28,717,457
5.000%, 02/01/2035	20,165,864	22,079,701
5.500%, 02/01/2035	15,793	17,679
5.000%, 04/01/2035	1,840,346	2,013,751
5.000%, 07/01/2035	5,360,264	5,865,190
5.000%, 02/01/2036	3,334,409	3,648,229
5.000%, 03/01/2036	1,500,524	1,641,854
5.500%, 04/01/2036	5,057,644	5,650,203
6.000%, 05/01/2038	8,532,673	9,677,321
4.000%, 06/01/2039	15,538,835	16,435,324
5.000%, 06/01/2039	19,427,996	21,279,694
4.500%, 01/01/2040	11,215,933	12,058,939
5.000%, 06/01/2040	20,065,279	21,937,953
4.000%, 08/01/2040	1,418,301	1,491,659
4.500%, 08/01/2040	18,219,609	19,597,508
4.500%, 08/01/2040	6,873,722	7,393,429
4.000%, 10/01/2040	2,648,993	2,787,641
4.000%, 11/01/2040	26,757,195	28,158,034
4.000%, 12/01/2040	4,850,452	5,143,285
3.500%, 01/01/2041	2,507,743	2,580,422
4.000%, 01/01/2041	5,600,088	5,894,232
3.500%, 02/01/2041	2,919,918	3,004,463
3.500%, 03/01/2041	21,681,192	22,308,984
4.000%, 03/01/2041 ∞	10,021,565	10,547,051
4.500%, 07/01/2041	8,266,385	8,884,843
3.500%, 09/01/2041	44,633,333	45,925,895
4.000%, 09/01/2041	4,553,813	4,794,923
3.500%, 11/01/2041	24,200,376	24,892,611
3.500%, 12/01/2041	4,188,992	4,308,831
4.000%, 12/01/2041	20,038,772	21,099,687
4.000%, 01/01/2042	38,488,457	40,522,804
4.500%, 01/01/2042	15,749,050	16,946,942
3.000%, 05/01/2042	4,355,563	4,342,072
3.500%, 05/01/2042	25,227,151	25,948,563
3.500%, 06/01/2042	9,211,492	9,467,511
3.500%, 08/01/2042	14,699,003	15,102,891
3.500%, 09/01/2042	24,262,819	24,937,275
3.000%, 03/01/2043	8,319,693	8,293,915
3.000%, 05/01/2043	34,997,126	34,886,931
3.500%, 05/01/2043	22,137,697	22,736,802
3.000%, 06/01/2043	36,646,332	36,528,996
3.000%, 07/01/2043	22,090,430	22,018,584
4.000%, 07/01/2043	44,260,314	46,603,739
3.000%, 08/01/2043	10,509,300	10,473,509
4.500%, 09/01/2043	11,061,673	11,904,357
4.000%, 01/01/2045	23,823,625	25,094,025

3.500%, 02/01/2045	72,149,146	74,151,925
4.000%, 02/01/2045	31,266,974	32,961,608
4.000%, 03/01/2045	15,468,951	16,307,200
4.500%, 02/01/2046	48,242,707	51,944,517
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	24,861	28,379
6.500%, 01/20/2029	12,354	14,168
6.000%, 11/20/2033	17,704	20,405
5.000%, 07/20/2040	958,090	1,052,568
3.500%, 10/20/2041	15,839,610	16,474,658
4.000%, 06/20/2042	18,468,367	19,600,671
3.500%, 09/20/2042	11,631,439	12,112,147
3.000%, 04/20/2045	24,971,266	25,219,626
3.500%, 04/20/2045	37,609,217	39,040,112
4.000%, 05/20/2045	29,690,999	31,495,975
3.500%, 06/20/2045	34,718,805	36,039,730
4.500%, 01/20/2046	30,422,978	32,513,842
3.000%, 06/20/2046	18,506,171	18,690,230
3.000%, 08/20/2046	66,173,461	66,831,610
		2,321,245,475	17.1%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 1.132%, 09/25/2036 ∞	9,644,343	9,088,762
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 1.302%, 12/25/2035 ∞	11,044,946	10,728,663
Series 2007-1, Class A3, 1.112%, 02/25/2037 ∞	6,289,153	6,158,205
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 1.132%, 04/25/2036 ∞	11,289,765	11,020,286
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	1,015,279	1,009,613
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	273,245	272,900
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $12,360) * §	12,518	12,131
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	355,041	344,592
Series 2006-J5, Class 3A1, 4.584%, 07/25/2021 ∞ §	17,766	16,808
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	274,566	276,468
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	7,252,417	7,485,278
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 §	21,369,502	20,683,107
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035 §	8,600,348	8,329,860
Series 2005-29CB, Class A1, 5.500%, 07/25/2035	4,198,622	3,890,273
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	3,973,472	3,693,206
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	549,080	524,481
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	4,958,015	4,589,790
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	661,005	523,371
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	2,336	2,314
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 1.217%, 01/25/2036 ∞	51,162,679	48,916,463
Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6,
Series 2006-HE6, Class A4, 1.142%, 11/25/2036 ∞	1,064,525	1,020,112
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3,
Series 2006-HE3, Class A4, 1.152%, 03/25/2036 ∞	1,180,680	1,150,829
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE2, Class A1, 1.172%, 03/25/2036 ∞	25,772,414	23,981,033
Banc of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019 §	259,796	260,974
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	75,695	75,924
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	2,341,645	2,356,100
Series 2004-8, Class 3A1, 5.500%, 09/25/2019 §	402,808	395,219
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	4,177	4,132
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	367,674	370,670
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	263,810	260,869
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	75,948	73,664
Series 2007-1, Class 1A1, 5.836%, 04/25/2022 ∞ §	386,151	370,939
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	3,226,731	3,288,272
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	2,694,203	2,806,076
Series 2004-5, Class 1A1, 6.000%, 06/25/2034	10,453,938	10,876,238
Series 2004-6, Class 1A1, 6.000%, 07/25/2034	9,885,464	10,300,356

Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	17,327,956	18,176,040
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	16,456,317	17,197,367
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,183,920	1,074,866
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	23,580	22,916
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	8,492,168	8,262,078
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	41,924	37,934
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	334,799	296,553
Banc of America Funding Trust:
Series 2005-C, Class A1, 1.218%, 05/20/2035 ∞	12,066,600	11,236,371
Series 2007-C, Class 1A3, 3.177%, 05/20/2036 ∞ §	4,618,297	4,158,841
Series 2007-C, Class 7A5, 1.278%, 05/20/2047 ∞	4,964,058	4,335,910
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	452,308	466,440
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 ∞	133,514	113,954
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.830%, 10/25/2035 ∞	1,494,410	1,435,512
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 1.152%, 10/25/2036 ∞	9,355,448	8,995,433
Series 2007-HE5, Class 1A2, 1.162%, 06/25/2047 ∞	9,791,297	9,545,904
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 1.302%, 01/25/2047 ∞	9,713,084	9,418,139
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 1.362%, 12/25/2035 ∞	12,488,228	12,302,250
Series 2006-NC1, Class A3, 1.192%, 01/25/2036 ∞	4,320,127	4,277,805
Series 2006-OPT1, Class A3, 1.162%, 02/25/2036 ∞	5,933,543	5,825,773
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.206%, 01/25/2036 ∞ §	1,459,516	1,377,761
Series 2006-A1, Class 2A3, 3.156%, 09/25/2036 ∞ §	1,112,048	1,000,612
Series 2007-A1, Class 2A3, 3.101%, 02/25/2037 ∞	3,170,137	3,171,153
Series 2007-A1, Class 3A1, 3.358%, 02/25/2037 ∞	5,810,248	5,774,565
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	780,904	753,828
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	7,608,136	7,492,003
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,800,702	1,764,989
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.677%, 09/25/2036 ∞	3,921,066	3,989,444
Series 2006-3, Class A4, 5.703%, 11/25/2036 ∞	2,383,114	2,440,415
Series 2007-1, Class A6, 5.663%, 03/25/2037 ∞	133,479	137,984
Series 2007-2, Class A4, 5.331%, 06/25/2037 ∞	38,753,138	39,674,211
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.210%, 10/25/2035 ∞ §	22,118,033	21,993,604
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	397,571	398,856
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	5,490,865	5,430,502
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	7,057	5,812
Countrywide Asset-Backed Certificates:
Series 2006-22, Class 2A3, 1.142%, 01/25/2034 ∞	18,616,175	18,105,465
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	78,253	80,520
Series 2005-10, Class AF6, 4.551%, 02/25/2036 ∞	649,929	665,436
Series 2005-13, Class AF3, 4.776%, 04/25/2036 ∞ §	994,985	860,979
Series 2006-S9, Class A3, 5.728%, 08/25/2036 ∞	41,478	41,404
Series 2006-13, Class 3AV2, 1.132%, 01/25/2037 ∞	10,686,091	10,365,283
Series 2006-13, Class 1AF3, 4.500%, 01/25/2037 ∞ §	74,797	124,242
Series 2006-23, Class 2A3, 1.152%, 05/25/2037 ∞	7,542,609	7,360,572
Series 2006-10, Class 1AF3, 4.637%, 09/25/2046 ∞ §	872,193	754,173
Series 2007-9, Class 2A3, 1.162%, 06/25/2047 ∞	44,599,335	42,704,296
Series 2007-11, Class 2A3, 1.172%, 06/25/2047 ∞	11,736,121	11,330,036
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020 §	196,581	188,126
Credit-Based Asset Servicing & Securitization LLC:
Series 2005-CB8, Class AF2, 3.958%, 12/25/2035 ∞	846,178	837,426
Series 2007-CB4, Class A1A, 1.072%, 04/25/2037 ∞	5,567,230	5,235,299
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	63,830	64,190
Series 2005-7, Class AF6, 4.693%, 10/25/2035 ∞	240,444	246,478
Series 2005-11, Class AF3, 4.676%, 02/25/2036 ∞	7,146,539	7,224,763
Series 2006-14, Class 2A2, 1.132%, 02/25/2037 ∞	8,012,187	7,903,583
Series 2006-9, Class 1AF3, 4.628%, 10/25/2046 ∞ §	377,193	335,974

CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	16,147	15,953
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 1.482%, 02/25/2035 ∞	9,316,516	8,686,145
Series 2005-2, Class 1A7, 5.518%, 04/25/2035 ∞	13,343,360	13,790,473
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	2,786,146	2,804,412
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 1.182%, 02/25/2036 ∞	14,067,886	13,655,970
Series 2006-FF4, Class A2, 1.172%, 03/25/2036 ∞	3,709,584	3,619,816
Series 2006-FF15, Class A5, 1.142%, 11/25/2036 ∞	21,058,330	19,371,450
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 §	123,454	121,350
Series 2004-AA1, Class A1, 3.017%, 06/25/2034 ∞	6,816,531	6,648,361
Series 2005-AA2, Class 2A1, 3.116%, 04/25/2035 ∞	3,774,654	3,673,457
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	404,207	355,568
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	436	436
GSAA Home Equity Trust:
Series 2004-6, Class A1, 1.782%, 06/25/2034 ∞	4,131,480	3,932,192
Series 2005-14, Class 1A1, 1.232%, 12/25/2035 ∞	29,003,823	27,465,017
Series 2007-8, Class A3, 1.432%, 08/25/2037 ∞	10,171,736	9,373,905
GSAMP Trust:
Series 2005-AHL2, Class A2C, 1.222%, 12/25/2035 ∞	8,661,023	8,472,179
Series 2006-HE7, Class A2D, 1.212%, 10/25/2046 ∞	1,208,027	1,148,573
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	444,524	436,594
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	3,500,669	3,648,508
Series 2005-AR2, Class 2A1, 3.599%, 04/25/2035 ∞	5,781,766	5,780,068
Home Equity Asset Trust:
Series 2006-4, Class 2A3, 1.152%, 08/25/2036 ∞	118,841	118,502
Series 2007-2, Class 2A2, 1.167%, 07/25/2037 ∞	1,537,433	1,511,023
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1.252%, 10/25/2035 ∞	10,763,967	10,386,947
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 1.142%, 03/25/2036 ∞	5,215,301	4,963,153
Series 2007-WF1, Class 2A3, 1.152%, 05/25/2037 ∞	12,699,420	12,296,347
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	897,337	888,239
Series 2006-A1, Class 2A1, 3.316%, 03/25/2036 ∞ §	121,687	107,515
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 ∞ §	650,291	655,765
Series 2007-S1, Class A1, 1.262%, 04/25/2047 ∞	10,266,057	9,495,888
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 1.222%, 11/25/2036 ∞	6,908,857	6,807,936
Series 2007-CH3, Class A3, 1.132%, 03/25/2037 ∞	3,362,343	3,355,834
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 §	95,686	96,091
Series 2005-A8, Class 2A3, 2.979%, 11/25/2035 ∞ §	10,006,793	9,356,689
Series 2006-A2, Class 3A3, 3.263%, 04/25/2036 ∞ §	2,903,230	2,659,491
Series 2006-A2, Class 2A1, 3.334%, 04/25/2036 ∞ §	2,422,491	2,277,610
Series 2006-A7, Class 2A2, 3.319%, 01/25/2037 ∞ §	3,630,331	3,334,814
Series 2006-A7, Class 2A4R, 3.319%, 01/25/2037 ∞ §	3,707,267	3,405,488
Series 2007-A2, Class 2A3, 3.357%, 04/25/2037 ∞ §	7,396,035	6,578,286
Series 2007-A4, Class 2A3, 3.240%, 06/25/2037 ∞ §	9,024,781	8,332,424
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 1.182%, 01/25/2036 ∞	1,221,846	1,207,833
Luminent Mortgage Trust,
Series 2005-1, Class A1, 1.242%, 11/25/2035 ∞	12,857,644	11,714,187
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	46,152	46,257
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	122,762	124,637
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	312,899	318,285
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	42,241	44,250
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	4,083,662	4,312,517
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	3,207,158	3,397,254
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	3,655,516	3,289,773
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.282%, 01/25/2036 ∞	5,691,874	5,593,189
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.602%, 12/25/2029 ∞	10,970,254	10,498,706
Series 2005-A5, Class A3, 2.840%, 06/25/2035 ∞	4,233,292	4,223,084

Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 1.142%, 04/25/2036 ∞	583,653	582,994
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 1.152%, 03/25/2036 ∞	10,657,454	10,019,327
MortgageIT Trust:
Series 2005-4, Class A1, 1.262%, 10/25/2035 ∞	8,236,184	7,567,851
Series 2005-5, Class A1, 1.242%, 12/25/2035 ∞	7,435,269	6,887,642
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 1.112%, 06/25/2037 ∞	4,831,701	4,812,027
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.212%, 12/25/2035 ∞	10,458,171	10,259,301
New Residential Mortgage Loan Trust,
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Acquired 03/06/2017, Cost $34,273,983) ∞ *	33,300,000	34,339,806
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	9,156,781	9,478,828
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	498,984	497,254
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	515,850	517,679
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	288,655	287,933
Series 2005-QS5, Class A1, 1.382%, 04/25/2035 ∞ §	3,437,812	2,598,612
Series 2005-QS9, Class A2, 1.482%, 06/25/2035 ∞ §	1,392,494	1,108,652
Series 2005-QS11, Class A2, 1.482%, 07/25/2035 ∞	6,007,706	5,003,848
Series 2005-QA7, Class A22, 3.539%, 07/25/2035 ∞ §	3,944,548	3,610,143
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 ∞	2,062,403	2,015,597
Series 2006-NC2, Class A2, 1.172%, 02/25/2036 ∞	7,782,086	7,694,125
Series 2006-RS4, Class A3, 1.152%, 07/25/2036 ∞	3,307,936	3,284,010
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	15,323	15,025
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033 ∞ §	34,698	33,717
Series 2006-EMX2, Class A3, 1.282%, 02/25/2036 ∞	11,125,621	10,872,177
Series 2007-KS1, Class A3, 1.132%, 01/25/2037 ∞	3,313,761	3,079,389
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	49,908	51,034
Series 2005-2, Class AF6, 4.781%, 08/25/2035	2,759,138	2,821,704
Series 2005-3, Class AF3, 4.814%, 11/25/2035 ∞	946,983	952,113
Series 2006-2, Class AF3, 5.797%, 08/25/2036 ∞	15,955,620	9,648,992
Series 2006-3, Class AF2, 5.580%, 11/25/2036 ∞	10,555,561	6,185,971
Series 2007-1, Class AF2, 5.512%, 04/25/2037	473,193	234,742
Series 2007-1, Class AF3, 5.612%, 04/25/2037	283,916	143,325
Series 2007-2, Class AF2, 5.675%, 06/25/2037 ∞	1,450,156	686,105
Security National Mortgage Loan Trust,
Series 2005-1A, Class AF1, 4.670%, 02/25/2035 (Acquired 06/29/2015, Cost $127) ∞ *	127	126
SOUNDVIEW HM LN 2006-EQ1,
Series 2006-EQ1, Class A3, 1.142%, 10/25/2036 ∞	21,800,789	20,889,510
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.242%, 12/25/2035 ∞	4,491,059	4,467,179
Series 2006-OPT4, Class 2A3, 1.132%, 06/25/2036 ∞	4,481,525	4,230,553
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.652%, 10/25/2035 ∞	2,765,536	2,711,951
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 3.207%, 10/25/2033 ∞	2,345,987	2,363,970
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 ∞	134,024	139,224
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $13,173,527) ∞ *	12,838,890	13,038,295
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $18,348,060) ∞ *	18,215,343	18,274,645
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Acquired 09/27/2016 through 12/06/2016, Cost $22,075,278) ∞ *	22,009,753	21,746,604
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	22,898	23,107
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	21,373	21,550
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	46,655	47,154
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	4,058	4,108
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	14,696	15,080
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	65,132	66,461
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	5,184,572	5,439,515
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	5,234,595	5,569,018
Series 2005-3, Class 1CB3, 1.432%, 05/25/2035 ∞ §	8,336,827	6,157,841
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	10,885,293	9,995,135
Series 2006-AR10, Class 1A1, 2.880%, 09/25/2036 ∞ §	1,613,642	1,508,605
Series 2007-HY3, Class 4A1, 2.980%, 03/25/2037 ∞	25,528,206	24,919,545

Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	73,938	65,225
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 3.078%, 10/25/2035 ∞	3,012,051	2,983,046
Series 2005-16, Class A18, 6.000%, 01/25/2036 §	1,867,374	1,852,160
Series 2006-AR10, Class 5A5, 3.093%, 07/25/2036 ∞ §	9,258,019	9,114,703
Series 2006-AR14, Class 2A3, 3.074%, 10/25/2036 ∞ §	4,679,141	4,371,251
Series 2006-15, Class A1, 6.000%, 11/25/2036 §	6,649,871	6,624,247
Series 2007-4, Class A15, 6.000%, 04/25/2037 §	7,445,996	7,325,942
Series 2007-7, Class A49, 6.000%, 06/25/2037 §	7,449,956	7,290,396
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 §	6,945,705	6,924,705
		1,120,041,263	8.3%
Commercial Mortgage-Backed Securities
U.S Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K-716, Class A2, 3.130%, 06/25/2021	13,550,000	14,027,907
Series K-048, Class A2, 3.284%, 06/25/2025 ∞	25,710,000	26,626,404
Series K-050, Class A2, 3.334%, 08/25/2025 ∞	40,226,000	41,732,649
		82,386,960	0.6%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,221,227
COMM 2014-CCRE19 Mortgage Trust,
Series 2014-CR19, Class A5, 3.796%, 08/10/2047	18,000,000	18,831,830
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	24,652,750	25,608,929
Series 2013-CR9, Class A3, 4.022%, 07/10/2045 ∞	24,675,000	26,208,295
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	30,803,512
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,136,193
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047	22,000,000	22,752,772
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,439,238
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,788,612
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,464,000	41,662,575
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	7,540,000	7,988,874
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	22,754,000	23,846,677
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,472,954
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,230,867
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	22,204,395
Series 2011-C5, Class A3, 4.171%, 08/15/2046	8,215,740	8,735,305
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,950,000	20,230,046
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	25,047,952
Series 2014-C25, Class A5, 3.672%, 11/15/2047	34,585,000	35,796,160
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	41,070,644
Series 2012-C6, Class A4, 2.858%, 11/15/2045 ∞	33,435,000	33,786,455
Series 2013-C10, Class A3, 3.969%, 07/15/2046 ∞	44,160,000	47,004,019
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	20,091,044
Series 2013-C12, Class A3, 3.973%, 10/15/2046	19,050,000	20,161,547
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	19,192,000	19,777,987
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	14,424,643
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,258,954
Series 2016-C35, Class ASB, 2.788%, 07/15/2048	11,000,000	10,886,895
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,190,017
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	19,725,681
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	23,089,297
Series 2014-C24, Class A5, 3.607%, 11/15/2047	25,695,000	26,449,138
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,023,250
		669,945,984	4.9%
Other Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,960,552
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	191	191
Series 1998-3, Class A5, 6.220%, 03/01/2030	226,173	238,930
Series 1998-4, Class A5, 6.180%, 04/01/2030	105,791	111,345
Dell Equipment Finance Trust,
Series 2016-1, Class A3, 1.650%, 07/22/2021 (Acquired 07/12/2016, Cost $11,999,688) *	12,000,000	11,966,015
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	30,675,000	30,399,578

Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 09/28/2016 through 10/20/2016, Cost $33,554,181) *	32,858,000	33,135,979
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/27/2016, Cost $37,660,564) *	37,625,000	37,621,177
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $29,264,882) *	29,275,000	28,874,167
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016 through 08/05/2016, Cost $18,004,838) *	18,000,000	17,933,139
Navistar Financial Dealer Note Master Owner Trust II,
Series 2015-1, Class A, 2.382%, 06/25/2020 (Acquired 07/22/2015 through 11/22/2016, Cost $34,192,683) ∞ *	34,194,000	34,252,841
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	17,303	17,520
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 02/22/2016, Cost $4,921,168) *	4,936,775	4,944,736
Series 2015-2A, Class A, 2.570%, 07/18/2025 (Acquired 03/22/2016 through 10/19/2016, Cost $8,592,621) *	8,620,000	8,637,445
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (Acquired 10/18/2016 through 12/21/2016, Cost $40,196,641) *	40,200,000	39,785,538
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015 through 07/28/2016, Cost $11,770,631) *	11,770,355	11,766,091
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (Acquired 09/14/2016, Cost $38,993,592) *	39,000,000	38,829,324
		306,474,568	2.3%
Total Long-Term Investments (Cost $13,445,294,692)		13,427,256,095	99.0%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «		216,940,476	216,940,476
Total Short-Term Investment (Cost $216,940,476)			216,940,476	1.6%
Total Investments (Cost $13,662,235,168)			13,644,196,571	100.6%
Liabilities in Excess of Other Assets			(81,535,742)	(0.6)%
TOTAL NET ASSETS			$13,562,660,829	100.0%

Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $2,494,973,777, which represents 18.40% of total net assets.

f	Foreign Security
§	Security in Default
«	7-Day Yield

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$1,706,390,758	$-	$1,706,390,758
Other Government Related Securities	-	213,983,222	-	213,983,222
Corporate Bonds	-	6,829,026,489	-	6,829,026,489
Taxable Municipal Bonds	-	177,761,376	-	177,761,376
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,321,245,475	-	2,321,245,475
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	1,120,041,263	-	1,120,041,263
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues		82,386,960		82,386,960
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	669,945,984	-	669,945,984
Other Asset Backed Securities	-	306,474,568	-	306,474,568
Total Long-Term Investments	-	13,427,256,095	-	13,427,256,095

Short-Term Investment
Money Market Mutual Fund	216,940,476	-	-	216,940,476
Total Short-Term Investment	216,940,476	-	-	216,940,476

Total Investments	$216,940,476	$13,427,256,095	$-	$13,644,196,571

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	$100,000	$112,158
State of Alabama Docks Department,
5.000%, 10/01/2022 (Callable 04/07/2017)	25,000	25,006
		137,164	0.2%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040 (Callable 06/01/2021)	40,000	40,641	0.1%
Arizona
Arizona Health Facilities Authority,
4.625%, 07/01/2019	30,000	32,083
Arizona Transportation Board,
5.000%, 07/01/2017	25,000	25,252
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	248,795	235,435
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	55,111
City of Winslow AZ Wastewater System Revenue,
2.000%, 07/01/2019 (Insured by AGM)	25,000	25,224
Estrella Mountain Ranch Community Facilities District,
4.000%, 07/15/2019 (Insured by AGM)	390,000	410,218
Festival Ranch Community Facilities District,
2.000%, 07/15/2018 (Insured by BAM)	25,000	25,186
Maricopa County Industrial Development Authority:
2.550%, 07/01/2021	60,000	59,522
2.625%, 07/01/2021	100,000	98,241
Scottsdale Mountain Community Facilities District,
4.600%, 07/15/2017 (Callable 05/01/2017)	100,000	100,217
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	166,524
		1,233,013	1.8%
Arkansas
City of Bentonville AR,
2.625%, 11/01/2027 (Callable 11/01/2025) (3)	300,000	304,014
City of Jacksonville AR Wastewater Revenue,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	116,919
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	125,000	124,404
City of Rogers AR,
2.125%, 11/01/2029 (Callable 11/01/2021)	70,000	70,032
City of Van Buren AR Water & Sewer Revenue,
2.000%, 12/01/2019 (Insured by AGM)	150,000	151,866
Mountain View Public Facilities Board,
2.000%, 06/01/2018	445,000	446,112
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	50,000	50,307
University of Central Arkansas,
2.500%, 09/01/2017 (Insured by AGM)	40,000	40,245
		1,303,899	1.9%
California
Bay Area Toll Authority:
1.510%, 04/01/2034 (Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (1)	205,000	205,310
1.610%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (1)	150,000	150,439
California Health Facilities Financing Authority,
5.000%, 04/01/2020	65,000	69,768
California Infrastructure & Economic Development Bank,
1.190%, 10/01/2047 (Callable 10/01/2017)(Mandatory Tender Date 04/02/2018) (1)	200,000	199,980
California School Finance Authority:
3.000%, 08/01/2017	50,000	50,249
3.000%, 08/01/2017	100,000	100,498
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	70,000	74,774
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)	75,000	82,224
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	100,000	108,726
3.500%, 11/01/2021 (Callable 11/01/2019)	200,000	209,176
2.158%, 04/01/2028 (1)(2)	200,000	183,613
Central School District,
6.250%, 08/01/2040 (Callable 08/01/2021)	225,000	266,758
City of Redding CA,
1.260%, 07/01/2022 (ETM) (1)(2)	50,000	47,686
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM) ^	155,000	126,602
Corona-Norca Unified School District,
0.000%, 08/01/2026 ^	20,000	19,804
Fresno Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2021)	100,000	40,550
Golden State Tobacco Securitization Corp.,
0.000%, 06/01/2022 ^(3)	135,000	154,308
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	25,752
La Quinta Financing Authority,
5.550%, 10/01/2018	40,000	41,734

Menlo Park City School District,
0.000%, 07/01/2025 (Callable 07/01/2018) ^	100,000	68,482
Norman Y Mineta San Jose International Airport SJC,
5.000%, 03/01/2027 (Callable 04/11/2017)(Insured by AMBAC)	250,000	250,175
Northern California Gas Authority,
1.299%, 07/01/2019 (1)	355,000	352,327
Palomar Health,
3.000%, 11/01/2017	100,000	100,451
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	26,173
San Diego Redevelopment Agency Successor Agency,
4.000%, 09/01/2018	50,000	52,059
State of California:
5.250%, 10/01/2020 (Callable 10/01/2019)	1,000,000	1,099,790
5.000%, 09/01/2022	165,000	192,448
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021))	100,000	98,695
Washington Township Health Care District,
5.000%, 07/01/2017	50,000	50,417
Yuba Community College District,
0.000%, 08/01/2028 (Callable 08/01/2017)(Insured by AMBAC) ^	45,000	26,146
		4,475,114	6.6%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	60,000	60,159
Colorado Educational & Cultural Facilities Authority:
4.000%, 07/01/2018	120,000	123,546
3.000%, 12/15/2018	75,000	76,684
4.000%, 12/01/2019	275,000	290,029
4.000%, 06/01/2020	100,000	106,400
4.000%, 10/01/2020	125,000	133,166
4.000%, 11/01/2021	50,000	53,758
4.000%, 03/01/2022	45,000	48,356
5.000%, 10/01/2025	160,000	180,499
Colorado Health Facilities Authority,
5.000%, 05/15/2019 (3)	250,000	264,015
E-470 Public Highway Authority:
0.000%, 09/01/2020 ^	125,000	116,888
1.708%, 09/01/2039 (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (1)	400,000	400,604
Fossil Ridge Metropolitan District No. 3,
4.000%, 12/01/2020	50,000	52,639
Park 70 Metropolitan District:
5.000%, 12/01/2017	135,000	137,854
5.000%, 12/01/2018	160,000	167,882
Regional Transportation District,
5.000%, 06/01/2025 (Callable 06/01/2020)	100,000	110,550
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	55,000	55,037
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	220,522
		2,598,588	3.8%
Connecticut
Bristol Housing Authority,
0.820%, 08/01/2018 (Mandatory Tender Date 08/01/2017) (1)	50,000	49,917
City of Hartford CT,
5.000%, 04/01/2020 (ETM)	100,000	110,781
Regional School District No. 8,
5.000%, 05/01/2019 (Callable 05/01/2017)	75,000	75,210
State of Connecticut,
1.560%, 09/15/2024 (Callable 04/21/2017)(Mandatory Tender Date 09/15/2017) (1)	100,000	100,009
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	26,504
		362,421	0.5%
District of Columbia
District of Columbia,
5.450%, 07/15/2035 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	104,783
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	235,000	240,010
		344,793	0.5%
Florida
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	56,269
City of North Port FL,
4.000%, 07/01/2018 (Insured by BAM)	50,000	51,810
City of Port St Lucie FL Utility System Revenue:
5.000%, 09/01/2021	35,000	39,802
5.250%, 09/01/2022	100,000	116,907
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	204,307
City of Tampa FL,
5.250%, 11/15/2024 (Callable 05/15/2020)	375,000	413,966
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	150,000	159,990
Florida Municipal Power Agency:
1.383%, 10/01/2021 (Callable 04/06/2017)(Insured by AMBAC) (1)(2)	50,000	47,959
1.383%, 10/01/2027 (Callable 04/05/2017)(Insured by AMBAC) (1)(2)	100,000	93,884
Florida State Municipal Loan Council,
3.000%, 10/01/2020	500,000	515,230
Halifax Hospital Medical Center,
3.000%, 06/01/2017	55,000	55,170
Lee County School Board,
5.000%, 08/01/2023	140,000	163,015
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	131,421

Miami Health Facilities Authority:
2.250%, 07/01/2018	45,000	45,054
5.000%, 07/01/2020	300,000	321,441
Orange County Health Facilities Authority,
6.250%, 10/01/2021	100,000	110,834
Orange County Housing Finance Authority,
4.000%, 09/01/2040 (Callable 09/01/2024)	705,000	744,600
Orange County School Board,
4.500%, 08/01/2020 (Pre-refunded to 08/01/2017)	35,000	35,415
St. Lucie County School Board,
5.000%, 10/01/2018 (Insured by AGM)	50,000	52,834
		3,359,908	4.9%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017) (1)	185,000	185,814
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 01/01/2020)	450,000	487,674
5.000%, 01/01/2024 (Callable 01/01/2020)	500,000	540,465
Gainesville & Hall County Hospital Authority,
1.300%, 02/15/2047 (Callable 04/03/2017)(Optional Put Date 04/07/2017) (1)	500,000	500,000
Georgia State Road & Tollway Authority,
5.000%, 06/01/2017 (Callable 05/01/2017)	30,000	30,094
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	133,178
5.000%, 03/15/2022	10,000	11,185
Peach County GA Development Authority,
1.200%, 10/01/2018 (Callable 04/01/2018)	250,000	249,560
Private Colleges & Universities Authority:
5.000%, 10/01/2020	50,000	54,116
3.750%, 10/01/2021	25,000	26,081
		2,218,167	3.3%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	26,217	0.0%
Illinois
Chicago O'Hare International Airport,
5.000%, 01/01/2020	50,000	54,847
Chicago Transit Authority,
5.250%, 12/01/2023 (Callable 12/01/2021)	25,000	27,840
City of Berwyn IL:
3.000%, 12/01/2017	50,000	50,467
4.000%, 12/01/2019	125,000	131,299
City of Chicago IL,
5.000%, 01/01/2023 (Callable 01/01/2019)	50,000	50,194
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2019	100,000	103,446
City of Chicago IL Wastewater Transmission Revenue,
5.000%, 01/01/2020	50,000	53,603
City of Rockford IL,
4.700%, 12/15/2017 (Insured by AGM)	25,000	25,181
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	121,992
DuPage County Community High School District No. 100 Fenton,
2.000%, 12/15/2018	70,000	71,114
Governors State University,
4.000%, 10/01/2020 (Callable 10/01/2017)	50,000	50,452
Homewood-Flossmoor Park District,
3.000%, 12/01/2017 (Insured by AGM)	50,000	50,490
Illinois Finance Authority:
5.000%, 08/15/2017	50,000	50,587
4.000%, 10/01/2017	75,000	75,980
5.000%, 10/01/2019	75,000	79,292
5.000%, 02/15/2020	100,000	106,402
5.000%, 01/01/2021	100,000	109,579
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	45,000	51,569
5.000%, 05/15/2023	100,000	115,062
1.899%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (1)	135,000	135,093
1.300%, 07/01/2042 (Mandatory Tender Date 05/08/2017)	130,000	130,006
Illinois Housing Development Authority,
2.450%, 06/01/2043 (Callable 01/01/2023)	190,127	186,337
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	100,000	108,642
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	420,000	484,907
Joliet Park District,
4.000%, 02/01/2023 (Insured by BAM)	150,000	160,269
Kane County Community Unit School District,
4.250%, 01/01/2025 (Callable 01/01/2018)(Insured by AGM)	25,000	25,477
Kankakee County School District No. 111,
1.800%, 06/01/2027 (Callable 06/04/2017) (3)	750,000	756,015
Lake County Community Consolidated School District No. 3 Beach Park,
0.000%, 02/01/2018 (Insured by AMBAC) ^	290,000	282,985
Lake County Community High School District No. 117 Antioch,
0.000%, 12/01/2019 ^	140,000	131,716
Lake County Community High School District No. 127 Grayslake,
0.000%, 02/01/2020 ^	150,000	141,848
Lake County School District No. 1 Winthrop Harbor,
3.000%, 02/01/2019	85,000	87,733
Metropolitan Pier & Exposition Authority:
5.300%, 06/15/2018 (Callable 06/15/2017)(Insured by NPFGC)	120,000	122,116
5.300%, 06/15/2018 (Pre-refunded to 06/15/2017)(Insured by NPFGC)	50,000	50,935
0.000%, 06/15/2019 ^	50,000	47,398
0.000%, 06/15/2019 ^	135,000	127,976
0.000%, 06/15/2025 (Callable 06/15/2022) ^	30,000	33,046

Monroe & St Clair Counties Community Unit School District No. 5 Waterloo,
5.000%, 04/15/2020 (Insured by BAM)	270,000	296,017
Ogle & Winnebago Counties Community Unit School District:
0.000%, 12/01/2017 (ETM)(Insured by AGM) ^	20,000	19,889
5.000%, 12/01/2021 (Insured by BAM)	150,000	168,839
Peoria Public Building Commission,
5.000%, 12/01/2020 (Insured by BAM)	125,000	137,828
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 05/01/2017)(Insured by AMBAC)	100,000	100,263
Southern Illinois University,
2.050%, 04/01/2017	60,000	60,000
State of Illinois:
0.000%, 08/01/2017 ^	20,000	19,830
5.000%, 06/01/2019	100,000	104,268
5.000%, 03/01/2020	90,000	94,637
5.000%, 04/01/2020	30,000	31,580
5.000%, 01/01/2022 (Callable 01/01/2020)	100,000	104,092
6.500%, 06/15/2022	45,000	50,339
4.500%, 09/01/2024 (Callable 09/01/2018)	100,000	101,069
The Illinois Sports Facilities Authority:
0.000%, 06/15/2017 (Insured by AMBAC) ^	50,000	49,771
0.000%, 06/15/2018 (Insured by AMBAC) ^	50,000	48,287
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	97,000	96,963
Village of Crestwood IL:
2.000%, 12/15/2018 (Insured by BAM)	150,000	152,183
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	64,807
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	28,178
Village of McCook IL,
5.000%, 12/01/2020 (Callable 12/01/2018)	50,000	52,254
Western Illinois University,
4.000%, 04/01/2019	50,000	51,980
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	108,411
Will County Community Consolidated School District No 70-C Laraway:
4.000%, 12/01/2019 (Insured by AGM)	155,000	163,429
4.000%, 12/01/2020 (Insured by AGM)	130,000	138,598
4.000%, 12/01/2022 (Insured by AGM)	245,000	263,059
Will County Community High School District No 210 Lincoln-Way,
5.000%, 01/01/2021	70,000	68,524
Will County IL School District No. 114 Manhattan,
0.000%, 12/01/2019 ^	50,000	46,955
Will County IL School District No. 365 Valley View,
0.000%, 11/01/2021 (Insured by AGM) ^	100,000	89,383
Wilmette Park District,
3.000%, 12/01/2017	20,000	20,279
		7,123,607	10.5%
Indiana
City of Goshen IN Waterworks Revenue,
4.100%, 01/01/2021 (Callable 05/01/2017)(Insured by AGM)	470,000	470,945
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019)	100,000	100,170
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	51,194
Indiana Bond Bank,
5.250%, 10/15/2019	55,000	59,102
Indiana Finance Authority:
4.000%, 12/01/2017	50,000	50,947
4.000%, 02/01/2018	50,000	51,288
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021)	250,000	248,472
Indiana Health Facility Financing Authority:
1.435%, 05/01/2020 (Callable 04/28/2017)(Insured by AMBAC) (1)(2)	25,000	23,723
5.000%, 10/01/2027 (Mandatory Tender Date 06/01/2017)	20,000	20,131
Noblesville High School Building Corp.,
0.000%, 02/15/2018 ^	20,000	19,732
South Bend Community School Corp.,
5.000%, 07/15/2017	50,000	50,526
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018 (Insured by AGM)	50,000	50,790
		1,197,020	1.8%
Iowa
City of Coralville IA,
4.000%, 06/01/2019	100,000	104,197
Iowa Finance Authority:
3.500%, 09/01/2017	100,000	100,221
3.500%, 07/01/2046 (Callable 01/01/2026)	250,000	261,497
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	1,006,500
Xenia Rural Water District,
2.000%, 12/01/2017	125,000	125,454
		1,597,869	2.4%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2017	70,000	70,824
4.000%, 12/01/2018	200,000	205,750
4.000%, 12/01/2019	210,000	218,423
State of Kansas Department of Transportation,
0.926%, 09/01/2019 (1)	125,000	124,741
		619,738	0.9%
Kentucky
Kentucky Municipal Power Agency,
2.310%, 09/01/2042 (Callable 03/01/2018)(Mandatory Tender Date 09/01/2018) (1)	50,000	50,033	0.1%

Louisiana
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Callable 02/01/2022)	425,000	475,639
Louisiana Public Facilities Authority,
0.000%, 10/01/2018 ^	235,000	226,832
Regional Transit Authority,
0.000%, 12/01/2021 ^	90,000	72,915
		775,386	1.1%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	45,000	46,885
4.000%, 11/15/2045 (Callable 11/15/2025)	245,000	260,119
		307,004	0.5%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	26,000
Maryland State Transportation Authority,
5.000%, 03/01/2018 (Callable 04/21/2017)	30,000	30,055
		56,055	0.1%
Massachusetts
Commonwealth of Massachusetts,
1.210%, 08/01/2043 (Callable 04/21/2017)(Mandatory Tender Date 08/01/2017) (1)	150,000	149,996
Eaton Vance Municipal Bond Fund II,
1.960%, 07/01/2019 (Callable 05/01/2017) (1)(4)	100,000	100,014
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	95,000	100,882
3.500%, 12/01/2046 (Callable 12/01/2025)	1,050,000	1,086,771
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/01/2018)	250,000	258,747
		1,696,410	2.5%
Michigan
City of Detroit MI Sewage Disposal System Revenue:
5.000%, 07/01/2020	265,000	291,118
7.000%, 07/01/2027 (Callable 07/01/2019)(Insured by AGM)	50,000	55,843
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2017	55,000	55,406
City of Saginaw MI Water Supply System Revenue,
4.000%, 07/01/2020 (Insured by AGM)	25,000	26,723
Dexter Community Schools,
5.100%, 05/01/2018	25,000	25,538
Hudsonville Public Schools,
4.000%, 05/01/2017 (Insured by Q-SBLF)	75,000	75,167
Lowell Area Schools,
0.000%, 05/01/2019 ^	100,000	96,831
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	103,124
1.418%, 10/15/2038 (Callable 04/15/2020)(Mandatory Tender Date 10/15/2020) (1)	350,000	347,910
Michigan State Hospital Finance Authority:
5.000%, 07/15/2021 (Pre-refunded to 07/15/2017)	50,000	50,581
1.625%, 11/01/2027 (Mandatory Tender Date 11/01/2019)	45,000	45,017
Michigan State Housing Development Authority,
3.500%, 06/01/2047 (Callable 06/01/2026)	700,000	728,658
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	111,509
Rudyard MI Area Schools,
1.500%, 05/01/2019	25,000	24,980
South Haven Public Schools,
4.000%, 05/01/2020 (Insured by AGM)	50,000	53,350
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	84,827
White Cloud Public Schools:
4.000%, 05/01/2018 (Insured by Q-SBLF)	35,000	36,075
4.000%, 05/01/2019 (Insured by Q-SBLF)	30,000	31,644
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	53,242
		2,297,543	3.4%
Minnesota
City of Minneapolis MN/St Paul Housing & Redevelopment Authority,
1.365%, 08/01/2027 (Callable 04/04/2017)(1)(2)	25,000	23,302
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2025	125,000	149,580
Minnesota Housing Finance Agency:
2.900%, 01/01/2025	85,000	86,775
4.000%, 01/01/2047 (Callable 01/01/2026)	500,000	529,695
University of Minnesota,
5.500%, 07/01/2021 (ETM)	160,000	180,278
		969,630	1.4%
Mississippi
City of Jackson MS Water & Sewer System Revenue,
4.000%, 09/01/2018 (Insured by BAM)	135,000	139,790
Mississippi Development Bank:
5.500%, 10/01/2019	75,000	80,716
5.000%, 03/01/2024 (Insured by AGM)	50,000	57,916
		278,422	0.4%
Missouri
County of Boone MO,
5.750%, 08/01/2028 (Pre-refunded to 08/01/2018)	630,000	668,512
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 02/01/2019	250,000	260,085
5.000%, 05/15/2022	50,000	56,629
Jasper County Reorganized School District No. R-9/MO,
2.000%, 04/01/2018	150,000	151,294
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021 (Pre-refunded 05/15/2020)	535,000	602,191

Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	500,000	503,455
St Charles County School District No. R-IV Wentzville,
0.000%, 03/01/2027 (Pre-refunded to 03/01/2019) ^	65,000	39,325
State of Missouri Environmental Improvement & Energy Resources Authority,
1.085%, 12/01/2022 (1)(2)	275,000	253,735
State of Missouri Housing Development Commission,
3.500%, 05/01/2041 (Callable 11/01/2025)	260,000	272,386
		2,807,612	4.1%
Nebraska
Central Plains Energy Project,
0.000%, 12/01/2017 ^	95,000	94,888
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	53,116
		148,004	0.2%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	100,000	100,830
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	278,362
Nevada Housing Division,
4.400%, 04/01/2029 (Callable 10/01/2021)	140,000	145,435
		524,627	0.8%
New Jersey
Landis Sewage Authority,
2.942%, 09/19/2019 (1)(2)	100,000	96,298
New Jersey Economic Development Authority:
4.000%, 06/15/2017	50,000	50,262
2.588%, 02/01/2018	150,000	150,629
2.710%, 02/01/2018 (Callable 08/01/2017) (1)	50,000	50,191
4.000%, 07/15/2018	100,000	102,636
5.000%, 11/01/2018	100,000	103,955
5.000%, 03/01/2020	100,000	105,551
5.000%, 06/15/2023 (Insured by BAM)	50,000	53,767
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	171,389
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019 (ETM)	105,000	111,642
4.250%, 11/15/2021 (Callable 11/15/2020)	65,000	70,686
5.000%, 07/01/2025 (Insured by AGM)	50,000	57,842
New Jersey Higher Education Student Assistance Authority,
5.250%, 06/01/2020 (Callable 06/01/2019)	100,000	107,502
New Jersey Sports & Exposition Authority,
4.500%, 09/01/2022 (Callable 09/01/2018)	250,000	253,118
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	100,000	105,500
5.000%, 06/15/2021 (Callable 06/15/2018)	150,000	155,336
New Jersey Turnpike Authority,
1.383%, 01/01/2030 (Callable 04/06/2017) (1)(2)	130,000	119,391
Town of West New York NJ:
4.000%, 04/15/2019	200,000	210,606
Township of Irvington NJ,
0.000%, 07/15/2018 ^	50,000	48,701
		2,125,002	3.1%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018 (Insured by BAM)	100,000	101,519
New Mexico Municipal Energy Acquisition Authority,
1.276%, 11/01/2039 (Callable 02/01/2019)(Mandatory Tender Date 08/01/2019) (1)	50,000	49,755
State of New Mexico Severance Tax Permanent Fund,
5.000%, 07/01/2017	40,000	40,402
		191,676	0.3%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	110,779
City of Yonkers NY,
5.000%, 03/15/2024 (Callable 03/15/2021)	50,000	56,350
Long Island Power Authority,
1.199%, 05/01/2033 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018) (1)	75,000	75,191
Metropolitan Transportation Authority:
1.360%, 11/01/2034 (Callable 05/01/2019)(Mandatory Tender Date 11/01/2019) (1)	50,000	50,048
4.000%, 11/15/2034 (Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)	195,000	206,265
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	530,220
Nassau Health Care Corp.,
2.750%, 01/16/2018	250,000	251,352
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/01/2018	50,000	53,128
1.120%, 08/01/2022 (Optional Put Date 04/30/2017) (1)	500,000	500,000
1.120%, 11/01/2022 (Optional Put Date 04/30/2017) (1)	435,000	435,000
New York City Water & Sewer System:
1.100%, 06/15/2032 (Optional Put Date 04/30/2017)(Callable 04/17/2017) (1)	680,000	680,000
1.120%, 06/15/2032 (Optional Put Date 04/30/2017)(Callable 04/15/2017) (1)	250,000	250,000
New York State Dormitory Authority:
4.000%, 05/15/2017	25,000	25,090
5.000%, 07/01/2017	25,000	25,248
1.420%, 05/01/2018 (Callable 04/30/2017) (1)	390,000	390,160
4.000%, 12/01/2018	200,000	206,014
5.000%, 12/15/2021	45,000	51,914
New York State Energy Research & Development Authority,
1.383%, 12/01/2020 (1)(2)	350,000	335,503
New York State Housing Finance Agency,
1.250%, 11/01/2018	15,000	15,017
New York State Thruway Authority Highway & Bridge Trust Fund,
5.000%, 04/01/2019 (Pre-refunded to 10/01/2018)	175,000	185,266

Niskayuna Central School District,
1.300%, 03/15/2018	160,000	159,475
Oneida County Industrial Development Agency,
0.000%, 07/01/2026 (Callable 07/01/2017) ^	75,000	49,946
Shenendehowa Central School District,
1.550%, 08/01/2018	200,000	199,816
State of New York,
1.367%, 03/15/2021 (Callable 04/06/2017)(Insured by AGM) (1)(2)	50,000	48,916
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	400,000	416,040
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	150,000	153,741
Triborough Bridge & Tunnel Authority:
1.026%, 11/15/2027 (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021)(1)	100,000	98,715
1.123%, 01/01/2031 (Callable 11/01/2018)(1)	100,000	100,240
		5,659,434	8.3%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	100,000	112,277
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	185,000	208,885
5.000%, 01/01/2021 (ETM)	650,000	733,922
6.000%, 01/01/2022 (ETM)	100,000	119,748
North Carolina Medical Care Commission:
4.750%, 11/01/2017	50,000	51,014
5.000%, 11/01/2018	25,000	26,403
5.000%, 10/01/2019 (Callable 10/01/2017)	55,000	56,037
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	80,000	92,347
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,168,850
University of North Carolina at Chapel Hill,
1.276%, 12/01/2041 (Callable 06/01/2017)(Mandatory Tender Date 12/01/2017) (1)	50,000	50,009
		2,619,492	3.9%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/01/2017)	145,000	142,908
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 04/17/2017)	490,000	454,078
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 04/17/2017)	100,000	97,879
		694,865	1.0%
Ohio
City of Bowling Green OH,
4.500%, 06/01/2019	60,000	62,163
Cleveland-Cuyahoga County Port Authority,
3.000%, 05/15/2018	50,000	50,740
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	100,000	100,032
County of Hamilton OH,
4.000%, 01/01/2018	100,000	101,620
County of Huron OH,
5.250%, 12/01/2017 (Callable 06/01/2017)	50,000	50,320
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,904
Lancaster Port Authority,
1.146%, 08/01/2019 (Callable 02/01/2019) (1)	70,000	69,505
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	39,076
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)	245,000	260,648
Shawnee State University,
2.000%, 06/01/2019 (Insured by BAM)	250,000	251,420
Summit County Development Finance Authority:
3.000%, 05/15/2018	135,000	136,624
2.000%, 11/15/2019	30,000	30,186
		1,206,238	1.8%
Oklahoma
Logan County Independent School District,
4.000%, 08/01/2020	25,000	26,874
Mayes County Independent School District,
0.850%, 06/01/2017	50,000	49,994
Oklahoma City Industrial & Cultural Facilities Trust,
1.365%, 06/01/2019 (1)(2)	100,000	99,756
		176,624	0.3%
Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	25,646
Oregon State Facilities Authority:
1.910%, 10/01/2022 (Callable 04/01/2018)(Mandatory Tender Date 09/15/2018) (1)	100,000	100,192
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	16,165
		142,003	0.2%
Pennsylvania
Allegheny County Higher Education Building Authority,
4.000%, 10/15/2018	365,000	377,717
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	30,000	31,575
Bethlehem Parking Authority,
2.000%, 10/01/2018	100,000	101,370
Borough of Wilkinsburg PA,
1.500%, 07/15/2019	315,000	315,914
Chester County Health & Education Facilities Authority,
5.000%, 11/01/2019	225,000	241,427
City of Erie PA,
0.000%, 11/15/2018 (ETM)(Insured by AGM) ^	60,000	58,977

Coatesville School District,
5.000%, 08/01/2023	150,000	173,317
Commonwealth Financing Authority,
5.000%, 06/01/2023	225,000	256,626
County of Allegheny PA,
1.243%, 11/01/2026 (Callable 11/01/2017)(Insured by AGM)(1)	75,000	72,913
County of Westmoreland PA,
0.000%, 08/01/2017 (ETM)(Insured by AMBAC) ^	40,000	39,891
Crawford Central School District,
5.000%, 02/01/2019 (Callable 08/01/2018)	100,000	104,779
Erie Parking Authority,
2.000%, 09/01/2019	105,000	106,011
Greater Latrobe School Authority,
2.250%, 04/15/2019 (Callable 05/01/2017)	500,000	500,660
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018 (Insured by BAM)	50,000	50,670
2.000%, 12/01/2019 (Insured by BAM)	105,000	106,333
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	40,060
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	49,628
Montgomery County Industrial Development Authority/PA,
5.000%, 01/15/2018	50,000	51,233
Pennsylvania Economic Development Financing Authority:
5.000%, 03/01/2019	130,000	139,099
1.550%, 12/01/2033 (Mandatory Tender Date 12/03/2018)	275,000	274,593
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	100,000	114,766
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042 (Callable 10/01/2021)	100,000	102,248
3.500%, 10/01/2046 (Callable 10/01/2025)	245,000	255,057
4.000%, 10/01/2046 (Callable 04/01/2026)	275,000	292,988
Pennsylvania Turnpike Commission,
1.790%, 12/01/2020 (Callable 06/01/2020) (1)	225,000	225,923
Scranton School District/PA:
4.000%, 06/01/2018	150,000	153,494
5.000%, 06/01/2019	100,000	105,773
Somerset County General Authority,
2.000%, 10/01/2019	155,000	156,886
Southern Columbia PA Area School District:
0.800%, 04/01/2017	40,000	40,000
1.000%, 04/01/2018	50,000	49,895
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	214,592
		4,804,415	7.1%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018	50,000	51,929
0.000%, 07/01/2019 ^	50,000	46,243
		98,172	0.1%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	100,000	107,041
Rhode Island Housing & Mortgage Finance Corp./RI:
1.050%, 10/01/2044 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)	100,000	99,687
3.500%, 10/01/2046 (Callable 04/01/2025)	85,000	87,910
		294,638	0.4%
South Carolina
City of Charleston SC Waterworks & Sewer System Revenue,
1.222%, 01/01/2028 (Callable 07/01/2017)(Mandatory Tender Date 01/01/2018) (1)	50,000	50,040
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	110,810
Easley Combined Utility System,
3.250%, 12/01/2017	50,000	50,742
Scago Educational Facilities Corp. for Union School District,
4.000%, 12/01/2017	100,000	101,934
South Carolina Jobs-Economic Development Authority,
4.500%, 11/01/2017	40,000	40,808
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036 (Callable 07/01/2025)	335,000	354,618
		708,952	1.0%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	75,000	82,634
Knox County Health Educational & Housing Facility Board,
5.000%, 04/01/2020	200,000	216,536
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.900%, 04/01/2019 (Mandatory Tender Date 04/01/2018)	150,000	149,544
Metropolitan Government Nashville & Davidson County Revenue,
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020)	500,000	496,890
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	30,000	31,597
Tennessee Housing Development Agency,
4.000%, 01/01/2046 (Callable 01/01/2025)	70,000	74,278
		1,051,479	1.5%
Texas
Bexar County Health Facilities Development Corp.:
4.000%, 07/15/2018	50,000	51,273
4.000%, 07/15/2019	75,000	77,863
Central Texas Turnpike System,
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020)	215,000	235,657
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	139,964
City of Fort Worth TX,
5.000%, 03/01/2026 (Pre-refunded to 03/01/2019)	500,000	535,880

City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,936
4.000%, 12/01/2024	250,000	274,330
Clear Creek Independent School District,
3.000%, 02/15/2035 (Mandatory Tender Date 08/14/2017)(PSF Guaranteed)	225,000	226,667
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	100,000	104,558
Coastal Water Authority,
4.000%, 12/15/2017	25,000	25,545
County of Denton TX,
2.625%, 07/15/2017	25,000	25,130
County of Harris TX,
1.610%, 08/15/2021 (Callable 02/15/2018)(Mandatory Tender Date 08/15/2018) (1)	30,000	30,004
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed)	95,000	98,356
Dallas Independent School District:
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2020)(PSF Guaranteed)	200,000	217,532
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed)	340,000	385,835
Dawson Independent School District,
0.000%, 02/16/2019 (PSF Guaranteed) ^	245,000	238,346
Fort Bend County Municipal Utility District No. 187,
3.000%, 09/01/2017	20,000	20,136
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019 (Insured by BAM)	150,000	159,762
Fort Bend Independent School District,
0.900%, 08/01/2040 (Mandatory Tender Date 08/01/2018)(PSF Guaranteed)	115,000	114,473
Fort Worth Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2019)	300,000	321,663
Generation Park Management District,
3.000%, 09/01/2018	160,000	161,805
Grand Prairie Independent School District,
0.000%, 08/15/2038 (Pre-refunded to 08/15/2018) ^	75,000	18,007
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021 (PSF Guaranteed)	100,000	114,356
Harris County Cultural Education Facilities Finance Corp.:
1.490%, 12/01/2042 (Callable 06/01/2019)(Mandatory Tender Date 12/01/2019) (1)	50,000	49,940
1.518%, 10/01/2045 (Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (1)	300,000	300,660
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	109,125
Harris County Municipal Utility District No. 419:
3.000%, 09/01/2017 (Insured by AGM)	25,000	25,206
3.000%, 09/01/2017 (Insured by AGM)	50,000	50,401
Harris County-Houston Sports Authority,
0.000%, 11/15/2017 ^	25,000	24,774
Humble Independent School District,
5.000%, 02/15/2025 (Pre-refunded to 02/15/2019)	650,000	696,313
Katy Independent School District,
1.161%, 08/15/2036 (Callable 02/15/2019)(Callable 08/15/2019)(PSF Guaranteed)(1)	300,000	300,288
Laredo Independent School District,
4.000%, 08/01/2017	25,000	25,249
Lewisville Independent School District,
4.500%, 08/15/2023 (Callable 08/15/2017)(PSF Guaranteed)	25,000	25,310
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2017	25,000	25,595
Mission Economic Development Corp.,
1.800%, 12/01/2018	100,000	100,881
New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	98,599
3.000%, 07/01/2019	100,000	100,949
4.000%, 04/01/2020	50,000	52,324
North Texas Health Facilities Development Corp.,
5.000%, 09/01/2020 (Callable 09/01/2017)(Insured by AGM)	55,000	55,813
North Texas Higher Education Authority, Inc.,
1.898%, 07/01/2030 (1)	50,000	50,152
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	28,569
1.950%, 01/01/2038 (Mandatory Tender Date 01/01/2019)	100,000	100,203
Northside Independent School District,
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed)	300,000	302,388
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	28,716
Pasadena Independent School District,
0.920%, 02/01/2035 (Callable 04/30/2017)(Optional Put Date 04/07/2017)(Insured by AGM) (1)	100,000	100,000
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2017)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)	60,000	59,402
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	200,000	227,156
Sam Rayburn Municipal Power Agency,
5.000%, 10/01/2020	150,000	162,978
San Jacinto College District,
5.000%, 02/15/2034 (Pre-refunded to 02/15/2019)	25,000	26,805
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	100,000	101,782
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	50,000	50,054
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	105,000	110,438
5.250%, 12/15/2021	50,000	56,123
Texas Municipal Gas Acquisition & Supply Corp. II,
1.458%, 09/15/2017 (1)	30,000	30,011
Texas Transportation Commission State Highway Fund:
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021)	430,000	470,424
1.260%, 04/01/2032 (1)	200,000	200,000
Trophy Club Public Improvement District,
0.000%, 06/01/2017 (Insured by AGM) ^	50,000	49,894
Viridian Municipal Management District,
6.000%, 12/01/2023 (Insured by BAM)	50,000	61,320

West Ranch Management District:
2.000%, 09/01/2018	50,000	50,478
3.000%, 09/01/2019	50,000	51,886
		7,970,284	11.7%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	95,000	100,341	0.1%
Vermont
City of Burlington VT Electric System Revenue,
5.000%, 07/01/2023 (Callable 07/01/2021)	25,000	27,141	0.0%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	107,153	0.2%
Washington
Central Puget Sound Regional Transit Authority,
1.610%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018) (1)	50,000	50,096
Washington Economic Development Finance Authority,
1.250%, 11/01/2017	250,000	250,198
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	71,499
Washington State University,
4.000%, 10/01/2017	40,000	40,623
		412,416	0.6%
Wisconsin
City of Two Rivers WI,
4.000%, 04/01/2018	125,000	127,140
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	25,844
Milwaukee Redevelopment Authority,
1.800%, 12/01/2038 (Callable 04/30/2017)(Optional Put Date 04/07/2017) (1)	140,000	140,000
Public Finance Authority,
4.000%, 12/01/2020	350,000	346,349
Village of Somers WI,
2.000%, 05/01/2017	25,000	25,013
Waukesha Housing Authority,
1.800%, 12/01/2042 (Callable 04/30/2017)(Optional Put Date 04/07/2017) (1)	145,000	145,000
West Allis West Milwaukee School District:
3.000%, 04/01/2019	150,000	148,741
3.000%, 04/01/2020	50,000	49,269
Whitehall School District,
1.500%, 10/25/2017	250,000	250,548
Wisconsin Center District:
0.000%, 12/15/2018 ^	80,000	77,751
5.250%, 12/15/2023	70,000	80,191
5.250%, 12/15/2027	15,000	17,630
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2017	125,000	125,524
3.000%, 07/01/2018	25,000	25,464
5.000%, 11/15/2018	15,000	15,927
5.500%, 02/15/2019 (Insured by AMBAC)	125,000	132,006
5.000%, 08/15/2020	35,000	38,552
5.875%, 02/15/2022	25,000	29,028
4.000%, 09/15/2023 (Callable 09/15/2022)	50,000	51,907
5.250%, 04/15/2024 (Callable 04/15/2020)	50,000	54,720
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046 (Callable 09/01/2025)	495,000	517,107
		2,423,711	3.6%
Total Municipal Bonds (Cost $67,396,999)		67,362,921	99.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.60% «	363,274	363,274
Total Short-Term Investments (Cost $363,274)		363,274	0.6%
Total Investments (Cost $67,760,273)		67,726,195	99.6%
Other Assets in Excess of Liabilities		283,193	0.4%
TOTAL NET ASSETS		$68,009,388	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
ETM	Escrowed to Maturity
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
^	Non-Income Producing
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(4)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $100,014, which represents 0.15% of total net assets.

«	7-Day Yield

Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$67,362,921	$-	$67,362,921
Total Municipal Bonds	-	67,362,921	-	67,362,921

Short-Term Investment
Money Market Mutual Fund	363,274	-	-	363,274
Total Short-Term Investment	363,274	-	-	363,274

Total Investments	$363,274	$67,362,921	$-	$67,726,195

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,079,250	0.1%
Arizona
Gila County Unified School District No. 10-Payson,
5.250%, 07/01/2027 (Callable 07/01/2017)(Insured by AMBAC)	1,000,000	1,010,580	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,045,350
City of Rogers AR Sewer Revenue:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	629,377
4.000%, 11/01/2026 (Callable 05/01/2024)	680,000	745,273
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	501,349
4.000%, 11/01/2028 (Callable 05/01/2024)	125,000	135,480
		3,056,829	0.3%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM) ^	700,000	57,974
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029 (Pre-refunded to 01/01/2028)	150,000	184,797
Centinela Valley Union High School District,
5.000%, 08/01/2050 (Callable 08/01/2022)(Insured by AGM)	385,000	443,177
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024) ^	885,000	729,771
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM) ^	12,380,000	11,642,895
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM) ^	535,000	436,983
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,500,000	1,785,225
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM) ^	300,000	128,868
Newport Mesa Unified School District,
0.000%, 08/01/2027 ^	1,075,000	794,565
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	575,000	671,450
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021) ^	675,000	149,357
Roseville Joint Union School District GO,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM) ^	105,000	24,479
San Diego Unified School District/CA,
0.000%, 07/01/2033 (Pre-refunded to 07/01/2024) ^	250,000	282,520
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM) ^	6,865,000	6,622,048
0.000%, 01/01/2023 (ETM) ^	14,000,000	12,574,520
0.000%, 01/01/2027 (ETM) ^	1,030,000	806,304
0.000%, 01/01/2028 (ETM) ^	620,000	473,804
San Marcos Public Facilities Authority,
0.000%, 09/01/2019 (ETM) ^	17,495,000	16,913,641
San Mateo Union High School District,
5.000%, 09/01/2041 (Callable 09/01/2023)	1,695,000	1,986,014
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM) ^	275,000	53,922
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM) ^	290,000	52,629
0.000%, 08/01/2044 (Pre-refunded to 08/01/2021)(Insured by AGM) ^	150,000	25,190
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM) ^	525,000	55,130

Sutter Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025) ^	50,000	18,790
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025) ^	50,000	17,495
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025) ^	50,000	13,103
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025) ^	200,000	45,172
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025) ^	345,000	72,298
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025) ^	700,000	93,751
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023) ^	510,000	221,305
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023) ^	460,000	176,074
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023) ^	545,000	174,656
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023) ^	2,000,000	602,800
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023) ^	200,000	47,202
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023) ^	790,000	128,051
		58,505,960	5.6%
Colorado
City of Colorado Springs CO,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,385,319
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM) ^	4,990,000	4,511,309
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	1,665,000	1,716,399
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM) ^	36,045,000	32,385,351
0.000%, 10/01/2022 (ETM) ^	22,540,000	20,251,514
Weld County Reorganized School District No Re-8:
5.000%, 12/01/2027 (Callable 12/01/2026)	755,000	903,833
5.000%, 12/01/2028 (Callable 12/01/2026)	800,000	959,960
5.000%, 12/01/2029 (Callable 12/01/2026)	700,000	833,392
		62,947,077	6.0%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	4,876,017	0.5%
District of Columbia
District of Columbia:
5.000%, 06/01/2028 (Callable 12/01/2026)	800,000	968,312
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	150,000	158,052
		1,126,364	0.1%
Florida
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,470,000	1,659,601
City of Sunrise FL Utility System Revenue,
5.500%, 10/01/2018 (ETM)(Insured by AMBAC)	1,695,000	1,760,868
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,836,696
5.250%, 10/01/2030 (ETM)	1,675,000	2,090,936
County of Miami-Dade FL Water & Sewer System Revenue,
5.250%, 10/01/2022 (Insured by AGM)	1,125,000	1,323,765
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,023,630
County of Seminole FL Water & Sewer Revenue,
6.000%, 10/01/2019 (ETM)	3,625,000	3,862,474
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,520,000	7,241,634
Escambia County Housing Finance Authority,
0.000%, 10/15/2018 (ETM) ^	4,130,000	4,052,108
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	5,000,000	5,333,000
Florida Municipal Power Agency,
5.000%, 10/01/2017 (Callable 05/01/2017)(ETM)	1,590,000	1,622,674
Gulf Environmental Services Inc.,
5.000%, 10/01/2018 (ETM)	585,000	605,504
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,132,694
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,065,000	2,408,843

Lee County School Board:
5.000%, 08/01/2031 (Callable 08/01/2026)	2,170,000	2,507,196
5.000%, 08/01/2032 (Callable 08/01/2026)	1,000,000	1,144,050
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)	1,180,000	1,279,049
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	4,675,000	5,459,324
6.875%, 10/01/2022 (ETM)	3,175,000	3,707,670
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	580,000	596,716
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	740,000	762,259
School District of Broward County/FL:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,591,784
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,606,098
State of Florida,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	14,933,946
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,695,000	1,851,601
		91,394,120	8.7%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	2,325,000	2,760,798
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,050,000	10,122,151
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	1,410,000	1,472,590
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	1,835,000	1,687,356
0.000%, 12/01/2021 (ETM) ^	3,995,000	3,673,562
		19,716,457	1.9%
Illinois
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,000,503
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,792,120
County of Du Page IL,
5.600%, 01/01/2021	670,000	734,327
Illinois Finance Authority:
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	2,922,249
0.000%, 07/15/2023 (ETM) ^	25,325,000	22,006,412
0.000%, 07/15/2025 (ETM) ^	31,660,000	25,711,402
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	439,588
Kane County Community Unit School District,
9.000%, 01/01/2023 (Insured by AGM)	3,525,000	4,758,362
Kane McHenry Cook & De Kalb Counties Unit School District:
7.000%, 01/01/2018 (ETM)(Insured by AMBAC)	365,000	381,129
7.000%, 01/01/2019 (ETM)(Insured by AMBAC)	1,755,000	1,932,817
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,432,812
Lake County Community Consolidated School District No. 50 Woodland,
5.000%, 01/01/2021	1,375,000	1,533,372
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,078,203
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	2,250,000	2,584,193
Public Building Commission of Chicago,
7.000%, 01/01/2020 (ETM)	1,555,000	1,741,211
Regional Transportation Authority:
7.750%, 06/01/2020	720,000	793,692
6.700%, 11/01/2021	910,000	1,018,626
6.000%, 07/01/2022	4,705,000	5,597,774
Southern Illinois University:
5.250%, 04/01/2018	1,075,000	1,110,432
5.250%, 04/01/2019	1,390,000	1,460,390

State of Illinois:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,039,290
6.000%, 11/01/2026	3,000,000	3,494,400
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,268,650
Will County Community Unit School District No. 201-U Crete-Monee,
0.000%, 11/01/2024 (ETM)	705,000	595,126
Winnebago County IL School District:
0.000%, 01/01/2018 (ETM)(Insured by AGM)	155,000	153,942
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,184,551
		106,765,573	10.2%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,198,452
Hammond Multi-School Building Corp.,
6.000%, 01/15/2018 (ETM)	220,000	228,620
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021)(1)	1,550,000	1,540,529
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019	1,155,000	1,240,193
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,263,420
South Bend Community School Corp.,
5.000%, 07/15/2017	505,000	510,308
		6,981,522	0.7%
Iowa
Iowa Finance Authority,
0.920%, 12/01/2033 (Callable 04/30/2017)(Optional Put Date 04/07/2017)(1)	2,550,000	2,550,000
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,350,194
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,383,958
5.000%, 09/01/2043 (Pre-refunded to 09/01/2023)	5,050,000	5,929,963
		13,214,115	1.3%
Kansas
City of Wichita KS:
5.000%, 11/15/2020 (ETM)	1,120,000	1,261,064
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	46,041
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,156,596
Wyandotte County-Kansas City Unified Government Utility System Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	1,991,522
		4,455,223	0.4%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023 (Pre-refunded to 02/01/2022)	70,000	80,966
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	70,000	80,966
5.000%, 02/01/2026 (Pre-refunded to 02/01/2022)	75,000	86,750
		248,682	0.0%
Louisiana
Jefferson Parish Hospital Service District:
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)(Insured by AGM)	2,370,000	2,757,234
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,256,461
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	11,470,000	14,256,866
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,120,000	27,476,137
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,655,000	7,440,024
State of Louisiana,
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,066,300
		64,253,022	6.1%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,390,060
State of Maryland,
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,105,150
		2,495,210	0.2%

Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,012,950
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,175,000	1,246,628
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	1,935,000	2,054,815
3.500%, 12/01/2046 (Callable 12/01/2025)	1,020,000	1,055,721
Massachusetts Water Resources Authority,
6.500%, 07/15/2019 (ETM)(Insured by FGIC-TCRS)	1,375,000	1,446,060
		21,816,174	2.1%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,430,741
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	561,710
Chippewa Valley Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	4,505,000	5,193,364
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,167,470
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,329,913
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,014,290
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,475,090
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2025)	4,000,000	4,241,000
3.500%, 06/01/2047 (Callable 06/01/2026)	1,500,000	1,561,410
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,186,705
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,512,026
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC) ^	2,000,000	1,822,580
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,202,181
		32,698,480	3.1%
Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	500,000	583,430
Minnesota Housing Finance Agency:
4.250%, 07/01/2028 (Callable 01/01/2020)	300,000	311,550
4.500%, 07/01/2034 (Callable 07/01/2021)	710,000	741,893
University of Minnesota,
5.500%, 07/01/2021 (ETM)	10,380,000	11,695,561
		13,332,434	1.3%
Mississippi
Mississippi Development Bank,
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	972,436	0.1%
Missouri
Missouri State Environmental Improvement & Energy Resources Authority,
5.000%, 01/01/2026 (Callable 07/01/2025)	1,000,000	1,213,260
State of Missouri Housing Development Commission,
3.500%, 05/01/2041 (Callable 11/01/2025)	2,330,000	2,441,001
		3,654,261	0.3%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	1,575,000	1,638,063
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,112,910
		2,750,973	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	825,000	868,651
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,115,765
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,230,000	2,451,862

New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	2,260,000	2,319,054
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2020	5,000,000	5,379,550
5.000%, 06/15/2021 (Callable 06/15/2018)	1,000,000	1,035,570
New Jersey Turnpike Authority,
5.500%, 01/01/2025	2,100,000	2,580,522
		18,750,974	1.8%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,864,602
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	670,000	699,031
4.500%, 09/01/2028 (Callable 03/01/2020)	345,000	357,047
		3,920,680	0.4%
New York
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,189,305
5.000%, 08/01/2022	5,000,000	5,805,700
Metropolitan Transportation Authority:
6.000%, 04/01/2020 (ETM)	13,640,000	14,593,845
5.000%, 11/15/2028 (Callable 05/15/2026)	1,300,000	1,527,409
New York City Water & Sewer System,
1.120%, 06/15/2032 (Optional Put Date 04/30/2017)(Callable 04/15/2017)(1)	2,000,000	2,000,000
New York State Dormitory Authority:
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	13,672,268
5.000%, 03/15/2030 (Callable 03/15/2024)	6,665,000	7,730,334
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,334,960
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,000,000	2,314,800
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,868,440
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	1,750,000	1,764,315
		61,801,376	5.9%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (Callable 05/01/2027)(ETM)	10,355,000	11,495,914
6.400%, 01/01/2021 (ETM)	3,347,000	3,710,049
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	11,935,000	13,279,836
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	606,028
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,168,850
		30,260,677	2.9%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,709,490
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	535,640
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	3,715,000	3,890,051
		6,135,181	0.6%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	960,000	1,025,145
Cleveland Municipal School District:
4.000%, 12/01/2019	1,940,000	2,069,437
5.000%, 12/01/2020	2,015,000	2,258,795
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)	880,000	911,707
3.500%, 09/01/2046 (Callable 09/01/2025)	1,690,000	1,757,025
4.000%, 03/01/2047 (Callable 09/01/2025)	7,445,000	7,920,512
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,701,259
		23,643,880	2.2%

Oregon
State of Oregon,
4.000%, 12/01/2045 (Callable 06/01/2025)	4,590,000	4,896,704
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047 (Callable 07/01/2025)	1,890,000	2,015,949
		6,912,653	0.7%
Pennsylvania
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	1,410,000	1,500,579
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	1,975,000	2,056,074
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)	1,510,000	1,642,789
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,748,014
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	3,117,657
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,771,097
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	1,290,000	1,449,612
		14,285,822	1.4%
Puerto Rico
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM) ^	1,555,000	1,552,139
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM) ^	620,000	618,859
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	890,000	1,038,461
Puerto Rico Public Finance Corp.:
6.000%, 08/01/2026 (ETM)	1,080,000	1,361,783
6.000%, 08/01/2026 (ETM)	1,675,000	2,112,024
6.000%, 08/01/2026 (ETM)	500,000	630,455
6.000%, 08/01/2026 (ETM)	300,000	378,273
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	5,750,000	7,046,337
		14,738,331	1.4%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,941,900	0.6%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,277,900
Piedmont Municipal Power Agency,
6.750%, 01/01/2020 (ETM)	6,450,000	7,379,510
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042 (Pre-refunded to 04/01/2020)	90,000	103,648
		12,761,058	1.2%
South Dakota
Harrisburg School District No. 41,
0.000%, 08/01/2026 (2) ^	415,000	409,978
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	370,000	365,468
		775,446	0.1%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,225,474
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.000%, 06/01/2021 (ETM) ^	1,270,000	1,180,808
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019 (ETM)	2,375,000	2,503,464
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	1,430,000	1,478,691
		7,388,437	0.7%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,606,051
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,128,484

5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,165,640
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	595,005
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	865,000	943,974
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,675,000	1,941,023
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	921,069
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,653,596
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,493,270
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,484,020
City of El Paso TX Water & Sewer Revenue,
4.000%, 03/01/2028 (Callable 03/01/2026)	1,000,000	1,093,990
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)(Insured by AGM) ^	13,355,000	12,869,279
5.500%, 12/01/2024 (ETM)	1,735,000	2,104,225
5.500%, 12/01/2029 (ETM)	16,050,000	20,710,438
City of Lubbock TX,
5.000%, 02/15/2021 (Pre-refunded to 02/15/2018)(Insured by AGM)	3,425,000	3,543,642
City of San Antonio TX Electric & Gas Systems Revenue,
5.650%, 02/01/2019 (ETM)	7,865,000	8,321,721
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,127,590
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,017,653
County of Harris TX:
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	187,390
5.000%, 10/01/2026 (Callable 10/01/2025)	4,155,000	4,987,247
5.000%, 08/15/2027 (Callable 08/15/2022)	3,480,000	4,051,903
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,420,644
Dallas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,661,050
DeSoto Independent School District,
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,225,822
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,379,862
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,981,962
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,046,376
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,685,332
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,185,240
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,356,685
5.000%, 08/15/2025 (PSF Guaranteed)	1,430,000	1,723,322
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	4,370,000	4,602,222
5.750%, 07/01/2027 (ETM)	5,000,000	6,105,800
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020 (PSF Guaranteed)	1,000,000	1,095,870
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,187,889
Humble Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,699,230
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,493,187
Keller Independent School District/TX:
5.000%, 02/15/2022 (PSF Guaranteed)	1,370,000	1,575,212
5.000%, 02/15/2023 (PSF Guaranteed)	3,340,000	3,901,554
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,230,108
La Porte Independent School District/TX,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,296,313
Lamar Consolidated Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2025)(PSF Guaranteed)	5,860,000	6,982,424
5.000%, 02/15/2027 (Callable 02/15/2025)(PSF Guaranteed)	2,550,000	3,018,333

Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,470,828
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,200,000	1,386,876
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,530,499
Lubbock Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,066,260
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,016,059
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,257,578
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,694,753
5.000%, 08/15/2025 (PSF Guaranteed)	2,600,000	3,117,998
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,798,845
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM) ^	200,000	176,512
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,177,220
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,230,078
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	6,954,212
5.000%, 08/01/2023 (PSF Guaranteed)	5,330,000	6,275,062
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,471,464
North Texas Tollway Authority:
5.125%, 01/01/2028 (Pre-refunded to 01/01/2018)	70,000	72,156
0.000%, 09/01/2043 (Callable 09/01/2031) ^	1,400,000	1,406,874
Northside Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,210,200
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	1,450,000	1,461,542
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,256,817
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,178,780
Port Arthur Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	1,700,000	2,017,016
Retama Development Corp.,
8.750%, 12/15/2018 (ETM)	2,035,000	2,283,412
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	792,687
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,078,756
Spring Independent School District,
5.000%, 08/15/2019 (Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,076,008
State of Texas,
5.000%, 08/01/2021	1,205,000	1,381,930
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	6,745,000	7,832,631
Temple Independent School District/TX,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,217,082
Texas State Public Finance Authority,
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	380,000	429,370
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021)(1)	1,570,000	1,717,596
The University of Texas System,
5.000%, 08/15/2022	8,595,000	10,037,499
Tomball Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	5,440,000	6,529,578
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	693,384
Waco Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	3,085,000	3,582,148
5.000%, 08/15/2023 (PSF Guaranteed)	3,090,000	3,634,983

Wichita Falls Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	1,670,000	1,977,447
Wylie Independent School District/TX,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,303,567
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,166,890
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,844,421
		230,608,665	21.8%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)	3,900,000	4,463,121
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)	1,750,000	2,002,682
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	2,330,000	2,460,993
		8,926,796	0.8%
Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)(Insured by AGM)	1,095,000	1,138,844
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,745,520
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,394,803
		4,279,167	0.4%
Washington
Grant & Douglas Counties School District No. 144-101 Quincy,
4.000%, 12/01/2027 (Callable 06/01/2026)	2,200,000	2,472,338
Pierce County School District,
4.000%, 12/01/2027 (Callable 06/01/2026)	1,000,000	1,105,660
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020 (Callable 05/01/2017)(ETM)	2,835,000	3,101,065
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	4,910,400
State of Washington:
5.500%, 07/01/2023	5,040,000	5,921,546
5.000%, 07/01/2032 (Callable 01/01/2025)	6,000,000	6,903,480
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,112,379
5.000%, 08/01/2038 (Callable 08/01/2026)	975,000	1,115,449
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,030,693
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	724,747
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	8,653,716
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,770,000	5,690,991
		46,742,464	4.4%
Wisconsin
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026	685,000	829,782
0.000%, 12/15/2029 (ETM) ^	50,000	35,306
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	1,000,000	1,096,250
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,410,000	1,503,821
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	895,342
5.000%, 12/15/2031 (Callable 06/15/2026)	2,530,000	2,907,527
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027 (Pre-refunded to 08/15/2022)	1,500,000	1,750,080
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046 (Callable 09/01/2025)	2,870,000	2,998,174
		12,016,282	1.1%
Total Municipal Bonds (Cost $1,004,355,923)		1,027,240,548	97.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «	351,529	351,529
Total Short-Term Investment (Cost $351,529)		351,529	0.0%
Total Investments (Cost $1,004,707,452)		1,027,592,077	97.8%
Other Assets in Excess of Liabilities		23,575,824	2.2%
TOTAL NET ASSETS		$1,051,167,901	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FGIC-TCRS	Financial Guaranty Insurance Company
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
(2)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
^	Non Income Producing
«	7-Day Yield

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$1,027,240,548	$-	$1,027,240,548
Total Municipal Bonds	-	1,027,240,548	-	1,027,240,548

Short-Term Investment
Money Market Mutual Fund	351,529	-	-	351,529
Total Short-Term Investment	351,529	-	-	351,529

Total Investments	$351,529	$1,027,240,548	$-	$1,027,592,077

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	$310,000	$358,100
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023)	30,000	33,327
5.000%, 03/01/2043 (Callable 03/01/2023)	275,000	304,400
County of Cullman AL Water Revenue,
3.000%, 05/01/2017 (Insured by BAM)	280,000	280,448
Eutaw Industrial Development Board,
0.960%, 06/01/2028 (Optional Put Date 04/30/2017) (1)	500,000	500,000
Industrial Development Board of the City of Mobile Alabama,
1.625%, 07/15/2034 (Mandatory Tender Date 10/02/2018)	150,000	150,231
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	224,316
Special Care Facilities Financing Authority of the City of Pell City AL,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,091,710
Town of Mulga AL,
3.000%, 08/15/2018 (Insured by AGM)	200,000	205,420
		3,147,952	2.6%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	253,159
4.000%, 06/01/2040 (Callable 06/01/2021)	65,000	66,042
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	569,525
City of Valdez AK,
5.000%, 01/01/2021	435,000	481,110
		1,369,836	1.1%
Arizona
Arizona Department of Transportation State Highway Fund Revenue,
4.000%, 07/01/2030 (Callable 07/01/2022)	15,000	15,946
Arizona Health Facilities Authority,
2.760%, 02/01/2048 (Callable 08/09/2019)(Mandatory Tender Date 02/05/2020) (1)	100,000	101,808
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	497,590	470,869
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	440,884
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	578,025
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	250,000	245,603
4.000%, 07/01/2026	125,000	126,635
The Industrial Development Authority of the County of Yavapai,
3.000%, 08/01/2017	220,000	221,038
		2,200,808	1.8%
Arkansas
Arkansas Development Finance Authority,
3.000%, 07/01/2018	100,000	101,450
City of Conway AR Wastewater Department,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	205,951
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	325,000	323,450
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	380,000	382,329
		1,013,180	0.8%
California
Bay Area Toll Authority:
2.010%, 04/01/2045 (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (1)	300,000	302,952
1.610%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (1)	250,000	250,732
Belmont-Redwood Shores CA School District,
0.000%, 08/01/2031 (Callable 08/01/2026) ^	75,000	73,039
California Health Facilities Financing Authority,
5.000%, 04/01/2020	300,000	322,008
California Public Finance Authority:
5.000%, 10/15/2020	180,000	195,548
5.000%, 10/15/2021	200,000	220,376
California School Finance Authority:
3.000%, 08/01/2017	50,000	50,249
3.000%, 08/01/2017	300,000	301,494
California Statewide Communities Development Authority:
5.250%, 12/01/2027 (Pre-refunded to 12/01/2017)	35,000	36,014
2.158%, 04/01/2028 (1)(2)	700,000	642,644

Chawanakee Unified School District:
0.000%, 08/01/2026 (Insured by BAM) ^	110,000	109,641
0.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) ^	100,000	98,922
0.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) ^	75,000	73,571
0.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) ^	80,000	77,755
City of Redding CA,
1.260%, 07/01/2022 (ETM)(1)(2)	150,000	143,058
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041 (Callable 08/01/2026)(Insured by AGM) ^	140,000	141,669
Corona-Norca Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM) ^	415,000	546,418
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM) ^	30,000	29,216
Dinuba Redevelopment Agency,
5.000%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	330,000	376,348
East Bay Municipal Utility District Water System Revenue,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	549,318
Encinitas Union School District,
0.000%, 08/01/2030 (Callable 08/01/2025) ^	205,000	124,255
Golden State Tobacco Securitization Corp.,
0.000%, 06/01/2022 ^ (3)	365,000	417,202
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM) ^	140,000	156,346
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	318,464
Long Beach Bond Finance Authority:
5.250%, 11/15/2023,	50,000	57,639
5.000%, 11/15/2029	50,000	57,427
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) ^	530,000	469,384
Mountain View Los Altos Union High School District,
0.000%, 08/01/2030 ^	50,000	49,099
Needles Unified School District,
0.000%, 08/01/2034 (Insured by AGM) ^	25,000	21,708
Norman Y Mineta San Jose International Airport SJC,
5.000%, 03/01/2027 (Callable 04/11/2017)(Insured by AMBAC)	400,000	400,280
Northern California Gas Authority,
1.299%, 07/01/2019 (1)	200,000	198,494
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031) ^	100,000	109,288
Palomar Health:
3.000%, 11/01/2017	150,000	150,676
0.000%, 08/01/2040 (Callable 08/01/2030) ^	95,000	102,678
Redondo Beach Unified School District:
0.000%, 08/01/2031 ^	20,000	19,418
6.375%, 08/01/2034 (Callable 08/01/2026)	455,000	591,973
Rialto Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2036)(Insured by AGM) ^	240,000	214,886
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) ^	125,000	116,841
0.000%, 08/01/2042 (Callable 08/01/2034) ^	25,000	23,546
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	292,948
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	450,000	519,953
San Diego Unified School District:
5.000%, 07/01/2030 (Callable 07/01/2026)	570,000	677,052
4.000%, 07/01/2032 (Callable 07/01/2026)	300,000	317,820
State of California:
5.250%, 10/01/2020 (Callable 10/01/2019)	1,050,000	1,154,779
5.000%, 10/01/2029 (Callable 10/01/2024)	225,000	262,031
1.382%, 12/01/2029 (Callable 06/01/2018)(Mandatory Tender Date 12/03/2018) (1)	125,000	125,690
Upland Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2025) ^	170,000	171,690
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) ^	50,000	43,199
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) ^	50,000	40,929
		11,746,667	9.8%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	145,236
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	300,000	300,795
Cathedral Pines Metropolitan District,
2.625%, 12/01/2021	225,000	217,917
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	118,378
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	300,000	354,834
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	581,435

Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2025	750,000	846,090
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	542,535
Denver Health & Hospital Authority,
5.000%, 12/01/2017 (Callable 05/01/2017)	250,000	250,857
E-470 Public Highway Authority,
1.708%, 09/01/2039 (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(1)	500,000	500,755
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	160,000	155,315
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	65,000	65,044
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	683,010
5.000%, 12/01/2026 (Insured by BAM)	460,000	525,417
Weld County CO School District,
5.000%, 12/15/2029 (Callable 12/15/2026)	1,150,000	1,350,641
		6,638,259	5.6%
District of Columbia
District of Columbia,
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	105,368
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	500,000	510,660
Metropolitan Washington Airports Authority,
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	284,615
Metropolitan Washington Airports Authority Dulles Toll Road Revenue:
6.500%, 10/01/2041 (Callable 10/01/2026)	275,000	349,795
0.000%, 10/01/2044 (Callable 10/01/2028) ^	170,000	194,429
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024 (Callable 07/01/2019)	50,000	54,031
		1,498,898	1.3%
Florida
City of Orlando FL,
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	112,435
County of Bay FL Water and Sewer System Revenue,
4.000%, 09/01/2018	250,000	259,760
County of Miami-Dade FL,
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	144,125
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	350,000	373,310
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	561,990
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2018	200,000	207,080
Martin County Health Facilities Authority,
5.000%, 11/15/2023	260,000	292,625
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	150,006
5.000%, 07/01/2021	250,000	270,787
Monroe County School District/FL,
5.000%, 10/01/2025 (Insured by AGM)	200,000	238,198
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Callable 07/01/2020)(Insured by AGM)	130,000	140,262
Pinellas County Health Facilities Authority,
1.422%, 11/15/2023 (1)(2)	325,000	308,920
Village Community Development District No. 7,
4.000%, 05/01/2021	245,000	261,001
		3,320,499	2.8%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017) (1)	400,000	401,760
Chatham County Hospital Authority,
5.000%, 01/01/2031 (Callable 01/01/2022)	150,000	166,654
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 01/01/2020)	225,000	242,521
5.000%, 01/01/2028 (Callable 01/01/2020)	1,000,000	1,074,000
City of Dahlonega GA Water & Sewer Revenue,
4.000%, 09/01/2021 (Insured by AGM)	150,000	162,919
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	500,000	573,755
Murray County School District,
4.000%, 10/01/2017	240,000	243,634
Private Colleges & Universities Authority,
5.000%, 10/01/2020	115,000	124,468
		2,989,711	2.5%
Illinois
Bureau County Township High School District No. 502,
6.625%, 10/01/2043 (Callable 12/01/2023)(Insured by BAM)	110,000	134,410
Chicago O'Hare International Airport,
5.500%, 01/01/2031 (Callable 01/01/2021)	500,000	558,320
City of Berwyn IL,
4.000%, 12/01/2020	100,000	105,781

City of Chicago IL:
4.250%, 01/01/2019	175,000	180,778
5.000%, 01/01/2023 (Callable 01/01/2020)	100,000	100,602
5.000%, 01/01/2024	250,000	252,115
5.000%, 01/01/2026 (Callable 05/01/2017)(Insured by AGM)	60,000	60,165
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	261,915
City of Chicago IL Wastewater Transmission Revenue:
5.000%, 01/01/2018 (Insured by BHAC)	150,000	153,682
5.000%, 01/01/2023	170,000	188,457
5.000%, 01/01/2025 (Callable 01/01/2024)	110,000	123,256
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018 (Insured by BAM)	250,000	261,100
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	171,773
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	138,463
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	155,000	164,111
Cook County Community College District No. 508,
5.000%, 12/01/2017	200,000	204,466
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023 ^	200,000	163,828
Cook County School District No. 83,
5.625%, 06/01/2033	245,000	279,119
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020) ^	300,000	154,416
Ford Etc Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	550,000	632,148
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	101,804
5.000%, 02/15/2021	100,000	107,843
5.000%, 01/01/2029 (Callable 01/01/2027)	380,000	428,013
5.250%, 02/15/2030 (Callable 02/15/2020)	200,000	216,298
5.000%, 08/01/2030 (Callable 08/01/2024)	250,000	284,047
4.000%, 05/15/2034 (Callable 05/15/2026)	180,000	174,775
1.899%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (1)	300,000	300,207
Illinois Housing Development Authority,
2.450%, 06/01/2043 (Callable 01/01/2023)	285,190	279,506
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	440,000	478,025
Joliet Park District,
4.000%, 02/01/2018	350,000	356,367
Kankakee County School District No. 111,
1.800%, 06/01/2027 (Callable 06/04/2017) (3)	1,250,000	1,260,025
Kankakee River Metropolitan Agency,
2.000%, 05/01/2017 (Insured by AGM)	100,000	100,050
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036 (Callable 01/01/2021)	285,000	322,953
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023	150,000	167,391
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	111,924
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	400,000	456,996
5.000%, 12/01/2024 (Insured by BAM)	100,000	113,439
Southern Illinois University,
2.050%, 04/01/2017	100,000	100,000
State of Illinois:
5.000%, 06/01/2019	400,000	417,072
5.000%, 01/01/2022 (Callable 01/01/2020)	215,000	223,798
Town of Cicero IL,
5.000%, 01/01/2019 (Insured by AGM)	400,000	424,360
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	129,000	128,951
Village of Crestwood IL:
2.000%, 12/15/2018 (Insured by BAM)	225,000	228,274
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	214,722
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	400,000	454,348
Village of Rosemont IL,
5.375%, 12/01/2031 (Callable 12/01/2020)	685,000	739,670
Will County Community High School District No. 210 Lincoln-Way:
4.000%, 01/01/2022 (Callable 01/01/2019)	75,000	72,541
5.000%, 01/01/2027 (Callable 01/01/2023)	120,000	111,906
Will County IL School District No. 365 Valley View,
0.000%, 11/01/2021 (Insured by AGM) ^	260,000	232,396
Will County Township High School District No. 204 Joliet:
5.000%, 01/01/2025	125,000	145,521
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	346,638
		13,388,765	11.2%

Indiana
City of Rockport IN,
1.750%, 06/01/2025 (Mandatory Tender Date 06/01/2018)	100,000	100,285
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019)	300,000	300,510
County of St Joseph IN,
6.500%, 03/01/2026	120,000	158,557
Indiana Bond Bank:
1.570%, 10/15/2022 (1)	100,000	95,964
1.655%, 10/15/2022 (1)	500,000	480,535
Indiana Finance Authority,
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	174,245
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021)	500,000	496,945
		1,807,041	1.5%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	104,197
4.250%, 05/01/2037 (Callable 05/01/2022) (3)	500,000	494,685
Iowa Finance Authority:
3.500%, 09/01/2017	100,000	100,221
0.920%, 12/01/2033 (Callable 04/30/2017)(Optional Put Date 04/07/2017) (1)	750,000	750,000
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	1,006,500
		2,455,603	2.1%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	346,120
4.000%, 12/01/2021	440,000	463,082
5.000%, 12/01/2022	140,000	154,384
State of Kansas Department of Transportation,
0.926%, 09/01/2019 (1)	115,000	114,762
		1,078,348	0.9%
Kentucky
Kentucky Municipal Power Agency,
5.000%, 09/01/2037 (Pre-refunded to 09/01/2017)	85,000	86,438	0.1%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 07/01/2017	50,000	50,481	0.0%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	295,000	307,360
4.000%, 11/15/2045 (Callable 11/15/2025)	625,000	663,569
		970,929	0.8%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.960%, 07/01/2019 (Callable 05/01/2017) (1)(4)	150,000	150,021
Massachusetts Development Finance Agency,
5.000%, 07/01/2017	340,000	342,543
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/01/2018)	700,000	724,493
		1,217,057	1.0%
Michigan
Adrian City School District,
5.000%, 05/01/2029 (Callable 05/01/2027)	125,000	145,645
City of Detroit MI Sewage Disposal System Revenue,
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	155,000	167,885
City of Detroit MI Water Supply System Revenue:
4.250%, 07/01/2018	100,000	103,600
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	54,216
City of Wyandotte MI Electric System Revenue,
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,006
Hudsonville Public Schools,
4.000%, 05/01/2018 (Insured by Q-SBLF)	100,000	102,984
Lake Orion Community School District,
5.000%, 05/01/2025 (Insured By Q-SBLF)	1,635,000	1,922,940
Michigan Finance Authority,
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	276,815
Saginaw City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	240,000	279,175
Warren Consolidated Schools:
5.000%, 05/01/2019 (Insured by BAM)	130,000	139,524
5.000%, 05/01/2025 (Insured by BAM)	300,000	352,356
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	283,445
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	53,242
		3,909,833	3.3%
Minnesota
Minnesota Housing Finance Agency,
4.000%, 01/01/2047 (Callable 01/01/2026)	1,150,000	1,218,299

Western Minnesota Municipal Power Agency,
5.000%, 01/01/2033 (Callable 01/01/2024)	140,000	157,690
		1,375,989	1.1%
Mississippi
City of Jackson MS Water & Sewer System Revenue,
4.000%, 09/01/2018 (Insured by BAM)	250,000	258,870
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	591,921
6.750%, 12/01/2033 (Callable 12/01/2023)(Insured by AGM)	100,000	125,556
		976,347	0.8%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	262,100
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2018	100,000	101,936
4.000%, 08/01/2019	150,000	154,048
Missouri Development Finance Board,
2.000%, 04/01/2017	130,000	130,000
Missouri Housing Development Commission,
3.700%, 11/01/2035 (Callable 05/01/2025)	225,000	224,546
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	500,000	503,455
State of Missouri Environmental Improvement & Energy Resources Authority,
1.085%, 12/01/2022 (1)(2)	500,000	461,337
State of Missouri Housing Development Commission,
3.500%, 05/01/2041 (Callable 11/01/2025)	250,000	261,910
		2,099,332	1.8%
Montana
City of Billings MT Sewer System Revenue:
5.000%, 07/01/2028 (Callable 07/01/2027)	300,000	364,047
5.000%, 07/01/2029 (Callable 07/01/2027)	550,000	661,936
Montana Board of Housing,
3.600%, 12/01/2030 (Callable 06/01/2022)	505,000	506,990
		1,532,973	1.3%
Nebraska
County of Buffalo NE:
4.000%, 12/15/2029 (Callable 09/13/2021)	200,000	212,182
4.000%, 12/15/2030 (Callable 09/13/2021)	250,000	264,580
4.000%, 12/15/2031 (Callable 09/13/2021)	300,000	315,951
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	159,350
		952,063	0.8%
Nevada
City of North Las Vegas NV:
2.000%, 12/01/2017	195,000	196,002
2.000%, 12/01/2018	195,000	196,619
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)	1,000,000	1,038,820
5.375%, 10/01/2039 (Callable 04/01/2019)	345,000	358,472
		1,789,913	1.5%
New Jersey
City of Newark NJ,
5.000%, 09/01/2017	100,000	101,503
Landis Sewage Authority,
2.942%, 09/19/2019 (1)(2)	150,000	144,448
New Jersey Economic Development Authority:
4.000%, 06/15/2017	375,000	376,969
5.000%, 06/15/2023 (Insured by BAM)	275,000	295,718
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	200,000	231,368
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	160,776
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	225,000	257,976
New Jersey Higher Education Student Assistance Authority,
5.250%, 12/01/2028 (Callable 12/01/2019)	65,000	68,517
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	345,000	369,095
5.000%, 06/15/2021 (Callable 06/15/2018)	350,000	362,449
New Jersey Turnpike Authority,
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	573,045
		2,941,864	2.5%
New Mexico
New Mexico Municipal Energy Acquisition Authority,
1.276%, 11/01/2039 (Callable 02/01/2019)(Mandatory Tender Date 08/01/2019) (1)	190,000	189,069	0.2%
New York
Build NYC Resource Corp.,
5.000%, 08/01/2023	200,000	229,190
City of New York NY Transitional Revenue,
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	289,165
County of Nassau NY:
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	95,000	99,750
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	5,000	5,223

JPMorgan Chase Putters/Drivers Trust,
0.970%, 11/01/2019 (Optional Put Date 05/01/2019)(1)	350,000	350,000
Metropolitan Transportation Authority:
5.000%, 11/15/2028 (Callable 05/15/2026)	1,000,000	1,174,930
5.000%, 11/15/2038 (Callable 11/15/2023)	170,000	188,953
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	530,220
Nassau Health Care Corp.,
2.750%, 01/16/2018	450,000	452,434
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.120%, 08/01/2023 (Optional Put Date 04/30/2017) (1)	850,000	850,000
1.090%, 08/01/2031 (Optional Put Date 04/30/2017) (1)	200,000	200,000
New York City Water & Sewer System,
1.120%, 06/15/2032 (Optional Put Date 04/30/2017)(Callable 04/15/2017) (1)	950,000	950,000
New York State Dormitory Authority:
4.000%, 12/01/2018	400,000	412,028
5.000%, 07/01/2023	150,000	175,499
New York State Energy Research & Development Authority,
1.383%, 12/01/2020 (1)(2)	750,000	718,934
Niskayuna Central School District,
1.630%, 03/15/2019	165,000	164,748
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	250,000	291,640
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	430,000	447,243
		7,529,957	6.3%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	150,000	168,416
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	150,000	152,829
		321,245	0.3%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/01/2017)	380,000	374,517
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 04/17/2017)	980,000	908,156
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	490,000	513,089
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 04/17/2017)	75,000	73,409
		1,869,171	1.6%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027 (Callable 02/15/2022)	245,000	278,781
City of Bowling Green OH,
4.500%, 06/01/2019	150,000	155,406
City of Cleveland OH,
5.000%, 10/01/2023	430,000	501,586
City of Cleveland OH Airport System Revenue,
5.000%, 01/01/2025 (Insured by AGM)	100,000	116,417
Clear Fork Valley Local School District,
4.000%, 12/01/2028 (Callable 12/01/2023)	200,000	218,028
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	300,000	346,308
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	300,000	300,096
County of Licking OH:
4.000%, 12/01/2026 (Callable 12/01/2021)	105,000	113,220
4.000%, 12/01/2027 (Callable 12/01/2021)	60,000	64,258
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	266,718
4.000%, 12/01/2030 (Callable 12/01/2021)	290,000	305,730
Lancaster Port Authority,
1.146%, 08/01/2019 (Callable 02/01/2019)(1)	200,000	198,586
New Riegel Local School District:
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	223,596
4.000%, 12/01/2035 (Callable 12/01/2020)(Insured by BAM)	345,000	357,575
4.000%, 12/01/2037 (Callable 12/01/2020)(Insured by BAM)	370,000	382,321
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)	485,000	515,977
State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	260,975
Summit County Development Finance Authority,
3.000%, 05/15/2017	100,000	100,161
		4,705,739	3.9%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
1.365%, 06/01/2019 (1)(2)	150,000	149,634
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	214,897
		364,531	0.3%

Oregon
Umatilla County School District No. 6R,
0.000%, 06/15/2035 (Callable 06/15/2027) ^	415,000	360,610	0.3%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	117,520
Bethlehem Parking Authority,
2.000%, 10/01/2018	250,000	253,425
Greater Latrobe School Authority,
2.250%, 04/15/2019 (Callable 05/01/2017)	670,000	670,884
Montgomery County Industrial Development Authority/PA,
0.930%, 11/15/2029 (Optional Put Date 04/30/2017)(Callable 04/03/2017) (1)	1,250,000	1,250,000
New Castle Sanitation Authority,
2.000%, 06/01/2017 (Insured by BAM)	320,000	320,608
Northampton County General Purpose Authority,
2.310%, 08/15/2043 (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020) (1)	65,000	65,293
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	545,000	567,372
Pennsylvania Turnpike Commission:
5.000%, 12/01/2023 (Pre-refunded to 12/01/2019)	200,000	220,078
0.000%, 12/01/2028 ^	275,000	293,117
0.000%, 12/01/2030 (Callable 12/01/2027) ^	205,000	250,465
0.000%, 12/01/2030 (Callable 12/01/2027) ^	335,000	400,740
0.000%, 12/01/2038 (Callable 12/01/2028) ^	200,000	202,620
Reading School District,
5.000%, 02/01/2023	230,000	262,439
The School District of Philadelphia:
5.000%, 09/01/2017	100,000	101,429
5.000%, 09/01/2017	300,000	304,287
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)	250,000	287,198
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	134,120
		5,701,595	4.8%
Puerto Rico
Commonwealth of Puerto Rico:
4.700%, 07/01/2017 (Insured by NPFGC)	25,000	25,170
4.750%, 07/01/2018 (Insured by AGM)	60,000	61,257
5.500%, 07/01/2018 (Insured by NPFGC)	200,000	207,716
Puerto Rico Public Finance Corp.,
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	500,000	612,725
		906,868	0.8%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	95,000	101,689
Rhode Island Housing & Mortgage Finance Corp./RI:
0.800%, 04/01/2044 (Callable 04/01/2017)(Mandatory Tender Date 10/01/2017)	75,000	74,938
1.050%, 10/01/2044 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)	150,000	149,531
3.500%, 10/01/2046 (Callable 04/01/2025)	135,000	139,622
		465,780	0.4%
South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	279,330
Scago Educational Facilities Corp. for Spartanburg School District,
2.000%, 06/01/2017	75,000	75,121
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	573,875
South Carolina Jobs-Economic Development Authority,
6.500%, 08/01/2039 (Callable 08/01/2021)(Insured by AGM)	60,000	69,585
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	229,156
University of South Carolina,
5.000%, 05/01/2023	140,000	163,378
		1,390,445	1.2%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028 (Callable 09/01/2020)	325,000	355,030	0.3%
Tennessee
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	223,214
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	161,634
5.000%, 04/01/2028 (Callable 04/01/2027)	500,000	566,820
5.000%, 04/01/2036 (Callable 04/01/2027)	250,000	270,848
Metropolitan Government Nashville & Davidson County Revenue,
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020)	250,000	248,445
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	57,115
Tennessee Housing Development Agency:
4.000%, 07/01/2043 (Callable 01/01/2023)	80,000	83,215
4.000%, 07/01/2045 (Callable 01/01/2025)	205,000	217,325
		1,828,616	1.5%

Texas
Allen Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	410,116
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	268,785
4.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	200,000	213,016
City of Irving TX,
5.000%, 08/15/2043 (Callable 08/15/2019)	200,000	202,116
City of Round Rock TX:
4.000%, 12/01/2022	280,000	306,659
4.000%, 12/01/2024	205,000	224,950
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	180,000	188,204
Crane County Water District,
5.000%, 02/15/2023	250,000	287,992
Culberson County-Allamoore Independent School District,
4.000%, 02/15/2036 (Callable 08/15/2022)(PSF Guaranteed)	200,000	206,424
Dallas County Flood Control District No. 1,
5.000%, 04/01/2017	250,000	250,000
Grand Parkway Transportation Corp.,
0.000%, 10/01/2048 (Callable 10/01/2028) ^	250,000	212,117
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	116,711
5.000%, 12/01/2035 (Callable 12/01/2022)	425,000	463,352
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018 (Insured by BAM)	140,000	140,946
2.000%, 04/01/2019 (Insured by BAM)	375,000	375,510
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	200,000	201,646
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	263,720
Lake Worth Independent School District,
0.000%, 02/15/2032 (Callable 05/01/2017)(PSF Guaranteed) ^	25,000	11,488
Leander Independent School District,
0.000%, 08/15/2047 (PSF Guaranteed) ^	950,000	227,630
Lower Colorado River Authority,
5.000%, 05/15/2023	200,000	233,222
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	583,910
Millsap Independent School District,
0.000%, 02/15/2018 (Callable 11/01/2025) ^	125,000	123,296
New Hope Cultural Education Facilities Finance Corp.:
1.000%, 02/01/2018 (Callable 08/01/2017)	200,000	199,246
3.000%, 07/01/2019	125,000	126,187
4.000%, 04/01/2020	175,000	183,132
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	117,035
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	767,509
0.000%, 09/01/2043 (Callable 09/01/2031) ^	300,000	301,473
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	118,697
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	118,002
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	100,000	113,578
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	75,000	76,337
Spring Meadows Municipal Utility District,
4.000%, 09/01/2028 (Callable 09/01/2023)	290,000	314,343
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	200,000	200,216
Texas Municipal Gas Acquisition & Supply Corp. I,
5.625%, 12/15/2017	105,000	106,592
Texas Municipal Gas Acquisition & Supply Corp. II,
1.458%, 09/15/2017 (1)	55,000	55,020
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	207,976
5.000%, 12/15/2028 (Callable 12/15/2022)	500,000	541,615
Trophy Club Public Improvement District,
0.000%, 06/01/2017 (Insured by AGM) ^	370,000	369,212
Viridian Municipal Management District,
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	250,000	301,900
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	583,850
		10,313,730	8.6%
Utah
Salt Lake City Corp Airport Revenue,
5.000%, 07/01/2030 (Callable 07/01/2027)	125,000	147,984
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)	365,000	420,484
5.000%, 04/15/2028 (Callable 04/15/2026)	720,000	823,953

Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	465,000	491,142
Utah Transit Authority,
0.000%, 06/15/2026 (Pre-refunded to 06/15/2017) ^	100,000	64,203
		1,947,766	1.6%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	428,612	0.4%
Washington
Central Puget Sound Regional Transit Authority,
1.610%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018) (1)	250,000	250,480
City of Tacoma WA Solid Waste Utility Revenue:
5.000%, 12/01/2026 (Callable 06/01/2026)	360,000	431,601
5.000%, 12/01/2027 (Callable 06/01/2026)	400,000	474,888
State of Washington,
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	724,870
Washington State Housing Finance Commission,
3.700%, 12/01/2034 (Callable 06/01/2025)	400,000	401,808
		2,283,647	1.9%
Wisconsin
Baraboo Community Development Authority,
3.500%, 03/01/2019 (Callable 03/01/2018) (3)	500,000	506,425
Public Finance Authority,
4.000%, 12/01/2020	650,000	643,221
State of Wisconsin,
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	407,131
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	625,000	685,156
Waukesha Housing Authority,
1.800%, 12/01/2042 (Callable 04/30/2017)(Optional Put Date 04/07/2017) (1)	230,000	230,000
West Allis West Milwaukee School District:
3.000%, 04/01/2019	130,000	128,909
4.000%, 04/01/2024 (Insured by AGM)	180,000	189,531
Wisconsin Center District:
5.250%, 12/15/2023	250,000	286,395
5.250%, 12/15/2027	70,000	82,275
5.000%, 12/15/2028 (Callable 06/15/2026)	125,000	146,157
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	424,064
4.000%, 12/15/2033 (Callable 06/15/2026)	125,000	129,673
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2018 (Callable 09/01/2017)	175,000	177,249
5.000%, 07/01/2023	165,000	184,439
5.000%, 07/01/2024	250,000	281,960
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	55,840
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	392,651
5.125%, 04/15/2031 (Callable 04/15/2023)	350,000	390,320
5.000%, 09/15/2037 (Callable 09/15/2022)	250,000	259,516
5.250%, 10/15/2039 (Callable 10/15/2021)	260,000	282,183
Wisconsin Housing & Economic Development Authority:
4.550%, 07/01/2037 (Callable 07/01/2022)	165,000	166,605
4.700%, 07/01/2047 (Callable 07/01/2022)	90,000	91,082
		6,140,782	5.1%
Total Municipal Bonds (Cost $117,588,728)		117,661,979	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class 0.60% «	1,231,536	1,231,536
Total Short-Term Investments (Cost $1,231,536)		1,231,536	1.0%
Total Investments (Cost $118,820,264)		118,893,515	99.5%
Other Assets in Excess of Liabilities		654,183	0.5%
TOTAL NET ASSETS		$119,547,698	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
ETM	Escrowed to Maturity
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
^	Non-Income Producing
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of March 31, 2017.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(4)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $150,021, which represents 0.13% of total net assets.

«	7-Day Yield

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$117,661,979	$-	$117,661,979
Total Municipal Bonds	-	117,661,979	-	117,661,979

Short-Term Investment
Money Market Mutual Fund	1,231,536	-	-	1,231,536
Total Short-Term Investment	1,231,536	-	-	1,231,536

Total Investments	$1,231,536	$117,661,979	$-	$118,893,515

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird LargeCap Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Co.	4,932	$872,273	2.0%
Huntington Ingalls Industries, Inc.	600	120,144	0.3%
		992,417	2.3%
Airlines
Alaska Air Group, Inc.	3,256	300,268	0.7%
American Airlines Group, Inc.	11,218	474,522	1.1%
Delta Air Lines, Inc.	3,451	158,608	0.4%
United Continental Holdings, Inc. *	3,019	213,262	0.5%
		1,146,660	2.7%
Auto Components
Lear Corp.	3,027	428,563	1.0%
Automobiles
Ford Motor Co.	27,414	319,099	0.8%
General Motors Co.	2,403	84,970	0.2%
Harley-Davidson, Inc.	9,670	585,035	1.3%
		989,104	2.3%
Banks
Citigroup, Inc.	1,326	79,321	0.2%
Fifth Third Bancorp	17,179	436,347	1.0%
J.P. Morgan Chase & Co.	8,653	760,080	1.8%
PNC Financial Services Group, Inc.	3,531	424,567	1.0%
U.S. Bancorp	4,531	233,346	0.6%
		1,933,661	4.6%
Beverages
The Coca-Cola Co.	7,844	332,900	0.8%
Dr. Pepper Snapple Group, Inc.	659	64,529	0.2%
PepsiCo, Inc.	8,269	924,970	2.1%
		1,322,399	3.1%
Biotechnology
AbbVie, Inc.	14,151	922,079	2.2%
Amgen, Inc.	5,294	868,587	2.1%
Biogen, Inc. *	473	129,328	0.3%
Celgene Corp. *	7,601	945,792	2.2%
United Therapeutics Corp. *	432	58,484	0.1%
		2,924,270	6.9%
Capital Markets
Ameriprise Financial, Inc.	5,701	739,306	1.7%
MSCI, Inc.	8,705	846,039	2.0%
		1,585,345	3.7%
Chemicals
Celanese Corp. - Series A	904	81,224	0.2%
LyondellBasell Industries NV - Class A f	601	54,805	0.1%
Monsanto Co.	564	63,845	0.2%
		199,874	0.5%
Communications Equipment
Cisco Systems, Inc.	17,272	583,794	1.4%
F5 Networks, Inc. *	5,343	761,751	1.8%
		1,345,545	3.2%
Consumer Finance
Ally Financial, Inc.	7,700	156,541	0.4%
American Express Co.	7,990	632,089	1.5%
Capital One Financial Corp.	1,773	153,648	0.4%
Discover Financial Services	10,867	743,194	1.7%
Synchrony Financial	12,574	431,288	1.0%
		2,116,760	5.0%
Containers & Packaging
International Paper Co.	3,128	158,840	0.4%
Packaging Corp of America	2,762	253,054	0.6%
		411,894	1.0%

Diversified Consumer Services
H&R Block, Inc.	2,082	48,406	0.1%
Diversified Telecommunication Services
AT&T, Inc.	12,205	507,118	1.2%
Electrical Equipment
Emerson Electric Co.	4,826	288,884	0.7%
Rockwell Automation, Inc.	3,652	568,653	1.3%
		857,537	2.0%
Energy Equipment & Services
Baker Hughes, Inc.	2,480	148,354	0.4%
Food & Staples Retailing
The Kroger Co.	12,191	359,513	0.9%
Sysco Corporation	6,120	317,751	0.7%
Wal-Mart Stores, Inc.	1,530	110,282	0.3%
		787,546	1.9%
Food Products
Archer-Daniels-Midland Co.	1,416	65,193	0.2%
Campbell Soup Co.	892	51,058	0.1%
		116,251	0.3%
Gas Utilities
UGI Corp.	6,640	328,016	0.8%
Health Care Equipment & Supplies
Hologic, Inc. *	10,330	439,542	1.0%
ResMed, Inc.	6,955	500,551	1.2%
Varian Medical Systems, Inc. *	3,633	331,075	0.8%
		1,271,168	3.0%
Health Care Providers & Services
AmerisourceBergen Corporation	655	57,967	0.1%
DaVita, Inc.*	1,180	80,205	0.2%
McKesson Corp.	2,133	316,239	0.8%
		454,411	1.1%
Hotels, Restaurants & Leisure
McDonald's Corp.	916	118,723	0.3%
Wyndham Worldwide Corp.	6,284	529,678	1.2%
		648,401	1.5%
Household Products
The Procter & Gamble Co.	4,912	441,343	1.0%
Spectrum Brands Holdings, Inc.	582	80,904	0.2%
		522,247	1.2%
Independent Power and Renewable Electricity Producers
The AES Corp.	22,704	253,831	0.6%
Insurance
Aflac, Inc.	1,642	118,914	0.3%
The Progressive Corp.	1,658	64,960	0.2%
The Travelers Companies, Inc.	514	61,958	0.1%
		245,832	0.6%
Internet Software & Services
Alphabet, Inc. - Class A *	1,421	1,204,724	2.8%
eBay, Inc. *	1,971	66,166	0.2%
		1,270,890	3.0%
IT Services
Alliance Data Systems Corp.	1,174	292,326	0.6%
International Business Machines Corp.	2,006	349,325	0.8%
MasterCard, Inc. - Class A	2,868	322,564	0.8%
The Western Union Co.	9,824	199,918	0.5%
		1,164,133	2.7%
Life Sciences Tools & Services
Waters Corp. *	3,624	566,467	1.3%
Machinery
Caterpillar, Inc.	1,743	161,681	0.4%
Cummins, Inc.	2,339	353,657	0.8%
Deere & Co.	2,634	286,737	0.7%
		802,075	1.9%

Media
Omnicom Group, Inc.	3,580	308,632	0.7%
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	1,937	97,896	0.2%
Tesoro Corp.	4,995	404,895	1.0%
Valero Energy Corp.	7,101	470,725	1.1%
		973,516	2.3%
Personal Products
Coty, Inc. - Class A	5,983	108,472	0.3%
Pharmaceuticals
Jazz Pharmaceuticals PLC * f	2,860	415,072	1.0%
Johnson & Johnson	2,185	272,141	0.6%
Merck & Co., Inc.	6,487	412,184	1.0%
		1,099,397	2.6%
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	2,569	210,530	0.5%
Intel Corp.	8,051	290,400	0.7%
Microchip Technology, Inc.	2,916	215,142	0.5%
Micron Technology, Inc. *	12,455	359,949	0.8%
NVIDIA Corp.	4,513	491,601	1.2%
QUALCOMM Incorporated	4,402	252,411	0.6%
Xilinx, Inc.	12,809	741,513	1.7%
		2,561,546	6.0%
Software
Cadence Design System, Inc. *	6,859	215,372	0.5%
Citrix Systems, Inc. *	1,861	155,189	0.4%
Microsoft Corp.	23,573	1,552,518	3.6%
Oracle Corp.	10,600	472,866	1.1%
VMware, Inc. - Class A *	5,415	498,938	1.2%
		2,894,883	6.8%
Specialty Retail
Best Buy Co., Inc.	16,817	826,556	1.9%
The Gap, Inc.	6,222	151,132	0.4%
		977,688	2.3%
Technology Hardware, Storage & Peripherals
Apple, Inc.	12,904	1,853,789	4.4%
NetApp, Inc.	10,285	430,427	1.0%
Seagate Technology PLC f	12,760	586,067	1.4%
		2,870,283	6.8%
Trading Companies & Distributors
United Rentals, Inc. *	612	76,531	0.2%
Wireless Telecommunication Services
Sprint Corp. *	13,315	115,574	0.3%
T-Mobile US, Inc. *	4,777	308,547	0.7%
		424,121	1.0%
TOTAL COMMON STOCKS (Cost $31,584,786)		37,684,244	88.9%

Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR *^†	2,216	2,249	0.0%
Safeway PDC LLC CVR *^†	2,216	108	0.0%
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,357	0.0%

Exchange Traded Funds
Exchange Traded Funds
iShares Core S&P 500 ETF	1,780	422,341	1.0%
SPDR S&P Oil & Gas Exploration & Production ETF	7,925	296,712	0.7%
Vanguard Financials ETF	18,122	1,095,837	2.6%
Vanguard S&P 500 ETF	2,887	624,602	1.5%
SPDR S&P 500 ETF Trust	1,801	424,568	1.0%
TOTAL EXCHANGE TRADED FUNDS (Cost $2,651,291)		2,864,060	6.8%

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «	1,835,740	1,835,740	4.3%
TOTAL SHORT-TERM INVESTMENT (Cost $1,835,740)		1,835,740	4.3%
Total Investments (Cost $36,071,817)		42,386,401	100.0%
Liabilities in Excess of Other Assets		(13,646)	0.0%
TOTAL NET ASSETS		$42,372,755	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
^	Illiquid Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$37,684,244	$-	$-	$37,684,244
Total Equity	37,684,244	-	-	37,684,244

Contingent Value Rights
Contingent Value Rights	-	-	2,357	2,357
Total Contingent Value Rights	-	-	2,357	2,357

Exchange Traded Funds
Exchange Traded Funds	2,864,060	-	-	2,864,060
Total Exchange Traded Funds	2,864,060	-	-	2,864,060

Short-Term Investment
Money Market Mutual Fund	1,835,740	-	-	1,835,740
Total Short-Term Investment	1,835,740	-	-	1,835,740

Total Investments*	$42,384,044	$-	$-	$42,386,401

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2016	$2,357
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2017	$2,357

* Transfers between levels are recognized at the end of the reporting period.

Baird MidCap Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Banks
East West Bancorp, Inc.	505,229	$26,074,869	1.9%
First Republic Bank/CA	255,748	23,991,720	1.8%
		50,066,589	3.7%
Beverages
Dr. Pepper Snapple Group, Inc.	216,560	21,205,555	1.5%
Building Products
AO Smith Corp.	611,487	31,283,675	2.3%
Fortune Brands Home & Security, Inc.	383,787	23,353,439	1.7%
		54,637,114	4.0%
Capital Markets
Affiliated Managers Group, Inc.	147,097	24,115,082	1.8%
MarketAxess Holdings, Inc.	61,875	11,600,944	0.8%
		35,716,026	2.6%
Distributors
LKQ Corp. *	519,256	15,198,623	1.1%
Pool Corp.	134,475	16,046,902	1.2%
		31,245,525	2.3%
Electrical Equipment
Rockwell Automation, Inc.	133,815	20,836,334	1.5%
Electronic Equipment, Instruments & Components
CDW Corp.	343,530	19,825,116	1.4%
Trimble Navigation Ltd. *	636,981	20,389,762	1.5%
		40,214,878	2.9%
Food & Staples Retailing
Casey's General Stores, Inc.	148,912	16,715,372	1.2%
Food Products
Mccormick & Co., Inc.	241,477	23,556,081	1.7%
Health Care Equipment & Supplies
The Cooper Cos., Inc.	128,205	25,626,898	1.9%
Edwards Lifesciences Corp. *	270,847	25,478,577	1.9%
IDEXX Laboratories, Inc. *	167,972	25,970,151	1.9%
Intuitive Surgical, Inc. *	42,735	32,755,095	2.3%
		109,830,721	8.0%
Health Care Providers & Services
Acadia Healthcare Co., Inc. *	441,207	19,236,625	1.4%
Health Care Technology
Veeva Systems, Inc. - Class A *	353,512	18,128,095	1.3%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	107,085	19,735,766	1.4%
Panera Bread Company - Class A *	103,290	27,048,552	2.0%
Vail Resorts, Inc.	71,710	13,761,149	1.0%
		60,545,467	4.4%
Household Products
Church & Dwight Co., Inc.	410,190	20,456,175	1.5%
IT Services
Alliance Data Systems Corp.	68,637	17,090,613	1.3%
Broadridge Financial Solutions, Inc.	278,435	18,919,658	1.4%
EPAM Systems, Inc. *	184,385	13,924,755	1.0%
Euronet Worldwide, Inc. *	327,524	28,009,853	2.0%
Fiserv, Inc. *	246,016	28,368,105	2.1%
Gartner, Inc. *	241,808	26,112,846	1.9%
		132,425,830	9.7%
Leisure Products
Hasbro, Inc.	276,045	27,554,812	2.0%
Life Sciences Tools & Services
ICON PLC * f	253,515	20,210,216	1.5%
Illumina, Inc. *	149,353	25,485,596	1.8%
45,695,812	3.3%

Machinery
Fortive Corp.		427,764	25,759,948	1.9%
Graco, Inc.		214,910	20,231,627	1.5%
The Middleby Corp. *		214,747	29,302,228	2.2%
Oshkosh Truck Corporation		327,110	22,436,475	1.6%
Snap-on, Inc.		148,747	25,089,157	1.8%
WABCO Holdings, Inc. *		215,325	25,283,462	1.8%
			148,102,897	10.8%
Media
Cable One, Inc.		46,777	29,210,833	2.1%
Multiline Retail
Dollar General Corp.		350,626	24,449,151	1.8%
Ollie's Bargain Outlet Holdings, Inc. *		728,059	24,389,976	1.8%
			48,839,127	3.6%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. *		233,064	24,172,233	1.8%
Professional Services
Equifax, Inc.		99,360	13,586,486	1.0%
Verisk Analytics, Inc. *		223,164	18,107,527	1.3%
			31,694,013	2.3%
Road & Rail
J.B. Hunt Transport Services, Inc.		208,228	19,102,837	1.4%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.		244,202	22,491,004	1.6%
Internet Software & Services
Akamai Technologies, Inc. *		324,636	19,380,769	1.4%
Software
Blackbaud, Inc.		190,986	14,642,896	1.1%
ServiceNow, Inc. *		302,361	26,447,517	1.9%
Synopsys, Inc. *		322,822	23,285,151	1.7%
Tyler Technologies, Inc. *		148,252	22,913,829	1.7%
The Ultimate Software Group, Inc. *		123,585	24,125,028	1.7%
			111,414,421	8.1%
Specialty Retail
Burlington Stores, Inc. *		263,754	25,660,627	1.9%
O'Reilly Automotive, Inc. *		70,207	18,944,657	1.4%
Ulta Salon, Cosmetics & Fragrance, Inc. *		88,440	25,225,741	1.8%
			69,831,025	5.1%
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc. *		373,726	19,385,168	1.4%
Trading Companies & Distributors
Fastenal Co.		505,394	26,027,791	1.9%
Watsco, Inc.		204,682	29,306,369	2.1%
			55,334,160	4.0%
TOTAL COMMON STOCKS (Cost $1,058,665,896)			1,327,025,498	96.7%

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «		70,624,098	70,624,098	5.1%
TOTAL SHORT-TERM INVESTMENT (Cost $70,624,098)			70,624,098	5.1%
Total Investments (Cost $1,129,289,994)			1,397,649,596	101.8%
Liabilities in Excess of Other Assets			(24,873,507)	(1.8)%
TOTAL NET ASSETS			$1,372,776,089	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,327,025,498	$-	$-	$1,327,025,498
Total Equity	1,327,025,498	-	-	1,327,025,498

Short-Term Investment
Money Market Mutual Fund	$70,624,098	-	-	70,624,098
Total Short-Term Investment	70,624,098	-	-	70,624,098

Total Investments*	$1,397,649,596	$-	$-	$1,397,649,596

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	6,911	$376,995	2.6%
Orbital ATK, Inc.	3,239	317,422	2.2%
Rockwell Collins, Inc.	2,880	279,821	2.0%
		974,238	6.8%
Air Freight & Logistics
Air Transport Services Group, Inc. *	16,989	272,673	1.9%
Auto Components
Motorcar Parts of America, Inc. *	11,518	353,949	2.5%
Banks
Hilltop Holdings, Inc.	10,870	298,599	2.1%
Renasant Corp.	9,502	377,134	2.6%
		675,733	4.7%
Capital Markets
Diamond Hill Investment Group, Inc.	1,368	266,144	1.9%
Commercial Services & Supplies
Deluxe Corp.	4,175	301,310	1.9%
Construction & Engineering
Quanta Services, Inc. *	12,022	446,136	3.1%
Distributors
LKQ Corp. *	9,286	271,801	2.1%
Electric Utilities
Alliant Energy Corp.	7,487	296,560	2.1%
Avangrid, Inc.	8,567	366,153	2.6%
Pinnacle West Capital Corp.	4,391	366,122	2.5%
		1,028,835	7.2%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	8,279	397,061	2.8%
CyrusOne, Inc.	5,759	296,416	2.1%
Healthcare Trust of America, Inc. - Class A	12,958	407,659	2.8%
LTC Properties, Inc.	7,991	382,769	2.7%
Physicians Realty Trust	21,956	436,265	3.0%
		1,920,170	13.4%
Food Products
B & G Foods, Inc.	10,798	434,620	3.0%
Lamb Weston Holdings, Inc.	8,207	345,186	2.4%
		779,806	5.4%
Health Care Equipment & Supplies
ICU Medical, Inc. *	2,736	417,787	2.9%
Health Care Providers & Services
Laboratory Corp. of America Holdings *	2,520	361,545	2.5%
Mednax, Inc. *	4,463	309,643	2.2%
		671,188	4.7%
Household Durables
ZAGG, Inc. *	39,377	283,514	2.0%
Household Products
Orchids Paper Products Co.	10,078	241,872	1.7%
Insurance
American Financial Group, Inc.	5,183	494,562	3.5%
Atlas Financial Holdings, Inc. * f	17,997	245,659	1.7%
		740,221	5.2%
Internet Software & Services
j2 Global, Inc.	5,255	440,947	3.1%
Stamps.com, Inc. *	2,808	332,327	2.3%
VeriSign, Inc. *	5,183	451,491	3.1%
		1,224,765	8.5%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. - Class A	12,814	396,721	2.8%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	31,531	433,867	3.0%
Silicon Motion Technology Corp. - ADR f	9,718	454,316	3.2%
Skyworks Solutions, Inc.	3,023	296,194	2.1%
		1,184,377	8.3%

Thrifts & Mortgage Finance
Bofi Holding, Inc. *		8,639	225,737	1.6%
Meta Financial Group, Inc.		7,775	688,088	4.8%
NMI Holdings, Inc. - Class A *		26,491	301,997	2.1%
			1,215,822	8.5%
Wireless Telecommunication Services
Boingo Wireless, Inc. *		42,113	547,048	3.8%
TOTAL COMMON STOCKS (Cost $12,943,098)			14,214,110	99.3%

Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «		75,777	75,777	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $75,777)			75,777	0.5%
Total Investments (Cost $13,018,875)			14,289,887	99.8%
Other Assets in Excess of Liabilities			25,095	0.2%
TOTAL NET ASSETS			$14,314,982	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR	- American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$14,214,110	$-	$-	$14,214,110
Total Equity	14,214,110	-	-	14,214,110

Short-Term Investment
Money Market Mutual Fund	75,777	-	-	$75,777
Total Short-Term Investment	75,777	-	-	75,777

Total Investments*	$14,289,887	$-	$-	$14,289,887

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,983	$708,223	2.3%
Orbital ATK, Inc.	7,053	691,194	2.3%
		1,399,417	4.6%
Air Freight & Logistics
Air Transport Services Group, Inc. *	36,706	589,131	1.9%
Auto Components
LCI Industries	6,892	687,821	2.3%
Motorcar Parts of America, Inc. *	29,493	906,320	2.9%
		1,594,141	5.2%
Banks
Hilltop Holdings, Inc.	23,081	634,035	2.1%
Renasant Corp.	22,601	897,034	2.9%
		1,531,069	5.0%
Biotechnology
Eagle Pharmaceuticals, Inc./DE *	8,014	664,681	2.2%
Building Products
Patrick Industries, Inc. *	10,819	767,067	2.5%
Capital Markets
Diamond Hill Investment Group, Inc.	2,885	561,277	1.9%
Commercial Services & Supplies
Deluxe Corp.	10,258	740,320	2.4%
Construction & Engineering
Quanta Services, Inc. *	26,127	969,573	3.2%
Electric Utilities
Alliant Energy Corp.	25,646	1,015,838	3.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	20,036	960,927	3.2%
Healthcare Trust of America, Inc. - Class A	22,440	705,962	2.3%
LTC Properties, Inc.	21,318	1,021,132	3.4%
Physicians Realty Trust	44,880	891,766	2.9%
CyrusOne, Inc.	12,342	635,243	2.1%
		4,215,030	13.9%
Food Products
B & G Foods, Inc.	22,440	903,210	2.9%
Lamb Weston Holdings, Inc.	17,792	748,331	2.5%
		1,651,541	5.4%
Gas Utilities
South Jersey Industries, Inc.	17,632	628,581	2.1%
Health Care Equipment & Supplies
ICU Medical, Inc. *	7,534	1,150,442	3.8%
Household Durables
ZAGG, Inc. *	118,452	852,854	2.8%
Household Products
Orchids Paper Products Co.	30,615	734,760	2.4%
Insurance
Atlas Financial Holdings, Inc. * f	52,093	711,069	2.3%
Internet Software & Services
j2 Global, Inc.	11,861	995,256	3.3%
Stamps.com, Inc. *	5,931	701,934	2.3%
		1,697,190	5.6%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. - Class A	24,043	744,371	2.4%
Capstead Mortgage Corp.	84,151	886,952	3.0%
		1,631,323	5.4%

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	66,768	918,728	3.0%
Silicon Motion Technology Corp. ADR f	20,036	936,683	3.1%
		1,855,411	6.1%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	32,057	837,649	2.8%
Capitol Federal Financial, Inc.	21,479	314,238	1.0%
Meta Financial Group, Inc.	16,029	1,418,567	4.7%
NMI Holdings, Inc. *	54,498	621,277	2.0%
		3,191,731	10.5%
Water Utilities
Connecticut Water Service, Inc.	12,022	638,969	2.1%
Wireless Telecommunication Services
Boingo Wireless, Inc. *	89,440	1,161,826	3.8%
TOTAL COMMON STOCKS (Cost $23,470,717)		29,953,241	98.4%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «	442,656	442,656	1.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $442,656)		442,656	1.5%
Total Investments (Cost $23,913,373)		30,395,897	99.9%
Other Assets in Excess of Liabilities		34,297	0.1%
TOTAL NET ASSETS		$30,430,194	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR	American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$29,953,241	$-	$-	$29,953,241
Total Equity	29,953,241	-	-	29,953,241

Short-Term Investment
Money Market Mutual Fund	442,656	-	-	$442,656
Total Short-Term Investment	442,656	-	-	442,656

Total Investments*	$30,395,897	$-	$-	$30,395,897

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Chautauqua International Growth Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France) ^	7,607	$1,698,894	3.4%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada) *	27,141	1,407,804	2.8%
Application Software
Dassault Systemes (France) ^	18,692	1,616,709	3.2%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom) ^	119,489	1,946,371	3.9%
Julius Baer Group Ltd. (Switzerland) ^	40,688	2,032,612	4.0%
		3,978,983	7.9%
Auto Parts & Equipment
Delphi Automotive PLC (United Kingdom)	17,449	1,404,470	2.8%
Biotechnology
Genmab A/S (Denmark) * ^	5,470	1,052,591	2.1%
Cable & Satellite
Naspers Ltd. (South Africa) ^	3,700	637,556	1.3%
Data Processing & Outsourced Services
Wirecard AG (Germany) ^	46,616	2,578,312	5.1%
Electronic Equipment & Instruments
Keyence Corp. (Japan) ^	4,937	1,980,589	3.9%
Health Care Distributors
Sinopharm Group Co. Ltd. (China) ^	452,713	2,101,708	4.2%
Health Care Equipment
Olympus Corp. (Japan) ^	49,588	1,913,927	3.8%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) ^	9,987	911,728	1.8%
Insurance Brokers
BB Seguridade Participacoes SA (Brazil)	54,047	506,183	1.0%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) *	21,987	2,370,858	4.7%
Ctrip.com International Ltd. - ADR (China) *	10,351	508,752	1.0%
		2,879,610	5.7%
Internet Software & Services
LINE Corp. (Japan) ^	45,154	1,740,392	3.5%
Tencent Holdings Ltd. (China) ^	17,279	497,800	1.0%
		2,238,192	4.5%
Life & Health Insurance
AIA Group Ltd. (Hong Kong) ^	295,066	1,862,444	3.7%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	14,738	1,702,533	3.4%
Oil & Gas Exploration & Production
Eni SpA (Italy) ^	129,923	2,127,274	4.2%
Personal Products
Amorepacific Corp. (Republic of Korea) ^	5,084	1,276,201	2.5%
Pharmaceuticals
Allergan PLC (Ireland)	6,732	1,608,409	3.2%
Grifols SA - ADR (Spain)	99,566	1,879,308	3.8%
Novo Nordisk A/S - ADR (Denmark)	41,448	1,420,837	2.8%
Roche Holding AG (Switzerland) ^	5,534	1,415,230	2.8%
		6,323,784	12.6%
Regional Banks
HDFC Bank Ltd. - ADR (India)	26,190	1,970,012	3.9%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	38,386	1,585,726	3.2%
Semiconductor Equipment
ASML Holding NV (Netherlands)	20,227	2,686,145	5.3%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	48,819	1,603,216	3.2%
Total Common Stocks (Cost $46,053,399)		48,044,591	95.5%

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «		1,924,223	1,924,223	3.8%
TOTAL SHORT-TERM INVESTMENT (Cost $1,924,223)			1,924,223	3.8%
Total Investments (Cost $47,977,622)			49,968,814	99.3%
Other Assets in Excess of Liabilities			335,681	0.7%
TOTAL NET ASSETS			$50,304,495	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR	American Depositary Receipt

The Fund’s investment adviser has generally assigned industry classifications for the issuers shown in the Schedule of Investments in accordance with the Global Industry Classification Standard (GICS®). In the absence of a GICS industry classification for an issuer, or if the Fund’s investment adviser determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Fund’s investment adviser may assign an industry classification to such issuer accordingly.
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua International Growth Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$20,654,253	$27,390,338	$-	$48,044,591
Total Equity	20,654,253	$27,390,338	-	48,044,591

Short-Term Investment
Money Market Mutual Fund	1,924,223	$-	-	$1,924,223
Total Short-Term Investment	1,924,223	$-	-	1,924,223

Total Investments*	$22,578,476	$27,390,338	$-	$49,968,814

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Chautauqua Global Growth Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France) ^	390	$87,100	0.8%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada) *	5,044	261,632	2.5%
Application Software
Dassault Systemes (France) ^	1,174	101,542	1.0%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom) ^	17,227	280,613	2.7%
Julius Baer Group Ltd. (Switzerland) ^	6,843	341,849	3.2%
		622,462	5.9%
Automobile Manufacturers
BYD Co Ltd. (China) ^	27,132	150,457	1.4%
Biotechnology
Celgene Corp. (United States) *	1,981	246,496	2.3%
Genmab A/S (Denmark) * ^	543	104,489	1.0%
Regeneron Pharmaceuticals, Inc. (United States) *	751	291,020	2.8%
		642,005	6.1%
Cable & Satellite
Naspers Ltd. (South Africa) ^	664	114,415	1.1%
Communications Equipment
Palo Alto Networks, Inc. (United States) *	2,893	325,983	3.1%
Data Processing & Outsourced Services
Wirecard AG (Germany) ^	7,111	393,306	3.7%
Electronic Equipment & Instruments
Keyence Corp. (Japan) ^	285	114,334	1.1%
Health Care Distributors
Sinopharm Group Co. Ltd. (China) ^	60,421	280,503	2.6%
Health Care Equipment
Olympus Corp. (Japan) ^	5,016	193,601	1.8%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) ^	1,042	95,126	0.9%
Internet Retail
Alibaba Group Holding Ltd. - ADR (China) *	1,718	185,252	1.8%
Amazon.com, Inc. (United States) *	566	501,782	4.8%
Ctrip.com International Ltd. - ADR (China) *	2,131	104,739	1.0%
Priceline.com, Inc. (United States) *	232	412,953	3.9%
		1,204,726	11.5%
Internet Software & Services
Alphabet, Inc. - Class A (United States) *	307	260,274	2.5%
LINE Corp. (Japan) ^	6,266	241,513	2.3%
Salesforce.com, Inc. (United States) *	2,850	235,097	2.2%
Tencent Holdings Ltd. (China) ^	3,554	102,389	1.0%
		839,273	8.0%
IT Consulting & Other Services
MasterCard, Inc. - Class A (United States)	3,494	392,970	3.7%
Life & Health Insurance
AIA Group Ltd. (Hong Kong) ^	37,609	237,386	2.3%
Life Sciences Tools & Services
Illumina, Inc. (United States) *	3,247	554,068	5.3%
Oil & Gas Exploration & Production
Antero Resources Corp. (United States) *	9,422	214,916	2.0%
Eni SpA (Italy) ^	13,864	227,000	2.2%
Pioneer Natural Resources Co. (United States)	2,173	404,678	3.8%
		846,594	8.0%
Other Diversified Financial Services
The Charles Schwab Corp. (United States)	7,646	312,033	3.0%
Personal Products
Amorepacific Corp. (Republic of Korea) ^	656	164,671	1.6%
Pharmaceuticals
Allergan PLC (Ireland)	895	213,833	2.0%
Grifols SA - ADR (Spain)	7,097	133,956	1.3%
Novo Nordisk A/S - ADR (Denmark)	3,070	105,240	1.0%
Roche Holding AG (Switzerland) ^	241	61,632	0.6%
		514,661	4.9%

Regional Banks
HDFC Bank Ltd. - ADR (India)		3,252	244,616	2.3%
SVB Financial Group (United States) *		1,257	233,915	2.2%
			478,531	4.5%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)		2,668	110,215	1.0%
Semiconductor Equipment
ASML Holding NV (Netherlands)		903	119,918	1.1%
NVIDIA Corp. (United States)		2,819	307,074	3.0%
			426,992	4.1%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)		3,033	99,604	0.9%
Specialty Chemicals
The Sherwin-Williams Co. (United States)		310	96,159	0.9%
Systems Software
Athenahealth, Inc. (United States) *		1,686	189,995	1.8%
Adobe Systems, Inc. (United States) *		2,447	318,428	3.0%
			508,423	4.8%
Total Common Stocks (Cost $9,129,784)			10,168,772	96.5%

Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.60% «		229,585	229,585	2.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $229,585)			229,585	2.2%
Total Investments (Cost $9,359,369)			10,398,357	98.7%
Other Assets in Excess of Liabilities			133,929	1.3%
TOTAL NET ASSETS			$10,532,286	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR	American Depositary Receipt

The Fund’s investment adviser has generally assigned industry classifications for the issuers shown in the Schedule of Investments in accordance with the Global Industry Classification Standard (GICS®). In the absence of a GICS industry classification for an issuer, or if the Fund’s investment adviser determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Fund’s investment adviser may assign an industry classification to such issuer accordingly.

GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chautauqua Global Growth Fund
Schedule of Investments, March 31, 2017 (Unaudited)
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$6,876,846	$3,291,926	$-	$10,168,772
Total Equity	6,876,846	3,291,926	-	10,168,772

Short-Term Investment
Money Market Mutual Fund	229,585	-	-	229,585
Total Short-Term Investment	229,585	-	-	229,585

Total Investments*	$7,106,431	$3,291,926	$-	$10,398,357

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period. See the Fund's valuation policy in Note 2a to the financial statements.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2017 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$612,667,768	$4,421,039,666	$2,473,844,586	$11,800,031,655	$13,662,235,168
Gross unrealized appreciation	$456,759	$13,041,027	$21,200,832	$100,734,609	$144,012,399
Gross unrealized depreciation	(361,407)	(13,500,099)	(22,423,330)	(140,312,040)	(162,050,996)
Net unrealized appreciation (depreciation)	$95,352	$(459,072)	$(1,222,498)	$(39,577,431)	$(18,038,597)

	Baird Short-Term Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund
Cost of investments	$67,760,273	$1,004,707,452	$118,820,264
Gross unrealized appreciation	$280,277	$27,992,570	$842,013
Gross unrealized depreciation	(314,355)	(5,107,945)	(768,762)
Net unrealized appreciation (depreciation)	$(34,078)	$22,884,625	$73,251

	Baird LargeCap Fund	Baird MidCap Fund	Baird Small/Mid Cap Value Fund
Cost of investments	$36,071,817	$1,129,289,994	$13,018,875
Gross unrealized appreciation	$6,589,082	$284,471,650	$1,560,878
Gross unrealized depreciation	(274,498)	(16,112,048)	(289,866)
Net unrealized appreciation	$6,314,584	$268,359,602	$1,271,012

	Baird SmallCap Value Fund	Chautauqua International Growth Fund	Chautauqua Global Growth Fund
Cost of investments	$23,913,373	$47,977,622	$9,359,369
Gross unrealized appreciation	$6,899,535	$2,924,686	$1,248,426
Gross unrealized depreciation	(417,011)	(933,494)	(209,438)
Net unrealized appreciation	$6,482,524	$1,991,192	$1,038,988

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By   /s/ Mary Ellen Stanek
        Mary Ellen Stanek, President

Date   May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Mary Ellen Stanek
        Mary Ellen Stanek, President

Date   May 30, 2017

By  /s/ Terrance P. Maxwell
       Terrance P. Maxwell, Treasurer

Date  May 30, 2017